[WM LOGO]



                                   [GRAPHICS]




                                                    the difference is experience
                                                              SEMI-ANNUAL REPORT
                                               FOR THE PEROD ENDED JUNE 30, 2001

STRATEGIC ASSET MANAGEMENT PORTFOLIO DIVISIONS

  strategic growth portfolio
  conservative growth portfolio
  balanced portfolio
  conservative balanced portfolio
  flexible income portfolio

EQUITY FUND DIVISIONS
  equity income fund
  growth & income fund
  growth fund of the northwest
  growth fund
  mid cap stock fund
  small cap stock fund
  international growth fund

FIXED-INCOME FUND DIVISIONS
  short term income fund
  u.s. government securities fund
  income fund
  money market fund




 CONTENTS


message from the president ...............................................1 statements of assets and liabilities .....................................2 statements of operations .................................................6

statements of changes in net assets ......................................8 statements of changes in net assets - capital stock activity ............12 financial highlights ....................................................16

portfolio of investments ................................................25

notes to financial statements (unaudited) ...............................53

Dear Shareholder,

[PHOTO]

During the six months ended June 30, 2001, U.S. equity markets continued their drastic swings in what is proving to be one of the most volatile periods in recent history. An economic slowdown, coupled with reductions in estimates for corporate profits and multiple layoff announcements, added fuel to the fire throughout the first half of 2001. In an effort to stimulate growth and avoid a further economic slowdown, the Federal Reserve embarked upon an aggressive policy of easing short-term interest rates. Although the markets initially reacted favorably to these lower rates, the volatility persisted, particularly in the technology sector where expectations are for weaker earnings in the coming quarters. Many "dot com" darlings of the late 1990s continued to lose significant value, and the technology sector helped to drag the market down for the period as a whole.

Looking back over the past six months, the equity markets certainly seemed more volatile than we can remember. The frequency of daily percentage moves in market indices increased significantly in 2000 and is running even higher in 2001. Therefore, it's essential to rely on basic investment principles to combat today's market volatility.

While this volatility has likely tested the resolve of many investors, it has underscored the importance of patience, discipline, asset allocation, and professional investment management. Investors who have maintained a long-term perspective and properly allocated and diversified their portfolios have been able to reduce the effects of volatility and stay on course. Diversification and asset allocation are time-tested strategies that have proven to overcome periods of short-term uncertainty and volatility.

When we launched our first mutual fund in 1939, it was among the first 50 funds in the U.S. and provided a diversified pool of both bond and stock securities. The effect of "pooling" multiple securities together significantly reduced the investment risk for our first shareholders. While the mutual fund industry has grown and evolved since then, the same basic tenet of diversification still holds true today. These benefits are especially evident during periods of heightened market volatility. We all know that bear markets can be painful in the short term, but they are an inevitable part of investing. Since 1939, we have experienced 13 significant market downturns. They have occurred about once every five years and each has lasted about 10 months on average.(1) Although these bear markets have experienced an average decline of 20%, each has been followed by a prolonged market recovery, emphasizing the importance of staying invested for the long term.

Lately, it seems many investors have been increasingly focused on finding the next "hot" stock or fund to add to their portfolios. However, it's important to realize that the key to investment success is your overall asset allocation -- the degree in which your entire portfolio is invested among various asset classes. This is precisely where the advice of your Investment Representative can be best utilized. He or she can help you match your needs and goals with the appropriate investment products, as well as review your current investments to ensure that you are on track to meet your long-term goals.

At the WM GROUP OF FUNDS, we have developed a full array of investment products built on the foundation of diversification and asset allocation. With a wide range of equity and fixed-income funds, as well as our professionally managed and actively allocated STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS, we are confident that there is a solution to meet your long-term investment needs. We suggest that you meet with your Investment Representative regularly to ensure that you have an appropriate mix of asset classes that can help you manage risk and potentially reduce the effects of volatility on your investment portfolio.

Thank you for your continued support and confidence in the WM VARIABLE TRUST FUNDS.

Sincerely,

/s/ WILLIAM G. PAPESH

William G. Papesh
President

1 Source: Ibbotson Associates. Represents S&P 500 data from January 1939 - June 2001.

STATEMENTS OF ASSETS AND LIABILITIES

WM VARIABLE TRUST
JUNE 30, 2001 (UNAUDITED)

                                                         STRATEGIC     CONSERVATIVE
                                                          GROWTH         GROWTH        BALANCED
                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                        ------------   ------------   ------------
ASSETS:
Investments, at value
  (See portfolio of investments):
  Securities ........................................   $106,376,755   $327,485,922   $347,931,189
  Repurchase Agreements .............................        594,000        615,000        550,000
                                                        ------------   ------------   ------------
    Total Investments(a) ............................    106,970,755    328,100,922    348,481,189
Cash and/or foreign currency(b) .....................            439            257            214
Cash held as collateral for loaned
  securities (note 7) ...............................             --             --             --
Net unrealized appreciation of forward
  foreign currency contracts (See portfolio
  of investments) ...................................             --             --             --
Variation margin ....................................             --             --             --
Dividends and/or interest receivable ................            120            124            112
Receivable for Portfolio/Fund shares sold ...........             --             --        292,835
Receivable for investment securities sold ...........             --             --             --
Unamortized organization costs and/or
  offering costs ....................................          7,564          7,564          7,564
Prepaid expenses ....................................            434          1,680          1,776
                                                        ------------   ------------   ------------
    Total Assets ....................................    106,979,312    328,110,547    348,783,690
                                                        ------------   ------------   ------------
LIABILITIES:
Net unrealized depreciation of forward
  foreign currency contracts (See portfolio
  of investments) ...................................             --             --             --
Payable for dollar roll transactions
  (notes 2 and 6) ...................................             --             --             --
Payable upon return of securities loaned
  (note 7) ..........................................             --             --             --
Payable for Portfolio/Fund shares redeemed ..........        286,006        324,412        194,296
Payable for when-issued securities ..................             --             --             --
Payable for investment securities purchased .........             --             --             --
Investment advisory fee payable .....................          8,669         26,684         28,316
Administration fee payable ..........................         13,004         40,026         42,474
Distribution fees payable ...........................             --             --             --
Due to custodian ....................................             --             --             --
Accrued legal and audit fees ........................          7,464         14,424         15,454
Accrued printing and postage expenses ...............          8,194         28,198         30,748
Accrued expenses and other payables .................          1,574          4,492          5,628
                                                        ------------   ------------   ------------
    Total Liabilities ...............................        324,911        438,236        316,916
                                                        ------------   ------------   ------------
NET ASSETS ..........................................   $106,654,401   $327,672,311   $348,466,774
=====================                                   ============   ============   ============
(a) Investments, at cost ............................   $114,677,273   $348,459,420   $353,738,270
                                                        ============   ============   ============
(b) Cash and/or foreign currency,
    at cost .........................................   $        439   $        257   $        214
                                                        ============   ============   ============

                                                        CONSERVATIVE    FLEXIBLE         EQUITY
                                                         BALANCED        INCOME         INCOME
                                                         PORTFOLIO      PORTFOLIO         FUND
                                                        ------------   ------------   ------------
ASSETS:
Investments, at value
  (See portfolio of investments):
  Securities ........................................   $ 10,916,756   $ 47,995,236   $ 83,630,829
  Repurchase Agreements .............................        290,000        613,000      3,844,000
                                                        ------------   ------------   ------------
    Total Investments(a) ............................     11,206,756     48,608,236     87,474,829
Cash and/or foreign currency(b) .....................            805            961            151
Cash held as collateral for loaned
  securities (note 7) ...............................             --             --      1,900,408
Net unrealized appreciation of forward
  foreign currency contracts (See portfolio
  of investments) ...................................             --             --             --
Variation margin ....................................             --             --             --
Dividends and/or interest receivable ................             59            124        329,586
Receivable for Portfolio/Fund shares sold ...........             --             --          7,455
Receivable for investment securities sold ...........             --             --             --
Unamortized organization costs and/or
  offering costs ....................................             --          2,054             --
Prepaid expenses ....................................             64            250            308
                                                        ------------   ------------   ------------
    Total Assets ....................................     11,207,684     48,611,625     89,712,737
                                                        ------------   ------------   ------------
LIABILITIES:
Net unrealized depreciation of forward
  foreign currency contracts (See portfolio
  of investments) ...................................             --             --             --
Payable for dollar roll transactions
  (notes 2 and 6) ...................................             --             --             --
Payable upon return of securities loaned
  (note 7) ..........................................             --             --      1,900,408
Payable for Portfolio/Fund shares redeemed ..........          1,224        346,350          2,049
Payable for when-issued securities ..................             --             --             --
Payable for investment securities purchased .........             --        213,000      2,059,903
Investment advisory fee payable .....................            909          3,928         43,578
Administration fee payable ..........................          1,363          5,893             --
Distribution fees payable ...........................             --             --             15
Due to custodian ....................................             --             --             --
Accrued legal and audit fees ........................          7,495          7,996         13,985
Accrued printing and postage expenses ...............          1,928          5,079          7,194
Accrued expenses and other payables .................            987          1,512          4,108
                                                        ------------   ------------   ------------
    Total Liabilities ...............................         13,906        583,758      4,031,240
                                                        ------------   ------------   ------------
NET ASSETS ..........................................   $ 11,193,778   $ 48,027,867   $ 85,681,497
=====================                                   ============   ============   ============
(a) Investments, at cost ............................   $ 11,326,935   $ 48,153,410   $ 80,175,248
                                                        ============   ============   ============
(b) Cash and/or foreign currency, at cost ...........   $        805   $        961   $        151
                                                        ============   ============   ============



                       See Notes to Financial Statements.
2


                                                          GROWTH &      GROWTH FUND                     MID CAP      SMALL CAP
                                                           INCOME         OF THE         GROWTH         STOCK          STOCK
                                                            FUND        NORTHWEST         FUND           FUND           FUND
                                                        ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments, at value
  (See portfolio of investments):
  Securities ........................................   $326,461,116   $ 86,121,287   $219,015,485   $ 64,278,020   $ 83,054,599
  Repurchase Agreements .............................      3,100,000      3,055,000             --      3,273,000        208,000
                                                        ------------   ------------   ------------   ------------   ------------
    Total Investments(a) ............................    329,561,116     89,176,287    219,015,485     67,551,020     83,262,599
Cash and/or foreign currency(b) .....................            630         44,952         87,293            116            969
Cash held as collateral for loaned
  securities (note 7) ...............................             --      2,746,800      2,611,800        864,000        911,000
Net unrealized appreciation of forward
  foreign currency contracts (See portfolio
  of investments) ...................................             --             --        718,595             --             --
Variation margin ....................................             --             --             --             --             --
Dividends and/or interest receivable ................        171,577         41,537         32,720         36,469          2,899
Receivable for Portfolio/Fund shares sold ...........        122,442         13,515             --          7,145          2,885
Receivable for investment securities sold ...........             --        124,661        678,531      1,516,144        233,686
Unamortized organization costs and/or
  offering costs ....................................             --             --             --             --             --
Prepaid expenses ....................................          3,815            710          6,046            242          1,393
                                                        ------------   ------------   ------------   ------------   ------------
    Total Assets ....................................    329,859,580     92,148,462    223,150,470     69,975,136     84,415,431
                                                        ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Net unrealized depreciation of forward
  foreign currency contracts (See portfolio
  of investments) ...................................             --             --             --             --             --
Payable for dollar roll transactions
  (notes 2 and 6) ...................................             --             --             --             --             --
Payable upon return of securities loaned
  (note 7) ..........................................             --      2,746,800      2,611,800        864,000        911,000
Payable for Portfolio/Fund shares redeemed ..........         62,838             --        135,081             --         60,036
Payable for when-issued securities ..................             --             --             --             --             --
Payable for investment securities purchased .........             --        242,833        812,328         45,978             --
Investment advisory fee payable .....................        202,644         43,094        160,547         41,609         54,994
Administration fee payable ..........................             --             --             --             --             --
Distribution fees payable ...........................             --             --             --              7              7
Due to custodian ....................................             --             --             --             --             --
Accrued legal and audit fees ........................         22,752         14,333         29,621         11,093         14,753
Accrued printing and postage expenses ...............         32,670          8,851         33,430          4,955          7,489
Accrued expenses and other payables .................          9,476          6,438         22,997          2,205          4,046
                                                        ------------   ------------   ------------   ------------   ------------
    Total Liabilities ...............................        330,380      3,062,349      3,805,804        969,847      1,052,325
                                                        ------------   ------------   ------------   ------------   ------------
NET ASSETS ..........................................   $329,529,200   $ 89,086,113   $219,344,666   $ 69,005,289   $ 83,363,106
================                                        ============   ============   ============   ============   ============
(a) Investments, at cost ............................   $287,000,064   $ 73,322,111   $213,454,697   $ 54,896,921   $ 88,845,512
                                                        ============   ============   ============   ============   ============
(b) Cash and/or foreign currency,
    at cost .........................................   $        630   $     44,952   $     87,293   $        116   $        969
                                                        ============   ============   ============   ============   ============

                                                                                         U.S.
                                                       INTERNATIONAL   SHORT TERM     GOVERNMENT                      MONEY
                                                          GROWTH         INCOME       SECURITIES       INCOME         MARKET
                                                           FUND           FUND           FUND           FUND           FUND
                                                       ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments, at value
  (See portfolio of investments):
  Securities ........................................  $ 56,744,873   $ 43,431,529   $118,493,164   $144,995,368   $ 20,739,218
  Repurchase Agreements .............................     1,822,000        706,000      3,266,000      2,003,000      1,111,000
                                                       ------------   ------------   ------------   ------------   ------------
    Total Investments(a) ............................    58,566,873     44,137,529    121,759,164    146,998,368     21,850,218
Cash and/or foreign currency(b) .....................            --            624            992         64,147            384
Cash held as collateral for loaned
  securities (note 7) ...............................     1,913,762      7,645,068             --     21,436,346             --
Net unrealized appreciation of forward
  foreign currency contracts (See portfolio
  of investments) ...................................            --             --             --             --             --
Variation margin ....................................            --          5,469             --             --             --
Dividends and/or interest receivable ................       146,321        556,502      1,055,210      2,162,305        102,296
Receivable for Portfolio/Fund shares sold ...........            --         27,690         55,380         67,095             --
Receivable for investment securities sold ...........       445,490          1,379             --             --             --
Unamortized organization costs and/or
  offering costs ....................................            --             --             --             --             --
Prepaid expenses ....................................         1,100            692          1,295          1,411            340
                                                       ------------   ------------   ------------   ------------   ------------
    Total Assets ....................................    61,073,546     52,374,953    122,872,041    170,729,672     21,953,238
                                                       ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Net unrealized depreciation of forward
  foreign currency contracts (See portfolio
  of investments) ...................................        75,532             --             --             --             --
Payable for dollar roll transactions
  (notes 2 and 6) ...................................            --             --      1,775,326      6,289,728             --
Payable upon return of securities loaned
  (note 7) ..........................................     1,913,762      7,645,068             --     21,436,346             --
Payable for Portfolio/Fund shares redeemed ..........        17,577         68,515        231,625        215,556         56,864
Payable for when-issued securities ..................       617,219             --             --             --             --
Payable for investment securities purchased .........        60,271             --             --      1,934,786             --
Investment advisory fee payable .....................       102,015         18,303         49,516         57,922          8,478
Administration fee payable ..........................            --             --             --             --             --
Distribution fees payable ...........................            --             --             --             --             --
Due to custodian ....................................        23,120             --             --             --             --
Accrued legal and audit fees ........................        20,345         15,603         16,911         17,976         11,502
Accrued printing and postage expenses ...............         7,694          5,580         13,438         13,448          2,396
Accrued expenses and other payables .................        28,981          6,687          9,228          7,979          1,224
                                                       ------------   ------------   ------------   ------------   ------------
    Total Liabilities ...............................     2,866,516      7,759,756      2,096,044     29,973,741         80,464
                                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS ..........................................  $ 58,207,030   $ 44,615,197   $120,775,997   $140,755,931   $ 21,872,774
================                                       ============   ============   ============   ============   ============
(a) Investments, at cost ............................  $ 62,745,334   $ 43,498,717   $119,395,275   $145,598,735   $ 21,850,218
                                                       ============   ============   ============   ============   ============
(b) Cash and/or foreign currency,
    at cost .........................................          $ --   $        624   $        992   $     64,147   $        384
                                                       ============   ============   ============   ============   ============



                     See Notes to Financial Statements.

WM VARIABLE TRUST
JUNE 30, 2001 (UNAUDITED)

                                                      Strategic       Conservative
                                                        Growth           Growth          Balanced
                                                       Portfolio       Portfolio         Portfolio
                                                     -------------    -------------    -------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
  (accumulated net investment loss/distributions
   in excess of net investment income) ............  $     753,894    $   2,855,802    $   3,505,874
Accumulated net realized gain/(loss)
  on investments sold, futures contracts,
  forward foreign currency contracts and
  foreign currency transactions ...................      3,465,717        7,907,545          224,388
Net unrealized appreciation/(depreciation) of
  investments, foreign currency, futures
  contracts, forward foreign currency contracts
  and other assets and liabilities ................     (7,706,518)     (20,358,498)      (5,257,081)
Paid-in capital ...................................    110,141,308      337,267,462      349,993,593
                                                     -------------    -------------    -------------
    Total Net Assets ..............................  $ 106,654,401    $ 327,672,311    $ 348,466,774
                                                     =============    =============    =============

NET ASSETS:
Class 1 Shares ....................................  $ 106,654,401    $ 327,672,311    $ 348,466,774
                                                     =============    =============    =============
Class 2 Shares ....................................             --               --               --

SHARES OUTSTANDING:
Class 1 Shares ....................................      6,008,847       21,015,567       24,626,842
                                                     =============    =============    =============
Class 2 Shares ....................................             --               --               --

CLASS 1 SHARES:
Net asset value, offering and redemption price
  per share of beneficial interest outstanding ....  $       17.75    $       15.59    $       14.15
                                                     =============    =============    =============

CLASS 2 SHARES:
Net asset value, offering and redemption price
  per share of beneficial interest outstanding ....             --               --               --

                                                     Conservative       Flexible           Equity
                                                       Balanced          Income            Income
                                                       Portfolio        Portfolio           Fund
                                                     -------------    -------------    -------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
  (accumulated net investment loss/distributions
   in excess of net investment income) ............  $      23,683    $    (155,995)   $   1,032,862
Accumulated net realized gain/(loss)
  on investments sold, futures contracts,
  forward foreign currency contracts and
  foreign currency transactions ...................         48,208          610,189          452,302
Net unrealized appreciation/(depreciation) of
  investments, foreign currency, futures
  contracts, forward foreign currency contracts
  and other assets and liabilities ................       (120,179)         454,826        7,299,581
Paid-in capital ...................................     11,242,066       47,118,847       76,896,752
                                                     -------------    -------------    -------------
    Total Net Assets ..............................  $  11,193,778    $  48,027,867    $  85,681,497
                                                     =============    =============    =============

NET ASSETS:
Class 1 Shares ....................................  $  11,193,778    $  48,027,867    $  85,596,528
                                                     =============    =============    =============
Class 2 Shares ....................................             --               --    $      84,969
                                                                                       =============

SHARES OUTSTANDING:
Class 1 Shares ....................................      1,114,926        4,003,260        6,758,568
                                                     =============    =============    =============
Class 2 Shares ....................................             --               --            6,709
                                                                                       =============
CLASS 1 SHARES:
Net asset value, offering and redemption price
  per share of beneficial interest outstanding ....  $       10.04    $       12.00    $       12.66
                                                     =============    =============    =============

CLASS 2 SHARES:
Net asset value, offering and redemption price
  per share of beneficial interest outstanding ....             --               --    $       12.66
                                                                                       =============



                       See Notes to Financial Statements.


                                                     GROWTH &       GROWTH FUND                        MID CAP        SMALL CAP
                                                      INCOME          OF THE           GROWTH           STOCK           STOCK
                                                       FUND          NORTHWEST          FUND             FUND           FUND
                                                   -------------   -------------    -------------    -------------   -------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
  (accumulated net investment loss/distributions
   in excess of net investment income) ..........  $     692,821   $     221,412    $    (538,149)   $      89,240   $    (138,285)
Accumulated net realized gain/(loss)
  on investments sold, futures contracts,
  forward foreign currency contracts and
  foreign currency transactions .................      1,838,236          (9,897)     (47,117,405)       2,323,481       2,090,834
Net unrealized appreciation/(depreciation) of
  investments, foreign currency, futures
  contracts, forward foreign currency contracts
  and other assets and liabilities ..............     42,561,052      15,854,176        6,279,383       12,654,099      (5,582,913)

Paid-in capital .................................    284,437,091      73,020,422      260,720,837       53,938,469      86,993,470
                                                   -------------   -------------    -------------    -------------   -------------
    Total Net Assets ............................  $ 329,529,200   $  89,086,113    $ 219,344,666    $  69,005,289   $  83,363,106
                                                   =============   =============    =============    =============   =============
NET ASSETS:
Class 1 Shares ..................................  $ 329,529,200   $  89,086,113    $ 219,344,666    $  68,941,444   $  83,292,940
                                                   =============   =============    =============    =============   =============
Class 2 Shares ..................................             --              --               --    $      63,845   $      70,166
                                                                                                     =============   =============
SHARES OUTSTANDING:
Class 1 Shares ..................................     17,857,375       4,715,816       13,748,648        5,230,347       5,988,450
                                                   =============   =============    =============    =============   =============
Class 2 Shares ..................................             --              --               --            4,844           5,045
                                                                                                     =============   =============
CLASS 1 SHARES:
Net asset value, offering and redemption price
  per share of beneficial interest outstanding ..  $       18.45   $       18.89    $       15.95    $       13.18   $       13.91
                                                   =============   =============    =============    =============   =============

CLASS 2 SHARES:
Net asset value, offering and redemption price
  per share of beneficial interest outstanding ..             --              --               --    $       13.18   $       13.91
                                                                                                     =============   =============


                                                                                         U.S.
                                                   INTERNATIONAL     SHORT TERM       GOVERNMENT                         MONEY
                                                      GROWTH           INCOME         SECURITIES         INCOME          MARKET
                                                       FUND             FUND             FUND             FUND            FUND
                                                   -------------    -------------    -------------    -------------    -----------
NET ASSETS CONSIST OF:
Undistributed net investment income/
  (accumulated net investment loss/distributions
   in excess of net investment income) ..........  $    (362,643)   $     717,015    $   1,857,661    $   1,798,476    $    23,667
Accumulated net realized gain/(loss)
  on investments sold, futures contracts,
  forward foreign currency contracts and
  foreign currency transactions .................       (842,065)        (609,684)        (903,463)      (2,138,002)          (892)
Net unrealized appreciation/(depreciation) of
  investments, foreign currency, futures
  contracts, forward foreign currency contracts
  and other assets and liabilities ..............     (4,260,247)         647,364        2,363,889        1,399,633             --

Paid-in capital .................................     63,671,985       43,860,502      117,457,910      139,695,824     21,849,999
                                                   -------------    -------------    -------------    -------------    -----------
    Total Net Assets ............................  $  58,207,030    $  44,615,197    $ 120,775,997    $ 140,755,931    $21,872,774
                                                   =============    =============    =============    =============    ===========
NET ASSETS:
Class 1 Shares ..................................  $  58,207,030    $  44,615,197    $ 120,775,997    $ 140,755,931    $21,872,774
                                                   =============    =============    =============    =============    ===========
Class 2 Shares ..................................             --               --               --               --             --

SHARES OUTSTANDING:
Class 1 Shares ..................................      5,298,295       17,857,314       11,926,233       14,356,256     21,866,275
                                                   =============    =============    =============    =============    ===========
Class 2 Shares ..................................             --               --               --               --             --

CLASS 1 SHARES:
Net asset value, offering and redemption price
  per share of beneficial interest outstanding ..  $       10.99    $        2.50    $       10.13    $        9.80    $      1.00
                                                   =============    =============    =============    =============    ===========

CLASS 2 SHARES:
Net asset value, offering and redemption price
  per share of beneficial interest outstanding ..             --               --               --               --             --



                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
WM VARIABLE TRUST
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                       Strategic       Conservative
                                                         Growth          Growth         Balanced
                                                        Portfolio       Portfolio       Portfolio
                                                       ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ...........................................  $    894,483    $  3,283,199    $  3,950,463
Foreign withholding tax on dividend income ..........            --              --              --
Interest ............................................        10,853          16,904          17,552
Securities lending income (note 7) ..................            --              --              --
                                                       ------------    ------------    ------------
  Total investment income ...........................       905,336       3,300,103       3,968,015
                                                       ------------    ------------    ------------
EXPENSES:
Investment advisory fee .............................        50,289         154,142         161,744
Administration fee ..................................        75,434         231,213         242,616
Custodian fees ......................................           871           1,648               2
Legal and audit fees ................................         9,444          10,008           8,549
Registration and filing fees ........................             8              24              25
Amortization of organization costs ..................         4,086           4,086           4,086
Printing and postage expenses .......................         3,816          15,269          16,345
Other ...............................................         3,927          10,472           9,951
Distribution fees:
  Class 2 Shares ....................................            --              --              --
                                                       ------------    ------------    ------------
    Total expenses ..................................       147,875         426,862         443,318
Fees reduced by credits allowed
  by the custodian ..................................            (1)            (35)             (2)
                                                       ------------    ------------    ------------
    Net expenses ....................................       147,874         426,827         443,316
                                                       ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) ........................       757,462       2,873,276       3,524,699
                                                       ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
  Security transactions .............................    (1,698,714)     (4,595,123)     (7,842,257)
  Forward foreign currency contracts and
    foreign currency transactions ...................            --              --              --
  Capital gain distributions received ...............     5,339,447      12,594,497       8,463,969
                                                       ------------    ------------    ------------
  Net realized gain/(loss) on investment
    transactions ....................................     3,640,733       7,999,374         621,712
                                                       ------------    ------------    ------------
Change in unrealized appreciation/(depreciation) of:
  Securities ........................................    (3,387,838)     (7,224,458)      1,960,524
  Forward foreign currency contracts ................            --              --              --
  Foreign currency, futures contracts and other
    assets and liabilities ..........................            --              --              --
                                                       ------------    ------------    ------------
  Net change in unrealized appreciation/
    (depreciation) of investment transactions .......    (3,387,838)     (7,224,458)      1,960,524
                                                       ------------    ------------    ------------
Net realized and unrealized gain/(loss)
  on investments ....................................       252,895         774,916       2,582,236
                                                       ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ........................................  $  1,010,357    $  3,648,192    $  6,106,935
                                                       ============    ============    ============

                                                       Conservative     Flexible          Equity
                                                        Balanced        Income            Income
                                                        Portfolio       Portfolio          Fund
                                                       ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ...........................................  $    145,561    $    163,339    $    751,267
Foreign withholding tax on dividend income ..........            --              --          (3,354)
Interest ............................................         6,114          12,201         511,316
Securities lending income (note 7) ..................            --              --           3,664
                                                       ------------    ------------    ------------
  Total investment income ...........................       151,675         175,540       1,262,893
                                                       ------------    ------------    ------------
EXPENSES:
Investment advisory fee .............................         5,017          22,014         203,661
Administration fee ..................................         7,526          33,021              --
Custodian fees ......................................         1,402           1,593           1,359
Legal and audit fees ................................        12,275          11,590          12,145
Registration and filing fees ........................             1               3               5
Amortization of organization costs ..................            --           1,109              --
Printing and postage expenses .......................         1,734           3,362           6,601
Other ...............................................           938           2,075           4,419
Distribution fees:
  Class 2 Shares ....................................            --              --              15
                                                       ------------    ------------    ------------
    Total expenses ..................................        28,893          74,767         228,205
Fees reduced by credits allowed
  by the custodian ..................................          (101)             (2)           (263)
                                                       ------------    ------------    ------------
    Net expenses ....................................        28,792          74,765         227,942
                                                       ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) ........................       122,883         100,775       1,034,951
                                                       ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
  Security transactions .............................            --        (267,100)        495,573
  Forward foreign currency contracts and
    foreign currency transactions ...................            --              --              --
  Capital gain distributions received ...............       182,489         911,589              --
                                                       ------------    ------------    ------------
  Net realized gain/(loss) on investment
    transactions ....................................       182,489         644,489         495,573
                                                       ------------    ------------    ------------
Change in unrealized appreciation/(depreciation) of:
  Securities ........................................       (46,579)        482,805       3,079,828
  Forward foreign currency contracts ................            --              --              --
  Foreign currency, futures contracts and other
    assets and liabilities ..........................            --              --              --
                                                       ------------    ------------    ------------
  Net change in unrealized appreciation/
    (depreciation) of investment transactions .......       (46,579)        482,805       3,079,828
                                                       ------------    ------------    ------------
Net realized and unrealized gain/(loss)
  on investments ....................................       135,910       1,127,294       3,575,401
                                                       ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ........................................  $    258,793    $  1,228,069    $  4,610,352
                                                       ============    ============    ============



                       See Notes to Financial Statements.


                                                        GROWTH &        GROWTH FUND                       MID CAP
                                                         INCOME           OF THE          GROWTH           STOCK
                                                          FUND           NORTHWEST         FUND            FUND
                                                       ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ...........................................  $  1,805,212    $    327,818    $    740,644    $    217,840
Foreign withholding tax on dividend income ..........       (11,254)             --         (50,094)             --
Interest ............................................       150,597         152,220         693,536         115,418
Securities lending income (note 7) ..................            --           6,010          65,862           5,618
                                                       ------------    ------------    ------------    ------------
  Total investment income ...........................     1,944,555         486,048       1,449,948         338,876
                                                       ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory fee .............................     1,194,918         233,204       1,105,183         230,104
Administration fee ..................................            --              --              --              --
Custodian fees ......................................         8,012           5,180          23,485           2,552
Legal and audit fees ................................        10,452          11,854          15,695           7,990
Registration and filing fees ........................            25               6              23               4
Amortization of organization costs ..................            --              --              --              --
Printing and postage expenses .......................        17,597           5,815          16,210           3,971
Other ...............................................        14,935           6,885          24,014           2,784
Distribution fees:
  Class 2 Shares ....................................            --              --              --               7
                                                       ------------    ------------    ------------    ------------
    Total expenses ..................................     1,245,939         262,944       1,184,610         247,412
Fees reduced by credits allowed
  by the custodian ..................................           (19)           (109)         (2,939)             (5)
                                                       ------------    ------------    ------------    ------------
    Net expenses ....................................     1,245,920         262,835       1,181,671         247,407
                                                       ------------    ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) ........................       698,635         223,213         268,277          91,469
                                                       ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
  Security transactions .............................     1,853,473         378,164     (42,845,990)      2,621,238
  Forward foreign currency contracts and
    foreign currency transactions ...................            --              --        (644,164)             --
  Capital gain distributions received ...............            --              --              --              --
                                                       ------------    ------------    ------------    ------------
  Net realized gain/(loss) on investment
    transactions ....................................     1,853,473         378,164     (43,490,154)      2,621,238
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation/(depreciation) of:
  Securities
  Forward foreign currency contracts ................     8,308,232      14,605,759      (9,747,789)      4,668,608
  Foreign currency, futures contracts and other .....            --              --       2,071,744              --
    assets and liabilities ..........................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
  Net change in unrealized appreciation/
    (depreciation) of investment transactions .......     8,308,232      14,605,759      (7,676,045)      4,668,608
                                                       ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss)
  on investments ....................................    10,161,705      14,983,923     (51,166,199)      7,289,846
                                                       ------------    ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ........................................  $ 10,860,340    $ 15,207,136    $(50,897,922)   $  7,381,315
                                                       ============    ============    ============    ============


                                                                                                          U.S.
                                                        SMALL CAP      INTERNATIONAL    SHORT TERM     GOVERNMENT
                                                          STOCK           GROWTH          INCOME        SECURITIES
                                                           FUND            FUND            FUND           FUND
                                                       ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ...........................................  $    131,832    $    583,648         $    --          $   --
Foreign withholding tax on dividend income ..........          (878)        (65,374)             --              --
Interest ............................................        10,037          73,133       1,417,510       3,824,494
Securities lending income (note 7) ..................        75,746          34,659           6,628              --
                                                       ------------    ------------    ------------    ------------
  Total investment income ...........................       216,737         626,066       1,424,138       3,824,494
                                                       ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory fee .............................       327,749         291,407         108,815         286,858
Administration fee ..................................            --              --              --              --
Custodian fees ......................................         6,841          39,846           3,199           5,360
Legal and audit fees ................................        11,651          13,616           9,741          10,751
Registration and filing fees ........................             6               5               4               9
Amortization of organization costs ..................            --              --              --              --
Printing and postage expenses .......................         4,769           3,383           3,040           7,346
Other ...............................................         4,842          19,302           6,134           9,570
Distribution fees:
  Class 2 Shares ....................................             7              --              --              --
                                                       ------------    ------------    ------------    ------------
    Total expenses ..................................       355,865         367,559         130,933         319,894
Fees reduced by credits allowed
  by the custodian ..................................          (843)            (32)            (52)         (1,234)
                                                       ------------    ------------    ------------    ------------
    Net expenses ....................................       355,022         367,527         130,881         318,660
                                                       ------------    ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) ........................      (138,285)        258,539       1,293,257       3,505,834
                                                       ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
  Security transactions .............................     2,470,285      (1,036,219)        108,506         159,228
  Forward foreign currency contracts and
    foreign currency transactions ...................            --         455,422              --              --
  Capital gain distributions received ...............            --              --              --              --
                                                       ------------    ------------    ------------    ------------
  Net realized gain/(loss) on investment
    transactions ....................................     2,470,285        (580,797)        108,506         159,228
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation/(depreciation) of:
  Securities
  Forward foreign currency contracts ................     2,461,366      (6,756,369)        331,811         260,701
  Foreign currency, futures contracts and other .....            --        (669,380)             --              --
    assets and liabilities ..........................            --          (7,261)          8,552              --
                                                       ------------    ------------    ------------    ------------
  Net change in unrealized appreciation/
    (depreciation) of investment transactions .......     2,461,366      (7,433,010)        340,363         260,701
                                                       ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss)
  on investments ....................................     4,931,651      (8,013,807)        448,869         419,929
                                                       ------------    ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ........................................  $  4,793,366    $ (7,755,268)   $  1,742,126    $  3,925,763
                                                       ============    ============    ============    ============


                                                                         MONEY
                                                         INCOME          MARKET
                                                           FUND           FUND
                                                       ------------    ------------
INVESTMENT INCOME:
Dividends ...........................................  $         --     $        --
Foreign withholding tax on dividend income ..........            --              --
Interest ............................................     4,881,030         538,377
Securities lending income (note 7) ..................        23,402              --
                                                       ------------    ------------
  Total investment income ...........................     4,904,432         538,377
                                                       ------------    ------------
EXPENSES:
Investment advisory fee .............................       337,587          46,220
Administration fee ..................................            --              --
Custodian fees ......................................         4,752           1,594
Legal and audit fees ................................        11,014           8,671
Registration and filing fees ........................            10               2
Amortization of organization costs ..................            --              --
Printing and postage expenses .......................         7,522           1,768
Other ...............................................         9,329           2,445
Distribution fees:
  Class 2 Shares ....................................            --              --
                                                       ------------    ------------
    Total expenses ..................................       370,214          60,700
Fees reduced by credits allowed
  by the custodian ..................................          (163)           (305)
                                                       ------------    ------------
    Net expenses ....................................       370,051          60,395
                                                       ------------    ------------
NET INVESTMENT INCOME/(LOSS) ........................     4,534,381         477,982
                                                       ------------    ------------

NET REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
  Security transactions .............................       735,992              --
  Forward foreign currency contracts and
    foreign currency transactions ...................            --              --
  Capital gain distributions received ...............            --              --
                                                       ------------    ------------
  Net realized gain/(loss) on investment
    transactions ....................................       735,992              --
                                                       ------------    ------------
Change in unrealized appreciation/(depreciation) of:
  Securities
  Forward foreign currency contracts ................    (1,675,724)             --
  Foreign currency, futures contracts and other .....            --              --
    assets and liabilities ..........................            --              --
                                                       ------------    ------------
  Net change in unrealized appreciation/
    (depreciation) of investment transactions .......    (1,675,724)             --
                                                       ------------    ------------
Net realized and unrealized gain/(loss)
  on investments ....................................      (939,732)             --
                                                       ------------    ------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ........................................  $  3,594,649    $    477,982
                                                       ============    ============



                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
WM VARIABLE TRUST
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                       STRATEGIC      CONSERVATIVE
                                                                         GROWTH          GROWTH          BALANCED
                                                                       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                                     -------------    -------------    -------------
Net investment income/(loss) ......................................  $     757,462    $   2,873,276    $   3,524,699
Net realized gain/(loss) on investment
  transactions ....................................................     (1,698,714)      (4,595,123)      (7,842,257)
Capital gain distributions received ...............................      5,339,447       12,594,497        8,463,969
Net change in unrealized appreciation/
  (depreciation) of investment transactions .......................     (3,387,838)      (7,224,458)       1,960,524
                                                                     -------------    -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations .......................................      1,010,357        3,648,192        6,106,935

Distributions to shareholders from:
 Net investment income:
    Class 1 Shares ................................................     (3,220,731)     (11,916,566)      (5,741,788)
    Class 2 Shares ................................................             --               --               --
 Net realized gains on investments:
    Class 1 Shares ................................................     (2,744,425)      (8,455,649)      (8,517,436)
    Class 2 Shares ................................................             --               --               --
Net increase in net assets from Portfolio/Fund share transactions:
    Class 1 Shares ................................................     13,178,191       50,954,001       51,219,680
    Class 2 Shares ................................................             --               --               --
                                                                     -------------    -------------    -------------
Net increase/(decrease) in net assets .............................      8,223,392       34,229,978       43,067,391
NET ASSETS:
Beginning of period ...............................................     98,431,009      293,442,333      305,399,383
                                                                     -------------    -------------    -------------
End of period .....................................................  $ 106,654,401    $ 327,672,311    $ 348,466,774
                                                                     =============    =============    =============
Undistributed net investment income/
  (accumulated net investment loss/
  distributions in excess of net investment
  income) at end of period ........................................  $     753,894    $   2,855,802    $   3,505,874
                                                                     =============    =============    =============

                                                                     CONSERVATIVE       FLEXIBLE         EQUITY
                                                                       BALANCED          INCOME          INCOME
                                                                      PORTFOLIO         PORTFOLIO         FUND
                                                                     -------------    -------------    -------------
Net investment income/(loss) ......................................  $     122,883    $     100,775    $   1,034,951
Net realized gain/(loss) on investment
  transactions ....................................................             --         (267,100)         495,573
Capital gain distributions received ...............................        182,489          911,589               --
Net change in unrealized appreciation/
  (depreciation) of investment transactions .......................        (46,579)         482,805        3,079,828
                                                                     -------------    -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations .......................................        258,793        1,228,069        4,610,352

Distributions to shareholders from:
 Net investment income:
    Class 1 Shares ................................................        (99,200)        (535,216)        (762,859)
    Class 2 Shares ................................................             --               --             (754)
 Net realized gains on investments:
    Class 1 Shares ................................................             --         (370,420)        (537,319)
    Class 2 Shares ................................................             --               --             (537)
Net increase in net assets from Portfolio/Fund share transactions:
    Class 1 Shares ................................................      2,297,804        7,656,894       35,541,567
    Class 2 Shares ................................................             --               --           86,826
                                                                     -------------    -------------    -------------
Net increase/(decrease) in net assets .............................      2,457,397        7,979,327       38,937,276
NET ASSETS:
Beginning of period ...............................................      8,736,381       40,048,540       46,744,221
                                                                     -------------    -------------    -------------
End of period .....................................................  $  11,193,778    $  48,027,867    $  85,681,497
                                                                     =============    =============    =============
Undistributed net investment income/
  (accumulated net investment loss/
  distributions in excess of net investment
  income) at end of period ........................................  $      23,683    $    (155,995)   $   1,032,862
                                                                     =============    =============    =============



                       See Notes to Financial Statements.


                                                                       GROWTH &        GROWTH FUND                      MID CAP
                                                                        INCOME           OF THE          GROWTH          STOCK
                                                                         FUND           NORTHWEST         FUND            FUND
                                                                     -------------    -------------   -------------  -------------
Net investment income/(loss) ......................................  $     698,635    $     223,213   $     268,277  $      91,469
Net realized gain/(loss) on investment
  transactions ....................................................      1,853,473          378,164     (43,490,154)     2,621,238
Capital gain distributions received ...............................             --               --              --             --
Net change in unrealized appreciation/
  (depreciation) of investment transactions .......................      8,308,232       14,605,759      (7,676,045)     4,668,608
                                                                     -------------    -------------   -------------  -------------
Net increase/(decrease) in net assets
  resulting from operations .......................................     10,860,340       15,207,136     (50,897,922)     7,381,315

Distributions to shareholders from:
 Net investment income:
    Class 1 Shares ................................................     (1,061,787)        (398,568)     (4,240,719)       (41,687)
    Class 2 Shares ................................................             --               --              --            (29)
 Net realized gains on investments:
    Class 1 Shares ................................................     (6,666,630)      (1,594,272)    (33,057,035)            --
    Class 2 Shares ................................................             --               --              --             --
Net increase in net assets from Portfolio/Fund share transactions:
    Class 1 Shares ................................................     16,405,771        4,564,857         988,877      4,885,795
    Class 2 Shares ................................................             --               --              --         62,771
                                                                     -------------    -------------   -------------  -------------
Net increase/(decrease) in net assets .............................     19,537,694       17,779,153     (87,206,799)    12,288,165
NET ASSETS:
Beginning of period ...............................................    309,991,506       71,306,960     306,551,465     56,717,124
                                                                     -------------    -------------   -------------  -------------
End of period .....................................................  $ 329,529,200    $  89,086,113   $ 219,344,666  $  69,005,289
                                                                     =============    =============   =============  =============
Undistributed net investment income/
  (accumulated net investment loss/
  distributions in excess of net investment
  income) at end of period ........................................  $     692,821    $     221,412   $    (538,149) $      89,240
                                                                     =============    =============   =============  =============



                                                                      SMALL CAP       INTERNATIONAL      SHORT TERM
                                                                        STOCK            GROWTH            INCOME
                                                                         FUND             FUND              FUND
                                                                     -------------    -------------    -------------
Net investment income/(loss) ......................................  $    (138,285)   $     258,539    $   1,293,257
Net realized gain/(loss) on investment
  transactions ....................................................      2,470,285         (580,797)         108,506
Capital gain distributions received ...............................             --               --               --
Net change in unrealized appreciation/
  (depreciation) of investment transactions .......................      2,461,366       (7,433,010)         340,363
                                                                     -------------    -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations .......................................      4,793,366       (7,755,268)       1,742,126

Distributions to shareholders from:
 Net investment income:
    Class 1 Shares ................................................             --         (438,631)        (645,081)
    Class 2 Shares ................................................             --               --               --
 Net realized gains on investments:
    Class 1 Shares ................................................    (14,231,677)      (4,796,017)              --
    Class 2 Shares ................................................         (8,522)              --               --
Net increase in net assets from Portfolio/Fund share transactions:
    Class 1 Shares ................................................     10,447,674        3,969,532           39,070
    Class 2 Shares ................................................         74,146               --               --
                                                                     -------------    -------------    -------------
Net increase/(decrease) in net assets .............................      1,074,987       (9,020,384)       1,136,115
NET ASSETS:
Beginning of period ...............................................     82,288,119       67,227,414       43,479,082
                                                                     -------------    -------------    -------------
End of period .....................................................  $  83,363,106    $  58,207,030    $  44,615,197
                                                                     =============    =============    =============
Undistributed net investment income/
  (accumulated net investment loss/
  distributions in excess of net investment
  income) at end of period ........................................  $    (138,285)   $    (362,643)   $     717,015
                                                                     =============    =============    =============

                                                                        U.S.
                                                                      GOVERNMENT                          MONEY
                                                                      SECURITIES         INCOME           MARKET
                                                                          FUND            FUND             FUND
                                                                     -------------    -------------    -------------
Net investment income/(loss) ......................................  $   3,505,834    $   4,534,381    $     477,982
Net realized gain/(loss) on investment
  transactions ....................................................        159,228          735,992               --
Capital gain distributions received ...............................             --               --               --
Net change in unrealized appreciation/
  (depreciation) of investment transactions .......................        260,701       (1,675,724)              --
                                                                     -------------    -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations .......................................      3,925,763        3,594,649          477,982

Distributions to shareholders from:
 Net investment income:
    Class 1 Shares ................................................     (1,670,132)      (2,296,785)        (477,854)
    Class 2 Shares ................................................             --               --               --
 Net realized gains on investments:
    Class 1 Shares ................................................             --               --               --
    Class 2 Shares ................................................             --               --               --
Net increase in net assets from Portfolio/Fund share transactions:
    Class 1 Shares ................................................      9,672,530       11,953,501        3,608,025
    Class 2 Shares ................................................             --               --               --
                                                                     -------------    -------------    -------------
Net increase/(decrease) in net assets .............................     11,928,161       13,251,365        3,608,153
NET ASSETS:
Beginning of period ...............................................    108,847,836      127,504,566       18,264,621
                                                                     -------------    -------------    -------------
End of period .....................................................  $ 120,775,997    $ 140,755,931    $  21,872,774
                                                                     =============    =============    =============
Undistributed net investment income/
  (accumulated net investment loss/
  distributions in excess of net investment
  income) at end of period ........................................  $   1,857,661    $   1,798,476    $      23,667
                                                                     =============    =============    =============


                       See Notes to Financial Statements.

WM VARIABLE TRUST
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                   STRATEGIC      CONSERVATIVE
                                                    GROWTH           GROWTH          BALANCED
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 -------------    -------------    -------------
Net investment income/(loss) ..................  $     475,209    $   3,757,122    $   6,705,422
Net realized gain/(loss) on investment
  transactions ................................        (75,430)         717,091        2,668,878
Capital gain distributions received ...........      5,466,506       15,860,109       11,290,106
Net change in unrealized appreciation/
  (depreciation) of investment transactions ...    (11,302,077)     (30,468,846)     (21,820,568)
                                                 -------------    -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations ...................     (5,435,792)     (10,134,524)      (1,156,162)

Distributions to shareholders from:
  Net investment income .......................       (415,552)        (957,519)      (7,270,963)
  Net realized gains on investments ...........       (578,804)      (2,114,274)      (1,259,444)
Net increase/(decrease) in net assets
  from Portfolio/Fund share transactions ......     69,361,411      150,858,405      144,558,649
                                                 -------------    -------------    -------------
Net increase/(decrease) in net assets .........     62,931,263      137,652,088      134,872,080
NET ASSETS:
Beginning of year .............................     35,499,746      155,790,245      170,527,303
                                                 -------------    -------------    -------------
End of year ...................................  $  98,431,009    $ 293,442,333    $ 305,399,383
                                                 =============    =============    =============
Undistributed net investment income/
  (distributions in excess of net investment
  income) at end of year ......................  $   3,217,163    $  11,899,092    $   5,722,963
                                                 =============    =============    =============


                                                  CONSERVATIVE        FLEXIBLE        EQUITY
                                                    BALANCED           INCOME         INCOME
                                                    PORTFOLIO         PORTFOLIO        FUND
                                                  -------------    -------------    -------------
Net investment income/(loss) ..................   $     388,370    $   1,620,147    $     783,457
Net realized gain/(loss) on investment
  transactions ................................        (125,864)          39,550          513,621
Capital gain distributions received ...........              --          588,334               --
Net change in unrealized appreciation/
  (depreciation) of investment transactions ...         103,396         (313,296)       4,102,683
                                                  -------------    -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations ...................         365,902        1,934,735        5,399,761

Distributions to shareholders from:
  Net investment income .......................        (388,370)      (1,681,180)        (228,503)
  Net realized gains on investments ...........            (272)        (156,364)              --
Net increase/(decrease) in net assets
  from Portfolio/Fund share transactions ......       1,553,434       14,105,787       29,776,282
                                                  -------------    -------------    -------------
Net increase/(decrease) in net assets .........       1,530,694       14,202,978       34,947,540
NET ASSETS:
Beginning of year .............................       7,205,687       25,845,562       11,796,681
                                                  -------------    -------------    -------------
End of year ...................................   $   8,736,381    $  40,048,540    $  46,744,221
                                                  =============    =============    =============
Undistributed net investment income/
  (distributions in excess of net investment
  income) at end of year ......................   $          --    $     278,446    $     778,180
                                                  =============    =============    =============


* The Mid Cap Stock Fund commenced operations on May 1, 2000.



                       See Notes to Financial Statements.


                                                   GROWTH &       GROWTH FUND                         MID CAP         SMALL CAP
                                                    INCOME           OF THE           GROWTH           STOCK            STOCK
                                                     FUND           NORTHWEST          FUND            FUND*             FUND
                                                 -------------    -------------    -------------    -------------    -------------
Net investment income/(loss) ..................  $   1,058,055    $     397,252    $    (383,644)   $      39,487    $    (521,334)
Net realized gain/(loss) on investment
  transactions ................................      6,659,383        1,313,709       34,913,275         (297,757)      14,401,095
Capital gain distributions received ...........             --               --               --               --               --
Net change in unrealized appreciation/
  (depreciation) of investment transactions ...        455,282       (2,170,498)    (121,379,733)       7,985,491      (28,105,174)
                                                 -------------    -------------    -------------    -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations ...................      8,172,720         (459,537)     (86,850,102)       7,727,221      (14,225,413)

Distributions to shareholders from:
  Net investment income .......................       (512,957)              --         (230,774)              --               --
  Net realized gains on investments ...........    (10,880,943)        (299,451)     (89,169,016)              --       (5,501,990)
Net increase/(decrease) in net assets
  from Portfolio/Fund share transactions ......    107,252,260       51,636,753      112,849,403       48,989,903       48,399,898
                                                 -------------    -------------    -------------    -------------    -------------
Net increase/(decrease) in net assets .........    104,031,080       50,877,765      (63,400,489)      56,717,124       28,672,495
NET ASSETS:
Beginning of year .............................    205,960,426       20,429,195      369,951,954               --       53,615,624
                                                 -------------    -------------    -------------    -------------    -------------
End of year ...................................  $ 309,991,506    $  71,306,960    $ 306,551,465    $  56,717,124    $  82,288,119
                                                 =============    =============    =============    =============    =============
Undistributed net investment income/
  (distributions in excess of net investment
  income) at end of year ......................  $   1,055,973    $     396,767    $   3,434,293    $      39,487    $          --
                                                 =============    =============    =============    =============    =============


                                                                                      U.S.
                                                 INTERNATIONAL     SHORT TERM      GOVERNMENT                           MONEY
                                                   GROWTH            INCOME         SECURITIES         INCOME           MARKET
                                                     FUND             FUND             FUND             FUND             FUND
                                                 -------------    -------------    -------------    -------------    -------------
Net investment income/(loss) ..................  $      81,078    $   2,580,436    $   5,861,294    $   6,885,104    $   1,130,906
Net realized gain/(loss) on investment
  transactions ................................      4,281,665          (79,361)          71,290         (346,765)              --
Capital gain distributions received ...........             --               --               --               --               --
Net change in unrealized appreciation/
  (depreciation) of investment transactions ...    (20,186,397)         942,034        2,965,159        4,370,369               --
                                                 -------------    -------------    -------------    -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations ...................    (15,823,654)       3,443,109        8,897,743       10,908,708        1,130,906

Distributions to shareholders from:
  Net investment income .......................     (1,833,211)      (2,591,477)      (5,799,989)      (6,745,225)      (1,130,906)
  Net realized gains on investments ...........       (625,248)              --               --               --               --
Net increase/(decrease) in net assets
  from Portfolio/Fund share transactions ......     (1,122,959)     (10,516,932)      25,735,462       67,785,283      (12,839,971)
                                                 -------------    -------------    -------------    -------------    -------------
Net increase/(decrease) in net assets .........    (19,405,072)      (9,665,300)      28,833,216       71,948,766      (12,839,971)
NET ASSETS:
Beginning of year .............................     86,632,486       53,144,382       80,014,620       55,555,800       31,104,592
                                                 -------------    -------------    -------------    -------------    -------------
End of year ...................................  $  67,227,414    $  43,479,082    $ 108,847,836    $ 127,504,566    $  18,264,621
                                                 =============    =============    =============    =============    =============
Undistributed net investment income/
  (distributions in excess of net investment
  income) at end of year ......................  $    (182,551)   $      68,839    $      87,969    $     273,130    $      23,539
                                                 =============    =============    =============    =============    =============



                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS-- CAPITAL STOCK ACTIVITY

WM VARIABLE TRUST

                                            STRATEGIC GROWTH PORTFOLIO       CONSERVATIVE GROWTH PORTFOLIO
                                          ------------------------------    ------------------------------
                                            SIX MONTHS                       SIX MONTHS
                                              ENDED                            ENDED
                                             06/30/01       YEAR ENDED        06/30/01        YEAR ENDED
                                           (UNAUDITED)       12/31/00        (UNAUDITED)       12/31/00
                                          -------------    -------------    -------------    -------------
AMOUNT
 CLASS 1
  Sold..................................  $  11,522,195    $  70,845,608    $  43,718,880    $ 171,193,106
  Issued as reinvestment of dividends...      5,965,156          994,356       20,372,215        3,071,793
  Redeemed..............................     (4,309,160)      (2,478,553)     (13,137,094)     (23,406,494)
                                          -------------    -------------    -------------    -------------
  Net increase..........................  $  13,178,191    $  69,361,411    $  50,954,001    $ 150,858,405
                                          =============    =============    =============    =============
 CLASS 2
  Sold..................................             --               --               --               --
  Issued as reinvestment of dividends...             --               --               --               --
  Redeemed..............................             --               --               --               --
  Net increase .........................             --               --               --               --

SHARES
 CLASS 1
  Sold..................................        616,799        3,550,059        2,657,847        9,902,525
  Issued as reinvestment of dividends...        343,813           49,892        1,328,045          178,282
  Redeemed..............................       (240,653)        (122,874)        (803,338)      (1,356,349)
                                          -------------    -------------    -------------    -------------
  Net increase..........................        719,959        3,477,077        3,182,554        8,724,458
                                          =============    =============    =============    =============
 CLASS 2
  Sold..................................             --               --               --               --
  Issued as reinvestment of dividends...             --               --               --               --
  Redeemed..............................             --               --               --               --
  Net increase .........................             --               --               --               --


                                                                                     GROWTH FUND
                                                GROWTH & INCOME FUND               OF THE NORTHWEST
                                          ------------------------------    ------------------------------
                                            SIX MONTHS                       SIX MONTHS
                                              ENDED                            ENDED
                                            06/30/01        YEAR ENDED        06/30/01        YEAR ENDED
                                           (unaudited)       12/31/00        (unaudited)       12/31/00
                                          -------------    -------------    -------------    -------------
AMOUNT
 CLASS 1
  Sold..................................  $  22,227,707    $ 121,775,083    $   6,309,906    $  52,025,651
  Issued as reinvestment of dividends...      7,728,417       11,393,900        1,992,840          299,451
  Redeemed..............................    (13,550,353)     (25,916,723)      (3,737,889)        (688,349)
                                          -------------    -------------    -------------    -------------
  Net increase/(decrease)...............  $  16,405,771    $ 107,252,260    $   4,564,857    $  51,636,753
                                          =============    =============    =============    =============
 CLASS 2
  Sold..................................             --               --               --               --
  Issued as reinvestment of dividends...             --               --               --               --
  Redeemed..............................             --               --               --               --
  Net increase .........................             --               --               --               --

SHARES
 CLASS 1
  Sold..................................      1,169,004        6,682,648          378,945        3,129,748
  Issued as reinvestment of dividends...        416,178          631,941          112,973           17,793
  Redeemed..............................       (730,032)      (1,398,998)        (229,147)         (43,423)
                                          -------------    -------------    -------------    -------------
  Net increase..........................        855,150        5,915,591          262,771        3,104,118
                                          =============    =============    =============    =============
 CLASS 2
  Sold..................................             --               --               --               --
  Issued as reinvestment of dividends...             --               --               --               --
  Redeemed..............................             --               --               --               --
  Net increase .........................             --               --               --               --


(a)    The Mid Cap Stock Fund commenced operations on May 1, 2000.



                       See Notes to Financial Statements.

                                                                                            CONSERVATIVE
                                                      BALANCED PORTFOLIO                  BALANCED PORTFOLIO
                                               -------------------------------     -------------------------------
                                                 SIX MONTHS                          SIX MONTHS
                                                   ENDED                               ENDED
                                                 06/30/01         YEAR ENDED          06/30/01        YEAR ENDED
                                                (UNAUDITED)        12/31/00         (UNAUDITED)        12/31/00
                                               -------------     -------------     -------------     -------------
AMOUNT
 CLASS 1
  Sold ....................................    $  50,447,144     $ 161,195,102     $   2,899,103     $   3,643,078
  Issued as reinvestment of dividends .....       14,259,224         8,530,407            99,200           388,642
  Redeemed ................................      (13,486,688)      (25,166,860)         (700,499)       (2,478,286)
                                               -------------     -------------     -------------     -------------
  Net increase/(decrease) .................    $  51,219,680     $ 144,558,649     $   2,297,804     $   1,553,434
                                               =============     =============     =============     =============

 CLASS 2
  Sold ....................................               --                --                --                --
  Issued as reinvestment of dividends .....               --                --                --                --
  Redeemed ................................               --                --                --                --

  Net increase ............................               --                --                --                --


SHARES
 CLASS 1
  Sold ....................................        3,480,170        10,752,135           292,788           365,349
  Issued as reinvestment of dividends .....        1,020,429           569,335            10,312            39,143
  Redeemed ................................         (932,555)       (1,691,106)          (71,066)         (249,235)
                                               -------------     -------------     -------------     -------------
  Net increase ............................        3,568,044         9,630,364           232,034           155,257
                                               =============     =============     =============     =============

 CLASS 2
  Sold ....................................               --                --                --                --
  Issued as reinvestment of dividends .....               --                --                --                --
  Redeemed ................................               --                --                --                --

  Net increase ............................               --                --                --                --




                                                  FLEXIBLE INCOME PORTFOLIO               EQUITY INCOME FUND
                                               -------------------------------     -------------------------------
                                                SIX MONTHS                           SIX MONTHS
                                                   ENDED                               ENDED
                                                 06/30/01         YEAR ENDED          06/30/01         YEAR ENDED
                                                (UNAUDITED)        12/31/00         (UNAUDITED)         12/31/00
                                               -------------     -------------     -------------     -------------
AMOUNT
 CLASS 1
  Sold ....................................    $   9,805,476     $  16,313,142     $  35,694,906     $  32,359,000
  Issued as reinvestment of dividends .....          905,636         1,837,544         1,300,178           228,503
  Redeemed ................................       (3,054,218)       (4,044,899)       (1,453,517)       (2,811,221)
                                               -------------     -------------     -------------     -------------
  Net increase/(decrease) .................    $   7,656,894     $  14,105,787     $  35,541,567     $  29,776,282
                                               =============     =============     =============     =============

 CLASS 2
  Sold ....................................               --                --     $      85,535                --
  Issued as reinvestment of dividends .....               --                --             1,291                --
  Redeemed ................................               --                --                --                --
                                                                                   -------------
  Net increase ............................               --                --     $      86,826                --
                                                                                   =============

SHARES
 CLASS 1
  Sold ....................................          814,650         1,370,553         2,914,842         2,975,623
  Issued as reinvestment of dividends .....           76,380           154,550           102,700            21,598
  Redeemed ................................         (253,751)         (338,548)         (118,901)         (260,532)
                                               -------------     -------------     -------------     -------------
  Net increase ............................          637,279         1,186,555         2,898,641         2,736,689
                                               =============     =============     =============     =============

 CLASS 2
  Sold ....................................               --                --             6,607                --
  Issued as reinvestment of dividends .....               --                --               102                --
  Redeemed ................................               --                --                --                --
                                                                                   -------------
  Net increase ............................               --                --             6,709                --
                                                                                   =============




                                                         GROWTH FUND                     MID CAP STOCK FUND
                                               -------------------------------     -------------------------------
                                                 SIX MONTHS                          SIX MONTHS
                                                   ENDED                                ENDED
                                                  06/30/01         YEAR ENDED         06/30/01       PERIOD ENDED
                                                (UNAUDITED)         12/31/00        (UNAUDITED)       12/31/00(a)
                                               -------------     -------------     -------------     -------------
AMOUNT
 CLASS 1
  Sold ....................................    $   8,767,908     $ 105,753,263     $   5,231,809     $  49,634,534
  Issued as reinvestment of dividends .....       37,297,754        89,399,790            41,687                --
  Redeemed ................................      (45,076,785)      (82,303,650)         (387,701)         (644,631)
                                               -------------     -------------     -------------     -------------
  Net increase/(decrease) .................    $     988,877     $ 112,849,403     $   4,885,795     $  48,989,903
                                               =============     =============     =============     =============

 CLASS 2
  Sold ....................................               --                --     $      62,793                --
  Issued as reinvestment of dividends .....               --                --                29                --
  Redeemed ................................               --                --               (51)               --
                                                                                   -------------
  Net increase ............................               --                --     $      62,771                --
                                                                                   =============

SHARES
 CLASS 1
  Sold ....................................          402,498         3,054,282           429,296         4,891,339
  Issued as reinvestment of dividends .....        2,371,122         3,079,566             3,182                --
  Redeemed ................................       (2,360,781)       (2,397,980)          (32,762)          (60,708)
                                               -------------     -------------     -------------     -------------
  Net increase ............................          412,839         3,735,868           399,716         4,830,631
                                               =============     =============     =============     =============

 CLASS 2
  Sold ....................................               --                --             4,845                --
  Issued as reinvestment of dividends .....               --                --                 2                --
  Redeemed ................................               --                --                (3)               --
                                                                                   -------------
  Net increase ............................               --                --             4,844                --
                                                                                   =============


                                                     SMALL CAP STOCK FUND             INTERNATIONAL GROWTH FUND
                                               -------------------------------     -------------------------------
                                                SIX MONTHS                          SIX MONTHS
                                                  ENDED                               ENDED
                                                 06/30/01          YEAR ENDED        06/30/01          YEAR ENDED
                                                (UNAUDITED)         12/31/00        (UNAUDITED)         12/31/00
                                               -------------     -------------     -------------     -------------
AMOUNT
 CLASS 1
  Sold ....................................    $   3,763,289     $  59,357,671     $   2,814,447     $  22,030,581
  Issued as reinvestment of dividends .....       14,231,677         5,501,990         5,234,648         2,458,459
  Redeemed ................................       (7,547,292)      (16,459,763)       (4,079,563)      (25,611,999)
                                               -------------     -------------     -------------     -------------
  Net increase/(decrease) .................    $  10,447,674     $  48,399,898     $   3,969,532     $  (1,122,959)
                                               =============     =============     =============     =============

 CLASS 2
  Sold ....................................    $      65,674                --                --                --
  Issued as reinvestment of dividends .....            8,522                --                --                --
  Redeemed ................................              (50)               --                --                --
                                               -------------
  Net increase ............................    $      74,146                --                --                --
                                               =============

SHARES
 CLASS 1
  Sold ....................................          233,794         2,863,888           212,704         1,405,635
  Issued as reinvestment of dividends .....        1,125,034           274,825           478,487           150,181
  Redeemed ................................         (503,460)         (808,708)         (318,435)       (1,545,005)
                                               -------------     -------------     -------------     -------------
  Net increase ............................          855,368         2,330,005           372,756            10,811
                                               =============     =============     =============     =============

 CLASS 2
  Sold ....................................            4,375                --                --                --
  Issued as reinvestment of dividends .....              674                --                --                --
  Redeemed ................................               (4)               --                --                --
                                               -------------
  Net increase ............................            5,045                --                --                --
                                               =============



                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM VARIABLE TRUST

                                                                                        U.S. GOVERNMENT
                                                   SHORT TERM INCOME FUND               SECURITIES FUND
                                               -----------------------------     -----------------------------
                                                SIX MONTHS                        SIX MONTHS
                                                   ENDED                            ENDED
                                                 06/30/01        YEAR ENDED        06/30/01        YEAR ENDED
                                                (UNAUDITED)       12/31/00        (UNAUDITED)       12/31/00
                                               ------------     ------------     ------------     ------------
AMOUNT
 CLASS 1
  Sold ....................................    $  2,830,959     $  2,951,403     $ 12,553,091     $ 37,163,860
  Issued as reinvestment of dividends .....         645,081        2,591,477        1,670,132        5,799,989
  Redeemed ................................      (3,436,970)     (16,059,812)      (4,550,693)     (17,228,387)
                                               ------------     ------------     ------------     ------------
  Net increase/(decrease) .................    $     39,070     $(10,516,932)    $  9,672,530     $ 25,735,462
                                               ============     ============     ============     ============

SHARES
 CLASS 1
  Sold ....................................       1,141,351        1,228,318        1,245,287        3,833,911
  Issued as reinvestment of dividends .....         261,166        1,081,181          165,688          598,183
  Redeemed ................................      (1,387,628)      (6,691,122)        (451,448)      (1,783,104)
                                               ------------     ------------     ------------     ------------
  Net increase/(decrease) .................          14,889       (4,381,623)         959,527        2,648,990
                                               ============     ============     ============     ============


                                                        INCOME FUND                    MONEY MARKET FUND
                                               -----------------------------     -----------------------------
                                                SIX MONTHS                       SIX MONTHS
                                                   ENDED                            ENDED
                                                 06/30/01       YEAR ENDED        06/30/01         YEAR ENDED
                                                (UNAUDITED)       12/31/00       (UNAUDITED)        12/31/00
                                               ------------     ------------     ------------     ------------
AMOUNT
 CLASS 1
  Sold ....................................    $ 15,554,690     $ 76,454,070     $ 14,751,073     $ 38,640,939
  Issued as reinvestment of dividends .....       2,296,785        6,745,225          477,854        1,126,527
  Redeemed ................................      (5,897,974)     (15,414,012)     (11,620,902)     (52,607,437)
                                               ------------     ------------     ------------     ------------
  Net increase/(decrease) .................    $ 11,953,501     $ 67,785,283     $  3,608,025     $(12,839,971)
                                               ============     ============     ============     ============

SHARES
 CLASS 1
  Sold ....................................       1,580,667        8,115,707       14,751,073       38,640,939
  Issued as reinvestment of dividends .....         232,233          712,270          477,854        1,126,527
  Redeemed ................................        (599,418)      (1,629,432)     (11,620,902)     (52,607,437)
                                               ------------     ------------     ------------     ------------
  Net increase/(decrease) .................       1,213,482        7,198,545        3,608,025      (12,839,971)
                                               ============     ============     ============     ============




                       See Notes to Financial Statements.

                      This page left blank intentionally.

FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                     ------------------------------------------  ----------------------------------------------
                                                      NET REALIZED                               DISTRIBUTIONS
                   NET ASSET VALUE,                  AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM      FROM
                     BEGINNING OF    NET INVESTMENT  GAIN/(LOSS) ON  INVESTMENT  NET INVESTMENT   NET REALIZED       TOTAL
                       PERIOD            INCOME        INVESTMENTS   OPERATIONS      INCOME       CAPITAL GAINS   DISTRIBUTIONS
                   ----------------  --------------  --------------  ----------  --------------  ---------------  -------------
STRATEGIC GROWTH PORTFOLIO

CLASS 1
06/30/01 (unaudited)   $18.61           $0.14(5)         $0.05         $0.19         $(0.57)         $(0.48)        $(1.05)
12/31/00                19.59            0.13(5)         (0.84)        (0.71)         (0.11)          (0.16)         (0.27)
12/31/99                13.46            0.05(5)          6.35          6.40          (0.16)          (0.11)         (0.27)
12/31/98                10.70            0.17(5)          2.63          2.80          (0.03)          (0.01)         (0.04)
12/31/97(4)             10.00            0.10             0.60(6)       0.70             --              --             --

CONSERVATIVE GROWTH PORTFOLIO

CLASS 1
06/30/01 (unaudited)   $16.46           $0.15(5)         $0.02         $0.17         $(0.61)         $(0.43)        $(1.04)
12/31/00                17.10            0.27(5)         (0.69)        (0.42)         (0.07)          (0.15)         (0.22)
12/31/99                12.54            0.12(5)          4.76          4.88          (0.16)          (0.16)         (0.32)
12/31/98                10.49            0.20(5)          1.89          2.09          (0.03)          (0.01)         (0.04)
12/31/97(4)             10.00            0.07             0.42(6)       0.49             --              --             --

BALANCED PORTFOLIO

CLASS 1
06/30/01 (unaudited)   $14.50           $0.16(5)         $0.10         $0.26         $(0.25)         $(0.36)        $(0.61)
12/31/00                14.92            0.41(5)         (0.32)         0.09          (0.43)          (0.08)         (0.51)
12/31/99                12.20            0.34(5)          2.95          3.29          (0.48)          (0.09)         (0.57)
12/31/98                10.47            0.31(5)          1.49          1.80          (0.07)             --          (0.07)
12/31/97(4)             10.00            0.13             0.34(6)       0.47             --              --             --

CONSERVATIVE BALANCED PORTFOLIO

CLASS 1
06/30/01 (unaudited)   $ 9.90           $0.12            $0.11         $0.23         $(0.09)         $   --         $(0.09)
12/31/00                 9.90            0.49(5)         (0.00)(10)     0.49          (0.49)          (0.00)(10)     (0.49)
12/31/99                10.42            0.71(5)         (0.52)         0.19          (0.70)          (0.01)         (0.71)
12/31/98(8)             10.00            0.56(5)         (0.14)         0.42             --              --             --
12/31/97(8)             10.00              --               --            --             --              --             --

FLEXIBLE INCOME PORTFOLIO

CLASS 1
06/30/01 (unaudited)   $11.90           $0.02            $0.31         $0.33         $(0.14)         $(0.09)        $(0.23)
12/31/00                11.86            0.58(5)          0.10          0.68          (0.58)          (0.06)         (0.64)
12/31/99                11.38            0.58(5)          0.41          0.99          (0.50)          (0.01)         (0.51)
12/31/98                10.23            0.48(5)          0.69          1.17          (0.02)             --          (0.02)
12/31/97(9)             10.00            0.04             0.19(6)       0.23             --              --             --


                       See Notes to Financial Statements.

                                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                              ----------------------------------------------------------------------------------------------
                                                                                                         RATIO OF OPERATING
                                                                                                        EXPENSES TO AVERAGE
                                                                                                      NET ASSETS WITHOUT FEE
                                                 RATIO OF                                                 WAIVERS,EXPENSES
                                                OPERATING                                               REIMBURSED AND FEES
                               NET ASSETS,      EXPENSES            RATIO OF NET                         REDUCED BY CREDITS
NET ASSET VALUE,    TOTAL     END OF PERIOD    TO AVERAGE      INVESTMENT INCOME TO     PORTFOLIO         ALLOWED BY THE
 END OF PERIOD    RETURN(1)     (IN 000'S)   NET ASSETS(2)(3)   AVERAGE NET ASSETS    TURNOVER RATE        CUSTODIAN(3)
----------------  ---------   -------------  ----------------  --------------------  ---------------  ----------------------
   $17.75           1.16%       $106,654         0.29%(7)              1.51%(7)            2%                 0.29%(7)
    18.61          (3.73)%        98,431         0.30%                 0.67%              12%                 0.30%
    19.59          47.95%         35,500         0.35%                 0.35%               7%                 0.43%
    13.46          26.19%          4,949         0.35%                 1.42%              39%                 0.80%
    10.70           7.00%            591         0.35%(7)              0.51%(7)           11%                15.54%(7)

   $15.59           1.11%       $327,672         0.28%(7)              1.86%(7)            1%                 0.28%(7)
    16.46          (2.49)%       293,442         0.28%                 1.59%              13%                 0.28%
    17.10          39.36%        155,790         0.35%                 0.85%              12%                 0.36%
    12.54          19.91%         10,072         0.35%                 1.79%              35%                 0.57%
    10.49           4.90%          1,374         0.35%(7)              1.24%(7)           42%                 6.67%(7)

   $14.15           1.86%       $348,467         0.27%(7)              2.18%(7)            2%                 0.27%(7)
    14.50           0.49%        305,399         0.29%                 2.76%              15%                 0.29%
    14.92          27.71%        170,527         0.35%                 2.70%              13%                 0.35%
    12.20          17.18%         11,161         0.35%                 2.79%              33%                 0.54%
    10.47           4.70%          2,354         0.35%(7)              2.34%(7)           15%                 3.97%(7)

   $10.04           2.40%        $11,194         0.57%(7)              2.45%(7)            0%                 0.58%(7)
     9.90           5.03%          8,736         0.37%                 4.99%              67%                 0.44%
     9.90           1.88%          7,206         0.35%                 7.07%              17%                 0.59%
    10.42           4.23%            829         0.35%(7)              7.39%(7)           61%                 5.37%(7)
    10.00(8)        0.00%              0         0.35%(7)              0.00%(7)           99%             7,567.04%(7)

   $12.00           2.87%        $48,028         0.34%(7)              0.46%(7)            1%                 0.34%(7)
    11.90           5.79%         40,049         0.31%                 4.84%              14%                 0.31%
    11.86           8.58%         25,846         0.35%                 5.09%               4%                 0.41%
    11.38          11.75%          1,107         0.35%                 4.90%              78%                 1.51%
    10.23           2.30%            100         0.34%(7)              7.04%(7)            5%               116.19%(7)


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                                         --------------------------------------------  ---------------------------------------------

                                                           NET REALIZED                               DISTRIBUTIONS
                       NET ASSET VALUE,                   AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM      FROM
                         BEGINNING OF    NET INVESTMENT   GAIN/(LOSS) ON  INVESTMENT  NET INVESTMENT   NET REALIZED      TOTAL
                           PERIOD         INCOME/(LOSS)    INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS   DISTRIBUTIONS
                       ----------------  --------------   --------------  ----------  --------------  --------------  -------------
EQUITY INCOME FUND

CLASS 1
06/30/01 (unaudited)       $12.11           $0.20(5)(15)     $0.55(15)       $0.75        $(0.12)         $(0.08)       $(0.20)
12/31/00                    10.50            0.36(5)          1.42            1.78         (0.17)             --         (0.17)
12/31/99                    10.27            0.33(5)         (0.07)(6)        0.26         (0.03)             --         (0.03)
12/31/98(11)                10.00            0.16(5)          0.14            0.30         (0.03)             --         (0.03)

CLASS 2
06/30/01 (unaudited)(12)   $12.64           $0.12(5)(15)     $0.10(15)       $0.22        $(0.12)         $(0.08)       $(0.20)

GROWTH & INCOME FUND

CLASS 1
06/30/01 (unaudited)       $18.23           $0.04            $0.62           $0.66        $(0.06)         $(0.38)       $(0.44)
12/31/00                    18.58            0.07(5)          0.37            0.44         (0.04)          (0.75)        (0.79)
12/31/99                    16.97            0.06(5)          2.93            2.99         (0.04)          (1.34)        (1.38)
12/31/98                    16.92            0.06             2.97            3.03         (0.09)          (2.89)        (2.98)
12/31/97                    14.29            0.06             3.90            3.96         (0.10)          (1.23)        (1.33)
12/31/96                    12.83            0.12(5)          2.54            2.66         (0.12)          (1.08)        (1.20)

GROWTH FUND OF THE NORTHWEST

CLASS 1
06/30/01 (unaudited)       $16.01           $0.05            $3.27           $3.32        $(0.09)         $(0.35)       $(0.44)
12/31/00                    15.14            0.13(5)          0.84            0.97            --           (0.10)        (0.10)
12/31/99                    10.94           (0.00)(10)        4.37            4.37         (0.00)(10)      (0.17)        (0.17)
12/31/98(11)                10.00            0.00(10)         0.94            0.94            --              --            --

GROWTH FUND

CLASS 1
06/30/01 (unaudited)       $22.99           $0.02(5)        $(3.80)         $(3.78)       $(0.37)         $(2.89)       $(3.26)
12/31/00                    38.54           (0.03)(5)        (6.61)          (6.64)        (0.02)          (8.89)        (8.91)
12/31/99                    22.36           (0.19)           19.89           19.70            --           (3.52)        (3.52)
12/31/98                    15.41           (0.09)            8.81            8.72         (0.07)          (1.70)        (1.77)
12/31/97                    16.01            0.07             1.60            1.67         (0.02)          (2.25)        (2.27)
12/31/96                    15.72            0.00(5)(10)      2.42            2.42            --           (2.13)        (2.13)


                       See Notes to Financial Statements.

                                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                   ----------------------------------------------------------------------------------------------
                                                                                                              RATIO OF OPERATING
                                                                                                              EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT
                                                    RATIO OF                                                 FEE WAIVERS,EXPENSES
                                                   OPERATING                                                  REIMBURSED AND FEES
                                    NET ASSETS,     EXPENSES            RATIO OF NET                          REDUCED BY CREDITS
NET ASSET VALUE,                   END OF PERIOD   TO AVERAGE    INVESTMENT INCOME/(LOSS) TO    PORTFOLIO       ALLOWED BY THE
 END OF PERIOD    TOTAL RETURN(1)   (IN 000'S)    NET ASSETS(2)      AVERAGE NET ASSETS       TURNOVER RATE       CUSTODIAN
----------------  ---------------  -------------  -------------  ---------------------------  -------------  --------------------
    $12.66             6.24%         $85,597         0.70%(7)              3.18%(7)(15)             6%               0.70%(7)
     12.11            17.19%          46,744         0.98%                 3.31%                   40%               0.99%
     10.50             2.49%          11,797         1.17%                 3.22%                   25%               1.19%
     10.27             3.02%           2,586         1.50%(7)              2.26%(7)                28%               2.49%(7)

    $12.66             1.79%             $85         0.87%(7)              3.01%(7)(15)             6%               0.87%(7)

    $18.45             3.63%        $329,529         0.78%(7)              0.44%(7)                15%               0.78%(7)
     18.23             2.36%         309,992         0.97%                 0.39%                   31%               0.97%
     18.58            18.11%         205,960         1.05%                 0.34%                   38%               1.05%
     16.97            18.98%         125,295         1.06%                 0.37%                   78%               1.06%
     16.92            28.50%         101,794         1.08%                 0.55%                  109%               1.08%
     14.29            21.81%          62,445         1.13%                 0.93%                   83%               1.13%

    $18.89            20.90%         $89,086         0.70%(7)              0.60%(7)                15%               0.70%(7)
     16.01             6.30%          71,307         0.91%                 0.76%                   33%               0.91%
     15.14            40.37%          20,429         1.27%                (0.02)%                  36%               1.28%
     10.94             9.40%           2,313         1.50%(7)              0.03%(7)                28%               2.76%(7)

    $15.95           (16.23)%       $219,345         0.94%(7)              0.21%(7)                50%               0.95%(7)
     22.99           (22.04)%        306,551         1.10%                (0.10)%                  83%               1.11%
     38.54            97.09%         369,952         1.15%                (0.78)%                 129%               1.15%
     22.36            59.04%         162,967         1.16%                (0.55)%                 112%               1.17%
     15.41            11.24%         121,766         1.18%                 0.07%                  158%               1.19%
     16.01            16.15%         116,064         1.22%                 0.01%                  169%               1.22%


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                         -------------------------------------------  ---------------------------------------------
                                                           NET REALIZED                               DISTRIBUTIONS
                       NET ASSET VALUE,                   AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM      FROM
                         BEGINNING OF    NET INVESTMENT   GAIN/(LOSS) ON  INVESTMENT  NET INVESTMENT   NET REALIZED       TOTAL
                           PERIOD         INCOME/(LOSS)    INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS   DISTRIBUTIONS
                       ----------------  --------------   --------------  ----------  --------------  --------------  -------------

MID CAP STOCK FUND

CLASS 1
06/30/01 (unaudited)       $11.74           $0.02            $1.43           $1.45        $(0.01)           $ --        $(0.01)
12/31/00(13)                10.00            0.01(5)          1.73            1.74            --              --            --

CLASS 2
06/30/01 (unaudited)(12)   $12.35           $0.00(10)        $0.84           $0.84        $(0.01)           $ --        $(0.01)

SMALL CAP STOCK

CLASS 1
06/30/01 (unaudited)       $16.03          $(0.02)           $0.82           $0.80          $ --          $(2.92)       $(2.92)
12/31/00                    19.13           (0.10)           (1.65)          (1.75)           --           (1.35)        (1.35)
12/31/99                    14.59           (0.10)(5)         8.07            7.97            --           (3.43)        (3.43)
12/31/98                    15.63           (0.07)            1.21            1.14            --           (2.18)        (2.18)
12/31/97                    14.70           (0.03)            1.80            1.77            --           (0.84)        (0.84)
12/31/96                    13.74           (0.12)(5)         1.52            1.40            --           (0.44)        (0.44)

CLASS 2
06/30/01 (unaudited)(12)   $14.41          $(0.00)(10)       $2.42           $2.42          $ --          $(2.92)       $(2.92)

INTERNATIONAL GROWTH FUND

CLASS 1
06/30/01 (unaudited)       $13.65           $0.06           $(1.63)         $(1.57)       $(0.09)         $(1.00)       $(1.09)
12/31/00                    17.63            0.02(5)         (3.42)          (3.40)        (0.43)          (0.15)        (0.58)
12/31/99                    11.61            0.12             5.91            6.03         (0.01)             --         (0.01)
12/31/98                    12.26            0.07(5)          0.64            0.71         (0.72)          (0.64)        (1.36)
12/31/97                    13.02            0.71            (0.97)          (0.26)        (0.26)          (0.24)        (0.50)
12/31/96                    12.11            0.07(5)          1.01            1.08         (0.17)             --         (0.17)

SHORT TERM INCOME FUND

CLASS 1
06/30/01 (unaudited)        $2.44           $0.07(15)        $0.03(15)       $0.10        $(0.04)           $ --        $(0.04)
12/31/00                     2.39            0.14             0.05            0.19         (0.14)             --         (0.14)
12/31/99                     2.44            0.12            (0.05)           0.07         (0.12)             --         (0.12)
12/31/98                     2.43            0.12             0.01            0.13         (0.12)             --         (0.12)
12/31/97                     2.43            0.14             0.00(10)        0.14         (0.14)             --         (0.14)
12/31/96                     2.49            0.15            (0.06)           0.09         (0.15)             --         (0.15)


                       See Notes to Financial Statements.

                                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                   ----------------------------------------------------------------------------------------------
                                                                                                               RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                                                                             NET ASSETS WITHOUT FEE
                                                    RATIO OF                                                    WAIVERS,EXPENSES
                                                    OPERATING                                                 REIMBURSED AND FEES
                                    NET ASSETS,     EXPENSES            RATIO OF NET                           REDUCED BY CREDITS
NET ASSET VALUE,                   END OF PERIOD   TO AVERAGE    INVESTMENT INCOME/(LOSS) TO    PORTFOLIO        ALLOWED BY THE
  END OF PERIOD   TOTAL RETURN(1)   (IN 000'S)    NET ASSETS(2)      AVERAGE NET ASSETS       TURNOVER RATE        CUSTODIAN
----------------  ---------------  -------------  -------------  ---------------------------  -------------  ----------------------
    $13.18            12.33%         $68,941         0.81%(7)              0.30%(7)                16%               0.81%(7)
     11.74            17.40%          56,717         1.04%(7)              0.14%(7)                13%               1.04%(7)

    $13.18             6.79%             $64         1.00%(7)              0.11%(7)                16%               1.00%(7)

    $13.91             6.77%         $83,293         0.94%(7)             (0.37)%(7)               20%               0.94%(7)
     16.03           (10.58)%         82,288         1.11%                (0.61)%                  49%               1.11%
     19.13            71.09%          53,616         1.19%                (0.75)%                  52%               1.19%
     14.59             8.09%          44,380         1.19%                (0.48)%                 108%               1.20%
     15.63            12.59%          45,362         1.20%                (0.58)%                 116%               1.21%
     14.70            10.04%          55,887         1.20%                (0.82)%                  97%               1.21%

    $13.91            18.77%             $70         1.13%(7)             (0.56)%(7)               20%               1.13%(7)

    $10.99           (11.50)%        $58,207         1.17%(7)              0.82%(7)                11%               1.17%(7)
     13.65           (19.84)%         67,227         1.31%                 0.11%                   40%               1.31%
     17.63            51.96%          86,632         1.39%                 0.87%                  161%               1.40%
     11.61             5.20%          60,360         1.36%                 0.61%                  118%               1.48%
     12.26            (2.64)%         49,636         1.35%                 0.52%                   84%               1.36%
     13.02             9.04%          62,355         1.39%                 0.56%                   98%               1.39%

     $2.50             3.99%         $44,615         0.60%(7)              5.94%(7)(15)            26%               0.60%(7)
      2.44             8.23%          43,479         0.80%                 5.66%                   17%               0.81%
      2.39             2.89%          53,144         0.80%                 5.26%                   42%               0.81%
      2.44             5.28%          37,399         0.85%                 5.45%                   27%               0.89%
      2.43             5.90%          11,944         1.00%                 6.04%                   43%               1.03%
      2.43             3.74%          12,402         0.98%                 6.08%                  125%               1.06%


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                              INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                         -------------------------------------------  ---------------------------------------------
                                                           NET REALIZED                               DISTRIBUTIONS
                       NET ASSET VALUE,                   AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM      FROM
                         BEGINNING OF    NET INVESTMENT   GAIN/(LOSS) ON  INVESTMENT  NET INVESTMENT   NET REALIZED       TOTAL
                           PERIOD            INCOME         INVESTMENTS   OPERATIONS     INCOME       CAPITAL GAINS   DISTRIBUTIONS
                       ----------------  --------------   --------------  ----------  --------------  --------------  -------------

U.S. GOVERNMENT SECURITIES FUND

CLASS 1
06/30/01 (unaudited)       $ 9.93          $0.30(15)       $  0.05(15)       $ 0.35        $ (0.15)      $    --       $ (0.15)
12/31/00                     9.62           0.62(5)           0.29             0.91          (0.60)           --         (0.60)
12/31/99                    10.11           0.54             (0.49)            0.05          (0.54)           --         (0.54)
12/31/98                    10.04           0.63              0.06             0.69          (0.62)           --         (0.62)
12/31/97                     9.77           0.63              0.26             0.89          (0.62)           --         (0.62)
12/31/96                    10.00           0.58             (0.23)            0.35          (0.58)           --         (0.58)

INCOME FUND

CLASS 1
06/30/01 (unaudited)       $ 9.70          $0.27(15)       $ (0.00)(10)(15)  $ 0.27        $ (0.17)      $    --       $ (0.17)
12/31/00                     9.35           0.65(5)           0.30             0.95          (0.60)           --         (0.60)
12/31/99                    10.24           0.67             (0.89)           (0.22)         (0.67)           --         (0.67)
12/31/98                    10.19           0.70              0.04             0.74          (0.69)           --         (0.69)
12/31/97                     9.82           0.70              0.37             1.07          (0.70)           --         (0.70)
12/31/96                    10.48           0.68             (0.66)            0.02          (0.68)           --         (0.68)

MONEY MARKET FUND

CLASS 1
06/30/01 (unaudited)       $ 1.00          $0.023          $    --           $ 0.023       $(0.023)      $    --       $(0.023)
12/31/00                     1.00           0.056               --             0.056        (0.056)           --        (0.056)
12/31/99                     1.00           0.045           (0.000)(14)        0.045        (0.045)           --        (0.045)
12/31/98                     1.00           0.049           (0.000)(14)        0.049        (0.049)           --        (0.049)
12/31/97                     1.00           0.049            0.000(14)         0.049        (0.049)           --        (0.049)
12/31/96                     1.00           0.049            0.000(14)         0.049        (0.049)       (0.000)(14)   (0.049)


                       See Notes to Financial Statements.

                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                             -------------------------------------------------------------------------------------------------------

                                                                                                  RATIO OF OPERATING      RATIO OF
                                                                                                 EXPENSES TO AVERAGE      OPERATING
                                                                                                NET ASSETS WITHOUT FEE    EXPENSES
                                               RATIO OF                                             WAIVERS,EXPENSES     TO AVERAGE
                                              OPERATING                                          REIMBURSED AND FEES     NET ASSETS
                              NET ASSETS,     EXPENSES         RATIO OF NET                       REDUCED BY CREDITS      INCLUDING
NET ASSET VALUE,    TOTAL    END OF PERIOD   TO AVERAGE    INVESTMENT INCOME TO    PORTFOLIO         ALLOWED BY THE       INTEREST
 END OF PERIOD    RETURN(1)   (IN 000'S)    NET ASSETS(2)    AVERAGE NET ASSETS  TURNOVER RATE         CUSTODIAN           EXPENSE
----------------  ---------  -------------  -------------  --------------------  -------------  ----------------------   -----------
    $10.13          3.50%       $120,776        0.56%(7)           6.11%(7)(15)       19%                 0.56%(7)             --
      9.93          9.73%        108,848        0.76%              6.35%              10%                 0.76%                --
      9.62          0.51%         80,015        0.83%              6.02%              15%                 0.83%                --
     10.11          7.03%         41,914        0.89%              5.85%              22%                 1.03%              1.02%
     10.04          9.42%         61,656        0.90%              6.28%             194%                 0.91%              1.54%
      9.77          3.69%         66,563        0.94%              6.18%             282%                 0.94%              1.08%

    $ 9.80          2.84%       $140,756        0.55%(7)           5.94%(7)(15)       23%                 0.55%(7)             --
      9.70         10.45%        127,505        0.74%              6.81%               2%                 0.75%                --
      9.35         (2.16)%        55,556        0.85%              6.84%              12%                 0.85%                --
     10.24          7.45%         49,654        0.96%              6.69%               4%                 0.96%                --
     10.19         11.35%         51,670        0.96%              6.95%              36%                 0.96%                --
      9.82          0.43%         59,883        0.98%              6.92%              30%                 0.98%                --

     $1.00          2.36%        $21,873        0.59%(7)           4.65%(7)           --                  0.59%(7)             --
      1.00          5.79%         18,265        0.76%              5.57%              --                  0.78%                --
      1.00          4.56%         31,105        0.71%              4.47%              --                  0.78%                --
      1.00          5.01%         31,862        0.65%              4.90%              --                  0.81%                --
      1.00          4.99%         32,864        0.75%              4.88%              --                  0.85%                --
      1.00          4.97%         23,266        0.58%              4.86%              --                  0.88%                --


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3) The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) The Strategic Growth, Conservative Growth, and Balanced Portfolios commenced operations on June 3, 1997.

(5)   Per share numbers have been calculated using the average shares method.

(6) The amount shown may not be in agreement with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio/Fund shares.

(7)   Annualized.

(8) The Conservative Balanced Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997, and re-commenced operations on April 23, 1998.

(9)   The Flexible Income Portfolio commenced operations on September 9, 1997.

(10)  Amount represents less than $0.01 per share.

(11) The Equity Income Fund and the Growth Fund of the Northwest commenced operations on April 28, 1998.

(12) The Equity Income, Mid Cap Stock and Small Cap Stock Funds commenced selling Class 2 shares on May 1, 2001.

(13)  The Mid Cap Stock Fund commenced operations on May 1, 2000.

(14)  Amount represents less than $0.001 per share.

(15) The Trust has adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the six months ended June 30, 2001 on the investment income per share, net realized and unrealized gain/(loss) per share and the ratio of net investment income to average net assets is as follows (note 2):

                                                                    INCREASE
                                                 (DECREASE)       NET REALIZED         (DECREASE)
                                              NET INVESTMENT     AND UNREALIZED       RATIO OF NET
                                                  INCOME           GAIN/(LOSS)     INVESTMENT INCOME TO
NAME OF FUND                                     PER SHARE          PER SHARE       AVERAGE NET ASSETS
------------                                  --------------     --------------    --------------------
Equity Income Fund .......................         $(0.00)*          $  0.00*            (0.01)%
Short Term Income Fund ...................          (0.00)*             0.00*            (0.09)%
U.S. Government Securities Fund ..........          (0.01)              0.01             (0.13)%
Income Fund ..............................          (0.05)              0.05             (0.06)%

----------------------

  * Amount represents less than $0.01 per share.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

STRATEGIC GROWTH PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

     SHARES                                                            VALUE
    --------                                                       -------------
 INVESTMENT COMPANY SECURITIES - 99.7%
     762,611   WM VT Equity Income Fund .....................      $   9,662,280
     868,187   WM VT Growth Fund ............................         13,847,576
     527,565   WM VT Growth Fund of the Northwest ...........          9,965,710
   1,938,634   WM VT Growth & Income Fund ...................         35,767,796
     719,656   WM High Yield Fund ...........................          5,498,170
     794,025   WM VT International Growth Fund ..............          8,726,332
   1,031,730   WM VT Mid Cap Stock Fund .....................         13,598,197
     669,353   WM VT Small Cap Stock Fund ...................          9,310,694
                                                                   -------------
               Total Investment Company Securities
                 (Cost $114,083,273) ........................        106,376,755
                                                                   -------------

   PRINCIPAL
    AMOUNT
   ---------
 REPURCHASE AGREEMENT - 0.6%
  (Cost $594,000)
$    594,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $594,181 on 07/02/2001, collateralized by
                 $458,874 U.S. Treasury Bond, 8.500% due
                 02/15/2020 (Market Value $608,393) .........            594,000
                                                                   -------------
TOTAL INVESTMENTS (Cost $114,677,273*) .........        100.3%       106,970,755
OTHER ASSETS AND LIABILITIES (NET) .............         (0.3)          (316,354)
                                                       ------      -------------
NET ASSETS .....................................        100.0%     $ 106,654,401
                                                       ======      =============

----------------------

* Aggregate cost for federal tax purposes.


CONSERVATIVE GROWTH PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

     SHARES                                                            VALUE
    --------                                                       -------------
 INVESTMENT COMPANY SECURITIES - 99.9%
   2,260,350   WM VT Equity Income Fund .....................      $  28,638,641
   2,156,988   WM VT Growth Fund ............................         34,403,953
   1,321,667   WM VT Growth Fund of the Northwest ...........         24,966,291
   5,557,241   WM VT Growth & Income Fund ...................        102,531,089
   2,126,764   WM High Yield Fund ...........................         16,248,478
   3,793,080   WM VT Income Fund ............................         37,210,117
   1,654,688   WM VT International Growth Fund ..............         18,185,025
   2,117,052   WM VT Mid Cap Stock Fund .....................         27,902,748
   1,365,342   WM VT Small Cap Stock Fund ...................         18,991,907
   1,817,144   WM VT U.S. Government Securities Fund ........         18,407,673
                                                                   -------------
               Total Investment Company Securities
                 (Cost $347,844,420) ........................        327,485,922
                                                                   -------------

   PRINCIPAL
    AMOUNT
   ---------
 REPURCHASE AGREEMENT - 0.2%
  (Cost $615,000)
$    615,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $615,187 on 07/02/2001, collateralized by
                 $475,097 U.S. Treasury Bond, 8.500% due
                 02/15/2020 (Market Value $629,902) .........            615,000
                                                                   -------------
TOTAL INVESTMENTS (Cost $348,459,420*) .........        100.1%       328,100,922
OTHER ASSETS AND LIABILITIES (NET) .............         (0.1)          (428,611)
                                                       ------      -------------
NET ASSETS .....................................        100.0%     $ 327,672,311
                                                       ======      =============

----------------------

* Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

BALANCED PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

     SHARES                                                            VALUE
    --------                                                       -------------
 INVESTMENT COMPANY SECURITIES - 99.8%
   2,145,406   WM VT Equity Income Fund .....................      $  27,182,293
   1,184,648   WM VT Growth Fund ............................         18,895,134
   1,144,445   WM VT Growth Fund of the Northwest ...........         21,618,564
   4,422,977   WM VT Growth & Income Fund ...................         81,603,923
   2,180,998   WM High Yield Fund ...........................         16,662,823
   5,608,357   WM VT Income Fund ............................         55,017,978
   1,189,665   WM VT International Growth Fund ..............         13,074,416
   1,595,230   WM VT Mid Cap Stock Fund .....................         21,025,137
   8,973,054   WM VT Short Term Income Fund .................         22,432,636
     999,304   WM VT Small Cap Stock Fund ...................         13,900,314
   5,579,267   WM VT U.S. Government Securities Fund ........         56,517,971
                                                                   -------------
               Total Investment Company Securities
                 (Cost $353,188,270) ........................        347,931,189
                                                                   -------------

   PRINCIPAL
    AMOUNT
   ---------
 REPURCHASE AGREEMENT - 0.2%
  (Cost $550,000)
$    550,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $550,167 on 07/02/2001, collateralized by
                 $424,883 U.S. Treasury Bond, 8.500% due
                 02/15/2020 (Market Value $563,327) .........            550,000
                                                                   -------------
TOTAL INVESTMENTS (Cost $353,738,270*) .........        100.0%       348,481,189
OTHER ASSETS AND LIABILITIES (Net) .............          0.0***         (14,415)
                                                       ------      -------------
NET ASSETS .....................................        100.0%     $ 348,466,774
                                                       ======      =============

----------------------

  * Aggregate cost for federal tax purposes.

*** Amount represents less than 0.1% of net assets.


CONSERVATIVE BALANCED PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

     SHARES                                                            VALUE
    --------                                                       -------------
 INVESTMENT COMPANY SECURITIES - 97.5%
      42,774   WM VT Equity Income Fund .....................       $    541,943
      31,308   WM VT Growth Fund ............................            499,366
      23,351   WM VT Growth Fund of the Northwest ...........            441,097
      93,773   WM VT Growth & Income Fund ...................          1,730,106
      81,572   WM High Yield Fund ...........................            623,209
     294,866   WM VT Income Fund ............................          2,892,637
      17,731   WM VT International Growth Fund ..............            194,866
      35,454   WM VT Mid Cap Stock Fund .....................            467,285
     379,993   WM VT Short Term Income Fund .................            949,982
      20,059   WM VT Small Cap Stock Fund ...................            279,028
     226,776   WM VT U.S. Government Securities Fund ........          2,297,237
                                                                   -------------
               Total Investment Company Securities
                  (Cost $11,036,935) ........................         10,916,756
                                                                   -------------

   PRINCIPAL
    AMOUNT
   ---------
 REPURCHASE AGREEMENT - 2.6%
   (Cost $290,000)
 $    290,000   Agreement with Goldman Sachs & Company,
                  3.650% dated 06/29/2001, to be repurchased
                  at $290,088 on 07/02/2001, collateralized by
                  $224,029 U.S. Treasury Bond, 8.500% due
                  02/15/2020 (Market Value $297,027) ........            290,000
                                                                   -------------
 TOTAL INVESTMENTS (Cost $11,326,935*) .........        100.1%        11,206,756
 OTHER ASSETS AND LIABILITIES (Net) ............         (0.1)           (12,978)
                                                       ------      -------------
 NET ASSETS ....................................        100.0%     $  11,193,778
                                                       ======      =============

----------------------

  * Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

FLEXIBLE INCOME PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

     SHARES                                                            VALUE
    --------                                                       -------------
 INVESTMENT COMPANY SECURITIES - 99.9%
     131,610   WM VT Equity Income Fund .....................      $   1,667,499
      53,823   WM VT Growth Fund ............................            858,474
      46,622   WM VT Growth Fund of the Northwest ...........            880,692
     310,419   WM VT Growth & Income Fund ...................          5,727,235
     400,256   WM High Yield Fund ...........................          3,057,957
   1,519,699   WM VT Income Fund ............................         14,908,245
     113,915   WM VT Mid Cap Stock Fund .....................          1,501,396
   2,554,515   WM VT Short Term Income Fund .................          6,386,286
      46,659   WM VT Small Cap Stock Fund ...................            649,029
   1,219,983   WM VT U.S. Government Securities Fund ........         12,358,423
                                                                   -------------
               Total Investment Company Securities
                 (Cost $47,540,410) .........................         47,995,236
                                                                   -------------

   PRINCIPAL
    AMOUNT
   ---------
 REPURCHASE AGREEMENT - 1.3%
  (Cost $613,000)
$    613,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $613,186 on 07/02/2001, collateralized by
                 $473,552 U.S. Treasury Bond, 8.500% due
                 02/15/2020 (Market Value $627,854) .........            613,000
                                                                   -------------
TOTAL INVESTMENTS (Cost $48,153,410*) ..........        101.2%        48,608,236
OTHER ASSETS AND LIABILITIES (Net) .............         (1.2)          (580,369)
                                                       ------      -------------
NET ASSETS .....................................        100.0%     $  48,027,867
                                                       ======      =============

----------------------

  * Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

EQUITY INCOME FUND

JUNE 30, 2001 (UNAUDITED)

     SHARES                                                            VALUE
    --------                                                       -------------
COMMON STOCKS - 68.1%
   BASIC MATERIALS - 3.8%
     BASIC INDUSTRY - 3.8%
      18,200   Alcoa Inc. ...................................      $     717,080
      24,600   Bemis Company, Inc. ..........................            988,182
      15,000   Dow Chemical Company .........................            498,750
      11,700   E.I. Du Pont de Nemours and Company ..........            564,408
       9,500   PPG Industries, Inc. .........................            499,415
                                                                   -------------
              Total Basic Materials .........................          3,267,835
                                                                   -------------
   CAPITAL GOODS - 3.0%
     AEROSPACE/DEFENSE - 0.8%
       9,100   General Dynamics Corporation .................            708,071
                                                                   -------------
     DIVERSIFIED MANUFACTURING - 2.2%
      18,400   Crane Company ................................            570,400
      37,000   Honeywell International Inc. .................          1,294,630
                                                                   -------------
                                                                       1,865,030
                                                                   -------------
              Total Capital Goods ...........................          2,573,101
                                                                   -------------
   COMMUNICATIONS - 5.5%
     UTILITIES/TELECOMMUNICATIONS - 5.5%
      20,400   Alltel Corporation ...........................          1,249,704
      38,300   AT&T Corporation .............................            842,600
      32,800   SBC Communications Inc. ......................          1,313,968
      24,600   Verizon Communications .......................          1,316,100
                                                                   -------------
              Total Communications ..........................          4,722,372
                                                                   -------------
   CONSUMER CYCLICALS - 8.5%
     AUTOS/PARTS - 2.2%
       9,000   General Motors Corporation ...................            579,150
      41,900   Genuine Parts Company ........................          1,319,850
                                                                   -------------
                                                                       1,899,000
                                                                   -------------
     LEISURE - 3.1%
      40,100   Carnival Corporation .........................          1,231,070
      72,900   Mattel Inc. ..................................          1,379,268
                                                                   -------------
                                                                       2,610,338
                                                                   -------------
     RETAIL STORES - 3.2%
      36,400   May Department Stores Company ................          1,247,064
      56,500   Penney (J.C.) Company Inc. ...................          1,489,340
                                                                   -------------
                                                                       2,736,404
                                                                   -------------
              Total Consumer Cyclicals ......................          7,245,742
                                                                   -------------

   CONSUMER STAPLES - 7.6%
     FOODS & FOOD/DRUG RETAIL - 5.0%
      34,600   Albertson's Inc. .............................          1,037,654
      65,000   ConAgra Foods Inc. ...........................          1,287,650
      11,000   Hershey Foods Corporation ....................            678,810
      73,000   Supervalu Inc. ...............................          1,281,150
                                                                   -------------
                                                                       4,285,264
                                                                   -------------

     SHARES                                                            VALUE
    --------                                                       -------------
  HOUSEHOLD/PERSONAL CARE PRODUCTS - 2.6%
      23,700   Clorox Company ...............................      $     802,245
      21,900   Procter & Gamble Company .....................          1,397,220
                                                                   -------------
                                                                       2,199,465
                                                                   -------------
          Total Consumer Staples ............................          6,484,729
                                                                   -------------
 ENERGY - 6.7%
  OIL & GAS - 6.7%
      14,000   Ashland Inc. .................................            561,400
      20,000   BPAmoco Plc, Sponsored ADR ...................            997,000
      27,300   Repsol, Sponsored ADR ........................            454,818
      11,800   Royal Dutch Petroleum Company ................            687,586
      14,600   Texaco, Inc. .................................            972,360
      17,600   Tosco Corporation ............................            775,280
      15,000   Ultramar Diamond Shamrock Corporation ........            708,750
      16,400   Unocal Corporation ...........................            560,060
                                                                   -------------
          Total Energy ......................................          5,717,254
                                                                   -------------
 FINANCIALS - 17.5%
  BANKS/SAVINGS & LOANS - 11.7%
      29,200   Bank of America Corporation ..................          1,752,876
      21,900   Bank One Corporation .........................            784,020
      13,400   Citigroup Inc. ...............................            708,056
      45,600   First Union Corporation ......................          1,593,264
      19,500   FleetBoston Financial Corporation ............            769,275
      32,800   J.P. Morgan Chase & Company ..................          1,462,880
      16,400   PNC Financial Services Group .................          1,078,956
      43,100   U.S. Bancorp .................................            982,249
      18,200   Wells Fargo & Company ........................            845,026
                                                                   -------------
                                                                       9,976,602
                                                                   -------------
  FINANCIAL SERVICES - 4.8%
      14,600   Fannie Mae ...................................          1,243,190
      26,000   Franklin Resources Inc. ......................          1,190,020
      32,500   Price (T. Rowe) Group Inc. ...................          1,215,175
       8,000   Providian Financial Corporation ..............            473,600
                                                                   -------------
                                                                       4,121,985
                                                                   -------------
  INSURANCE - 1.0%
      20,000   Allstate Corporation .........................            879,800
                                                                   -------------
          Total Financials ..................................         14,978,387
                                                                   -------------
 HEALTH CARE - 5.7%
  HEALTH CARE PRODUCTS - 5.7%
      16,500   Abbott Laboratories ..........................            792,165
      27,500   Becton Dickinson & Company ...................            984,225
       7,600   Johnson & Johnson ............................            380,000
      14,000   Merck & Company Inc. .........................            894,740
      30,000   Mylan Laboratories Inc. ......................            843,900
      28,000   Schering-Plough Corporation ..................          1,014,720
                                                                   -------------
          Total Health Care .................................          4,909,750
                                                                   -------------


                       See Notes to Financial Statements.

EQUITY INCOME FUND
JUNE 30, 2001 (UNAUDITED)

     SHARES                                                            VALUE
    --------                                                       -------------
 COMMON STOCKS - (continued)
    TECHNOLOGY - 3.2%
      COMPUTER SYSTEMS - 3.2%
      52,600   Diebold Inc. .................................      $   1,691,090
      38,400   Hewlett-Packard Company ......................          1,098,240
                                                                   -------------
               Total Technology .............................          2,789,330
                                                                   -------------
    UTILITIES - 6.6%
      UTILITIES/GAS & ELECTRIC - 6.6%
      29,500   Duke Energy Corporation ......................          1,150,795
      25,000   FPL Group, Inc. ..............................          1,505,250
      10,337   Mirant Corporation+ ..........................            355,593
      36,400   NiSource Inc. ................................            994,812
      18,200   Pinnacle West Capital Corporation ............            862,680
      34,600   Southern Company .............................            804,450
                                                                   -------------
               Total Utilities ..............................          5,673,580
                                                                   -------------
               Total Common Stocks
                 (Cost $51,971,636) .........................         58,362,080
                                                                   -------------
 REAL ESTATE INVESTMENT TRUSTS - 10.0%
      32,700   AMB Property Corporation .....................            842,352
      21,900   Apartment Investment & Management
                 Company, Class A ...........................          1,055,580
      10,900   Arden Realty Inc. ............................            291,030
      13,600   CarrAmerica Realty Corporation ...............            414,800
      38,300   Duke-Weeks Realty Corporation ................            951,755
      18,200   Equity Office Properties Trust ...............            575,666
      18,200   Equity Residential Properties Trust ..........          1,029,210
      13,700   Franchise Finance Corporation of America .....            344,007
      20,000   Health Care Property Investors Inc. ..........            688,000
      25,500   Hospitality Properties Trust .................            726,750
      15,500   Shurgard Storage Centers Inc., Class A .......            484,375
      15,500   Simon Property Group Inc. ....................            464,535
      10,700   Storage USA Inc. .............................            385,200
      20,100   Taubman Centers Inc. .........................            281,400
                                                                   -------------
               Total Real Estate Investment Trusts
                 (Cost $7,644,045) ..........................          8,534,660
                                                                   -------------

   PRINCIPAL
    AMOUNT
   ---------
 CONVERTIBLE SECURITIES - 9.5%
    CONVERTIBLE BONDS AND NOTES - 9.4%
$    750,000   Adaptec Inc., Conv. Sub. Note,
                 4.750% due 02/01/2004 ......................            652,500
     600,000   Analog Devices, Inc., Conv. Sub. Note,
                 4.750% due 10/01/2005 ......................            552,000
     950,000   Cypress Semiconductor Corporation,
                 Conv. Sub. Deb.,
                 3.750% due 07/01/2005 ......................            809,875
     700,000   LSI Logic Corporation, Conv. Sub. Note,
                 4.000% due 02/15/2005 ......................            583,625
   1,500,000   Network Associates Inc., Conv. Sub. Deb.,
                 Zero coupon due 02/13/2018 .................            618,750

   PRINCIPAL
    AMOUNT                                                             VALUE
   ---------                                                       -------------
$  1,500,000   Omnicare, Inc., Conv. Bond,
                 5.000% due 12/01/2007 ......................      $   1,323,750
     850,000   RadiSys Corporation, Conv. Sub. Note,
                 5.500% due 08/15/2007 ......................            588,625
     600,000   S3 Inc., Conv. Sub. Note,
                 5.750% due 10/01/2003 ......................            410,250
   1,750,000   TriQuint Semiconductor, Inc., Conv. Sub.
                 Note,
                 4.000% due 03/01/2007 ......................          1,246,875
   1,500,000   Vitesse Semiconductor Corporation, Conv.
                 Sub. Deb.,
                 4.000% due 03/15/2005 ......................          1,213,125
     100,000   Waste Management Inc., Conv. Sub. Note,
                 4.000% due 02/01/2002 ......................             99,125
                                                                   -------------
               Total Convertible Bonds and Notes
                 (Cost $7,980,537) ..........................          8,098,500
                                                                   -------------

     SHARES
    --------
    CONVERTIBLE PREFERRED STOCKS - 0.1%
       1,500   DECS Trust VI, Conv. Pfd.,
                 6.250% due 08/16/2004 ......................             10,815
         230   Global Crossing Holdings Ltd., Conv. Pfd.,
                 6.375% due 11/05/2004++ ....................             22,080
         175   TCI Pacific Communications Inc., Conv. Pfd.,
                 5.000% due 07/31/2006 ......................             24,937
                                                                   -------------
               Total Convertible Preferred Stocks
                 (Cost $168,990) ............................             57,832
                                                                   -------------
               Total Convertible Securities
                 (Cost $8,149,527) ..........................          8,156,332
                                                                   -------------

   PRINCIPAL
    AMOUNT
   ---------

 FIXED INCOME SECURITIES - 9.9%
    CORPORATE BONDS AND NOTES - 6.3%
               Aetna Inc.:
$    100,000     Company Guarantee,
                 7.125% due 08/15/2006 ......................            104,063
     500,000     Sr. Note,
                 7.875% due 03/01/2011** ....................            487,035
     446,000   Bank of America Corporation, Sub. Note,
                 7.800% due 02/15/2010 ......................            474,295
      45,000   Baxter International Inc., Note,
                 7.125% due 02/01/2007 ......................             46,527
     300,000   CBS Corporation, Sr. Note,
                 7.150% due 05/20/2005 ......................            312,718
      40,000   Cendant Corporation, Note,
                 7.750% due 12/01/2003 ......................             40,743
     500,000   Cox Enterprises, Inc., Note,
                 7.875% due 09/15/2010++ ....................            517,037
   1,000,000   Erac USA Finance Enterprise Company, Note,
                 7.350% due 06/15/2008++ ....................            992,275
     500,000   Federated Department Stores Inc., Sr. Note,
                 6.625% due 04/01/2011 ......................            482,958
      50,000   HEALTHSOUTH Corporation, Sr. Note,
                 6.875% due 06/15/2005 ......................             48,136
     100,000   Merrill Lynch & Company Inc., Note,
                 6.000% due 02/17/2009** ....................             96,630


                       See Notes to Financial Statements.

EQUITY INCOME FUND

JUNE 30, 2001 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                             VALUE
   ---------                                                       -------------
 FIXED INCOME SECURITIES  - (CONTINUED)
    CORPORATE BONDS AND NOTES - (CONTINUED)
$    100,000   Philip Morris Companies, Inc., Note,
                 7.500% due 01/15/2002 ......................      $     101,322
     500,000   Qwest Capital Funding, Inc., Company
                 Guarantee,
                 7.900% due 08/15/2010 ......................            517,387
     100,000   Raytheon Company, Note,
                 6.150% due 11/01/2008 ......................             92,673
   1,000,000   TELUS Corporation, Note,
                 8.000% due 06/01/2011 ......................          1,023,961
     100,000   Texas-New Mexico Power Company, Sr. Note,
                 6.250% due 01/15/2009 ......................             90,729
                                                                   -------------
               Total Corporate Bonds and Notes
                 (Cost $5,506,667) ..........................          5,428,489
                                                                   -------------
    U.S. TREASURY OBLIGATIONS - 1.9%
      U.S. TREASURY NOTES - 1.4%
     300,000     5.875% due 11/30/2001** ....................            302,699
     380,000     6.500% due 05/15/2005** ....................            401,891
     225,000     6.500% due 10/15/2006** ....................            239,369
     300,000     5.625% due 05/15/2008** ....................            306,235
                                                                   -------------
                                                                       1,250,194
                                                                   -------------
      U.S. TREASURY BOND - 0.5%
     300,000     9.000% due 11/15/2018 ......................            401,110
                                                                   -------------
               Total U.S. Treasury Obligations
                  (Cost $1,599,258) .........................          1,651,304
                                                                   -------------
    U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - 1.6%
      FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 1.6%
     633,699   #C01049, GOLD,
                 7.000% due 09/01/2030 ......................            638,064
     742,574   #C42264, GOLD,
                 6.500% due 09/01/2030 ......................            732,643
                                                                   -------------
               Total U.S. Government Agency Mortgage-
                 Backed Securities (Cost $1,330,845) ........          1,370,707
                                                                   -------------
      COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.1%
        (Cost $129,268)
     128,430   Federal Home Loan Mortgage Corporation,
                 Series 1638, Class K,
                 6.500% due 03/15/2023 ......................            127,254
                                                                   -------------
               Total Fixed Income Securities
                 (Cost $8,566,038) ..........................          8,577,754
                                                                   -------------

     SHARES
    --------
 WARRANTS - 0.0%***
  (Cost $2)
        250   V2 Music Holdings Plc, Expires
                 04/15/2008+,++ .............................                  3
                                                                   -------------

   PRINCIPAL
    AMOUNT                                                             VALUE
   ---------                                                       -------------
 REPURCHASE AGREEMENT - 4.5%
   (Cost $3,844,000)
$  3,844,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $3,845,169 on 07/02/2001, collateralized
                 by $2,969,549 U.S. Treasury Bond, 8.500%
                 due 02/15/2020 (Market Value $3,937,144) ...      $   3,844,000
                                                                   -------------
TOTAL INVESTMENTS (Cost $80,175,248*) ..........        102.1%        87,474,829
OTHER ASSETS AND LIABILITIES (Net) .............         (2.1)        (1,793,332)
                                                       ------      -------------
NET ASSETS .....................................        100.0%     $  85,681,497
                                                       ======      =============

----------------------

  * Aggregate cost for federal tax purposes.

 ** These securities or a partial position of these securities are on loan at June 30, 2001, and have an aggregate market value of $1,833,859, representing 2.1% of the total net assets of the Fund (note 7).

*** Amount represents less than 0.1% of net assets.

  + Non-income producing security.

 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

   ADR     --  American Depository Receipt
   GOLD    --  Payments are on an accelerated 45-day payment cycle instead of a
               75-day payment cycle

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
GROWTH & INCOME FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - 99.1%
   CAPITAL GOODS - 9.6%
     AEROSPACE/DEFENSE - 2.7%
    160,000   Boeing Company .................................................    $  8,896,000
                                                                                  ------------
     DIVERSIFIED MANUFACTURING - 5.7%
    170,000   Honeywell International Inc. ...................................       5,948,300
    235,000   Tyco International Ltd. ........................................      12,807,500
                                                                                  ------------
                                                                                    18,755,800
                                                                                  ------------
     ELECTRICAL EQUIPMENT - 1.2%
     84,000   General Electric Company .......................................       4,095,000
                                                                                  ------------
              Total Capital Goods ............................................      31,746,800
                                                                                  ------------
   COMMUNICATIONS - 6.3%
     UTILITIES/TELECOMMUNICATIONS - 6.3%
    200,000   AT&T Corporation ...............................................       4,400,000
    160,000   SBC Communications Inc. ........................................       6,409,600
     65,000   Verizon Communications .........................................       3,477,500
    425,000   WorldCom Inc.+ .................................................       6,035,000
     17,000   WorldCom Inc.- MCI Group .......................................         273,700
                                                                                  ------------
              Total Communications ...........................................      20,595,800
                                                                                  ------------
   CONSUMER CYCLICALS - 6.3%
     LEISURE - 3.9%
    310,000   Carnival Corporation ...........................................       9,517,000
    178,000   Mattel Inc. ....................................................       3,367,760
                                                                                  ------------
                                                                                    12,884,760
                                                                                  ------------
     RETAIL STORES - 2.4%
     80,000   Costco Wholesale Corporation+ ..................................       3,286,400
    315,000   Intimate Brands Inc. ...........................................       4,747,050
                                                                                  ------------
                                                                                     8,033,450
                                                                                  ------------
              Total Consumer Cyclicals .......................................      20,918,210
                                                                                  ------------
   CONSUMER STAPLES - 15.3%
     BEVERAGES - 1.0%
     75,000   PepsiCo Inc. ...................................................       3,315,000
                                                                                  ------------
     Foods & Food/Drug Retail - 3.0%
    400,000   Kroger Company+ ................................................      10,000,000
                                                                                  ------------
     HOUSEHOLD/PERSONAL CARE PRODUCTS - 6.2%
    215,000   Avon Products Inc. .............................................       9,950,200
     85,000   Kimberly-Clark Corporation .....................................       4,751,500
     90,000   Procter & Gamble Company .......................................       5,742,000
                                                                                  ------------
                                                                                    20,443,700
                                                                                  ------------
     MEDIA - 5.1%
    250,000   AT&T Corporation-Liberty Media Group,
                 Class A+ ....................................................       4,372,500
    135,000   Comcast Corporation, Special Class A+ ..........................       5,859,000
     45,000   Viacom Inc., Class A+ ..........................................       2,386,800
    145,000   Walt Disney Company ............................................       4,189,050
                                                                                  ------------
                                                                                    16,807,350
                                                                                  ------------
              Total Consumer Staples .........................................      50,566,050
                                                                                  ------------

   SHARES                                                                          VALUE
   ------                                                                       ------------
ENERGY - 5.5%
  OIL & GAS - 4.7%
 65,000   BPAmoco Plc, Sponsored ADR .........................................  $  3,240,250
 50,000   Exxon Mobil Corporation ............................................     4,367,500
 75,000   Royal Dutch Petroleum Company ......................................     4,370,250
105,000   Unocal Corporation .................................................     3,585,750
                                                                                  ----------
                                                                                  15,563,750
                                                                                  ----------
  OIL SERVICES - 0.8%
 75,000   Halliburton Company ................................................     2,670,000
                                                                                  ----------
          Total Energy .......................................................    18,233,750
                                                                                  ----------
FINANCIALS - 22.8%
  BANKS/SAVINGS & LOANS - 14.2%
135,000   Bank of America Corporation ........................................     8,104,050
133,333   Citigroup Inc. .....................................................     7,045,316
250,000   First Union Corporation ............................................     8,735,000
125,000   FleetBoston Financial Corporation ..................................     4,931,250
185,000   J.P. Morgan Chase & Company ........................................     8,251,000
 50,000   PNC Financial Services Group .......................................     3,289,500
135,000   Wells Fargo & Company ..............................................     6,268,050
                                                                                  ----------
                                                                                  46,624,166
                                                                                  ----------
  FINANCIAL SERVICES - 4.9%
120,000   Freddie Mac ........................................................     8,400,000
130,000   Providian Financial Corporation ....................................     7,696,000
                                                                                  ----------
                                                                                  16,096,000
                                                                                  ----------
  INSURANCE - 3.7%
152,000   Allstate Corporation ...............................................     6,686,480
 65,000   American International Group Inc. ..................................     5,590,000
                                                                                  ----------
                                                                                  12,276,480
                                                                                  ----------
          Total Financials ...................................................    74,996,646
                                                                                  ----------
HEALTH CARE - 10.5%
  HEALTH CARE PRODUCTS - 10.5%
 50,000   American Home Products Corporation .................................     2,922,000
 53,000   Bristol-Meyers Squibb Company ......................................     2,771,900
 89,000   Cardinal Health Inc. ...............................................     6,141,000
 76,000   Johnson & Johnson ..................................................     3,800,000
 47,000   Merck & Company Inc. ...............................................     3,003,770
380,000   Mylan Laboratories Inc. ............................................    10,689,400
 56,000   Pfizer Inc. ........................................................     2,242,800
 80,000   Schering-Plough Corporation ........................................     2,899,200
                                                                                  ----------
          Total Health Care ..................................................    34,470,070
                                                                                  ----------
TECHNOLOGY - 20.1%
  COMMUNICATIONS EQUIPMENT - 3.3%
410,000   Motorola Inc. ......................................................     6,789,600
213,000   Tellabs Inc.+ ......................................................     4,127,940
                                                                                  ----------
                                                                                  10,917,540
                                                                                  ----------

                       See Notes to Financial Statements.

GROWTH & INCOME FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - (continued)
    Technology - (continued)
     Computer Software/Services - 10.9%
    405,000   BMC Software Inc.+ .............................................  $  9,128,700
    290,000   Computer Associates International Inc. .........................    10,440,000
     75,000   First Data Corporation .........................................     4,818,750
    110,000   Microsoft Corporation+ .........................................     8,030,000
    190,000   Oracle Corporation+ ............................................     3,610,000
                                                                                ------------
                                                                                  36,027,450
                                                                                ------------
     Computer Systems - 5.1%
    265,000   Compaq Computer Corporation ....................................     4,104,850
    165,000   Hewlett-Packard Company ........................................     4,719,000
     70,000   International Business Machines Corporation ....................     7,910,000
                                                                                ------------
                                                                                  16,733,850
                                                                                ------------
     Electronics/Semiconductors - 0.8%
     86,000   Intel Corporation ..............................................     2,515,500
                                                                                ------------
              Total Technology ...............................................    66,194,340
                                                                                ------------
   Utilities - 2.7%
     Utilities/Gas & Electric - 2.7%
     45,000   Duke Energy Corporation ........................................     1,755,450
     55,000   FPLGroup, Inc. .................................................     3,311,550
     65,000   NiSource Inc. ..................................................     1,776,450
     40,000   Pinnacle West Capital Corporation ..............................     1,896,000
                                                                                ------------
              Total Utilities ................................................     8,739,450
                                                                                ------------
              Total Common Stocks
                (Cost $283,900,064) ..........................................   326,461,116
                                                                                ------------

  PRINCIPAL
   AMOUNT                                                                          VALUE
  ---------                                                                     ------------
 REPURCHASE AGREEMENT - 0.9%
  (Cost $3,100,000)
$  3,100,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $3,100,943 on 07/02/2001, collateralized
                 by $2,394,797 U.S. Treasury Bond, 8.500%
                 due 02/15/2020 (Market Value $3,175,116)                       $  3,100,000
                                                                                ------------
TOTAL INVESTMENTS (Cost $287,000,064*) ......................... 100.0%          329,561,116
OTHER ASSETS AND LIABILITIES (Net) .............................  (0.0)***           (31,916)
                                                                 -----          ------------
NET ASSETS ..................................................... 100.0%         $329,529,200
                                                                 =====          ============

----------------------

  * Aggregate cost for federal tax purposes.
*** Amount represents less than 0.1% of net assets.
  + Non-income producing security.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
                       ADR -- American Depository Receipt
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
GROWTH FUND OF THE NORTHWEST
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - 95.7%
   BASIC MATERIALS - 7.8%
     BASIC INDUSTRY - 7.8%
     13,375   Boise Cascade Corporation ......................................  $    470,399
    247,000   Louisiana-Pacific Corporation** ................................     2,897,310
    218,350   Oregon Steel Mills Inc. ........................................     1,855,975
     49,110   Schnitzer Steel Industries Inc., Class A .......................       699,817
     18,735   Weyerhaeuser Company ...........................................     1,029,863
                                                                                ------------
              Total Basic Materials ..........................................     6,953,364
                                                                                ------------
   CAPITAL GOODS - 10.1%
     AEROSPACE/DEFENSE - 3.9%
     41,896   Boeing Company .................................................     2,329,418
     31,500   Precision Castparts Corporation ................................     1,178,730
                                                                                ------------
                                                                                   3,508,148
                                                                                ------------
     ELECTRICAL EQUIPMENT - 2.1%
     48,000   Electro Scientific Industries Inc.+ ............................     1,828,800
                                                                                ------------
     MISCELLANEOUS - 4.1%
    104,970   Greenbrier Companies Inc. ......................................       975,171
     39,145   PACCAR Inc. ....................................................     2,012,836
     37,100   Tredegar Corporation ...........................................       710,465
                                                                                ------------
                                                                                   3,698,472
                                                                                ------------
              Total Capital Goods ............................................     9,035,420
                                                                                ------------
   COMMUNICATIONS - 2.3%
     Utilities/Telecommunications - 2.3%
     30,900   Metro One Telecommunications Inc.+ .............................     2,004,483
                                                                                ------------
   CONSUMER CYCLICALS - 14.9%
     APPAREL/SHOES - 1.9%
      9,224   Columbia Sportswear Company+ ...................................       470,306
     92,295   Cutter & Buck Inc.+ ............................................       489,163
     17,725   Nike Inc., Class B .............................................       744,273
                                                                                ------------
                                                                                   1,703,742
                                                                                ------------
     BUSINESS SERVICES - 0.8%
     28,400   Getty Images Inc.+ .............................................       745,784
                                                                                ------------
     CONSUMER DURABLES - 3.2%
     84,975   Monaco Coach Corporation+ ......................................     2,821,170
                                                                                ------------
     HOTELS & GAMING - 1.1%
    135,860   WestCoast Hospitality Corporation+ .............................     1,014,874
                                                                                ------------
     RETAIL STORES - 4.2%
     13,620   Costco Wholesale Corporation+ ..................................       559,510
    378,400   Hollywood Entertainment Corporation+ ...........................     3,201,264
                                                                                ------------
                                                                                   3,760,774
                                                                                ------------
     MISCELLANEOUS - 3.7%
    108,685   Building Materials Holding Corporation+ ........................     1,653,099
    139,076   K2 Inc. ........................................................     1,589,639
                                                                                ------------
                                                                                   3,242,738
                                                                                ------------
              Total Consumer Cyclicals .......................................    13,289,082
                                                                                ------------

   SHARES                                                                          VALUE
   ------                                                                       ------------
 CONSUMER STAPLES - 4.5%
  FOODS & FOOD/DRUG RETAIL - 4.5%
 28,090   Albertson's Inc. ...................................................  $    842,419
100,990   Kroger Company+ ....................................................     2,524,750
 25,890   Starbucks Corporation+ .............................................       595,470
                                                                                ------------
          Total Consumer Staples .............................................     3,962,639
                                                                                ------------
 FINANCIALS - 14.4%
  BANKS/SAVINGS & LOANS - 12.8%
 37,050   Bank of America Corporation ........................................     2,224,111
 51,707   Banner Corporation .................................................     1,137,554
 43,000   KeyCorp ............................................................     1,120,150
 54,425   Pacific Northwest Bancorp ..........................................     1,153,810
100,000   U.S. Bancorp .......................................................     2,279,000
 81,443   Washington Federal Inc. ............................................     1,996,982
 32,600   Wells Fargo & Company ..............................................     1,513,618
                                                                                ------------
                                                                                  11,425,225
                                                                                ------------
  INSURANCE - 1.6%
 29,900   StanCorp Financial Group Inc. ......................................     1,416,961
                                                                                ------------
          Total Financials ...................................................    12,842,186
                                                                                ------------
 HEALTH CARE - 11.5%
  HEALTH CARE PRODUCTS - 10.6%
163,955   Corixa Corporation+ ................................................     2,798,712
 23,000   Dendreon Corporation+ ..............................................       384,790
 54,400   Eden Bioscience Corporation+ .......................................       543,456
 21,755   ICOS Corporation+ ..................................................     1,392,320
 11,080   Immunex Corporation+ ...............................................       196,670
196,900   Orasure Technologies Inc.+ .........................................     2,461,250
 83,225   SonoSite Inc.+ .....................................................     1,614,565
                                                                                ------------
                                                                                   9,391,763
                                                                                ------------
  HEALTH CARE SERVICES - 0.9%
 47,580   Health Net Inc.+ ...................................................       827,892
                                                                                ------------
          Total Health Care ..................................................    10,219,655
                                                                                ------------
 TECHNOLOGY - 27.6%
  COMPUTER SOFTWARE/SERVICES - 8.5%
171,500   BSQUARE Corporation+ ...............................................     1,802,465
  5,900   Digimarc Corporation+ ..............................................       142,485
 16,965   Microsoft Corporation+ .............................................     1,238,445
224,000   ONYX Software Corporation+ .........................................     1,792,000
158,000   Primus Knowledge Solutions Inc.+ ...................................       946,420
 53,900   RealNetworks Inc.+ .................................................       633,325
 96,100   WatchGuard Technologies, Inc.+ .....................................       985,025
                                                                                ------------
                                                                                   7,540,165
                                                                                ------------
  COMPUTER SYSTEMS - 5.8%
 50,200   Advanced Digital Information Corporation+                                  868,460
 18,169   Avocent Corporation+ ...............................................       413,345
105,500   InFocus Corporation+ ...............................................     2,151,145
 75,090   RadiSys Corporation+ ...............................................     1,715,806
                                                                                ------------
                                                                                   5,148,756
                                                                                ------------

                       See Notes to Financial Statements.

GROWTH FUND OF THE NORTHWEST
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - (CONTINUED)
    TECHNOLOGY - (CONTINUED)
     ELECTRONICS/SEMICONDUCTORS - 13.3%
     34,000   Credence Systems Corporation+ ..................................  $    824,160
     65,190   FEI Company+ ...................................................     2,672,790
     14,830   Intel Corporation ..............................................       433,778
     64,880   Lattice Semiconductor Corporation+ .............................     1,583,072
     20,920   Micron Technology Inc.+ ........................................       859,812
     47,090   Microvision Inc.+ ..............................................       998,779
     45,900   Pixelworks Inc.+ ...............................................     1,640,466
     46,000   Semitool Inc.+ .................................................       548,780
     61,170   Tektronix Inc. .................................................     1,660,766
     30,000   TriQuint Semiconductor Inc.+ ...................................       675,000
                                                                                ------------
                                                                                  11,897,403
                                                                                ------------
              Total Technology ...............................................    24,586,324
                                                                                ------------
    TRANSPORTATION - 2.6%
     37,980   Airborne Inc. ..................................................       440,188
     20,360   Alaska Air Group Inc.+ .........................................       588,404
     21,805   Expeditors International of Washington Inc. ....................     1,308,278
                                                                                ------------
                Total Transportation .........................................     2,336,870
                                                                                ------------
                Total Common Stocks
                (Cost $69,520,057) ...........................................    85,230,023
                                                                                ------------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
      2,800   Plum Creek Timber Company, Inc. ................................        78,764
     26,000   Shurgard Storage Centers Inc., Class A .........................       812,500
                                                                                ------------
              Total Real Estate Investment Trusts
                (Cost $747,054) ..............................................       891,264
                                                                                ------------

  PRINCIPAL
   AMOUNT                                                                          VALUE
  ---------                                                                     ------------
 REPURCHASE AGREEMENT - 3.4%
  (Cost $3,055,000)
$  3,055,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $3,055,929 on 07/02/2001, collateralized
                 by $2,360,034 U.S. Treasury Bond, 8.500%
                 due 02/15/2020 (Market Value $3,129,026)                       $  3,055,000
                                                                                ------------
TOTAL INVESTMENTS (Cost $73,322,111*) .........................  100.1%           89,176,287
OTHER ASSETS AND LIABILITIES (Net) ............................   (0.1)              (90,174)
                                                                 -----          ------------
NET ASSETS ....................................................  100.0%         $ 89,086,113
                                                                 =====          ============

----------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at June 30, 2001, and have an aggregate market value of $2,684,997, representing 3.0% of the total net assets of the Fund (note 7).
  + Non-income producing security.

                       See Notes to Financial Statements.

GROWTH FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - 87.7%
   CAPITAL GOODS - 4.7%
     AEROSPACE/DEFENSE - 0.9%
     35,870   Boeing Company .................................................  $  1,994,372
                                                                                ------------
     ELECTRICAL EQUIPMENT - 3.3%
     95,250   Celestica Inc.+ ................................................     4,905,375
     37,820   Dominion Resource Inc. .........................................     2,274,117
                                                                                ------------
                                                                                   7,179,492
                                                                                ------------
     MISCELLANEOUS - 0.5%
     23,780   Applied Materials Inc.+ ........................................     1,167,598
                                                                                ------------
              Total Capital Goods ............................................    10,341,462
                                                                                ------------
   COMMUNICATIONS - 20.9%
     UTILITIES/TELECOMMUNICATIONS - 20.9%
     66,430   America Movil SA de C.V., Series L, ADR+ .......................     1,385,730
    126,090   AT&T Wireless Group+ ...........................................     2,061,571
    462,000   China Mobile (Hong Kong) Ltd.+ .................................     2,440,423
    188,200   China Unicom, Ltd., ADR+ .......................................     3,331,140
    216,970   Comcast Corporation, Special Class A+ ..........................     9,416,498
     69,460   Cox Communications Inc., Class A+ ..............................     3,077,078
     53,940   Juniper Networks Inc.+ .........................................     1,677,534
    632,604   Nokia Oyj Corporation, Sponsored ADR ...........................    13,942,592
        261   NTT DoCoMo Inc .................................................     4,541,293
     61,725   ONI Systems Corporation+ .......................................     1,722,127
     72,100   Qwest Communications International Inc.+ .......................     2,297,827
                                                                                ------------
              Total Communications ...........................................    45,893,813
                                                                                ------------
   CONSUMER CYCLICALS - 0.2%
     BUSINESS SERVICES - 0.2%
     46,225   Sapient Corporation+ ...........................................       450,694
                                                                                ------------
     RETAIL STORES - 0.0%***
      1,490   Tiffany & Company ..............................................        53,968
                                                                                ------------
              Total Consumer Cyclicals .......................................       504,662
                                                                                ------------
   CONSUMER STAPLES - 18.3%
     MEDIA - 17.4%
    269,427   AOL Time Warner Inc.+ ..........................................    14,279,631
    522,290   AT&T Corporation-Liberty Media Group,
                Class A+ .....................................................     9,134,852
    107,145   Cablevision Systems Corporation, Class A+ ......................     6,267,983
     49,487   Cablevision Systems Corporation-Rainbow
                Media Group+ .................................................     1,276,765
    140,535   Charter Communications Inc., Class A+ ..........................     3,281,492
     49,340   TMP Worldwide Inc.+ ............................................     2,960,400
     21,130   Viacom Inc., Class B+ ..........................................     1,093,478
                                                                                ------------
                                                                                  38,294,601
                                                                                ------------
     MISCELLANEOUS - 0.9%
     46,555   Anheuser-Busch Companies, Inc. .................................     1,918,066
                                                                                ------------
              Total Consumer Staples .........................................    40,212,667
                                                                                ------------

   SHARES                                                                          VALUE
   ------                                                                       ------------
 ENERGY - 5.9%
  OIL & GAS - 5.9%
 51,730   Anadarko Petroleum Corporation .....................................  $  2,794,972
 41,305   El Paso Corporation ................................................     2,170,165
100,605   Enron Corporation ..................................................     4,929,645
117,630   Petroleo Brasileiro SA, ADR+ .......................................     3,058,380
                                                                                ------------
          Total Energy .......................................................    12,953,162
                                                                                ------------
 FINANCIALS - 6.6%
  BANKS/SAVINGS & LOANS - 2.0%
 20,340   Fifth Third Bancorp** ..............................................     1,221,417
 68,170   J.P. Morgan Chase & Company ........................................     3,040,382
                                                                                ------------
                                                                                   4,261,799
                                                                                ------------
  FINANCIAL SERVICES - 4.2%
111,626   Citigroup Inc. .....................................................     5,898,318
216,765   E(*)TRADE Group Inc.+ ..............................................     1,398,134
 23,025   Goldman Sachs Group, Inc. ..........................................     1,975,545
                                                                                ------------
                                                                                   9,271,997
                                                                                ------------
  REINSURANCE - 0.4%
    350   Berkshire Hathaway, Inc., Class B+ .................................       805,000
                                                                                ------------
          Total Financials ...................................................    14,338,796
                                                                                ------------
 HEALTH CARE - 14.0%
  HEALTH CARE PRODUCTS - 7.8%
 38,190   Bristol-Meyers Squibb Company ......................................     1,997,337
 54,040   Cardinal Health Inc. ...............................................     3,728,760
 88,955   Guidant Corporation+ ...............................................     3,202,380
 32,800   IVAX Corporation+ ..................................................     1,279,200
173,755   Pfizer Inc. ........................................................     6,958,888
                                                                                ------------
                                                                                  17,166,565
                                                                                ------------
  HEALTH CARE SERVICES - 6.2%
119,365   HCA - The Healthcare Company .......................................     5,394,104
 32,720   Laboratory Corporation of America Holdings+ ........................     2,516,168
 67,745   McKesson HBOC, Inc. ................................................     2,514,694
 58,935   Tenet Healthcare Corporation+ ......................................     3,040,457
  2,460   UnitedHealth Group Inc. ............................................       151,905
                                                                                ------------
                                                                                  13,617,328
                                                                                ------------
             Total Health Care ...............................................    30,783,893
                                                                                ------------
 INDUSTRIALS - 2.4%
  INSTRUMENTS SCIENTIFIC - 0.9%
 70,330   Waters Corporation .................................................     1,941,811
                                                                                ------------
  MISCELLANEOUS - 1.5%
144,970   Symbol Technologies, Inc. ..........................................     3,218,334
                                                                                ------------
          Total Industrials ..................................................     5,160,145
                                                                                ------------

                       See Notes to Financial Statements.

GROWTH FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
 COMMON STOCKS - (CONTINUED)
    TECHNOLOGY - 14.7%
      COMPUTER SOFTWARE/SERVICES - 7.0%
     174,615   Amazon.com Inc.+ ..............................................  $  2,470,802
      25,605   eBay Inc.+** ..................................................     1,753,686
      60,940   Electronic Arts Inc.+ .........................................     3,528,426
      99,035   i2 Technologies Inc.+ .........................................     1,960,893
     119,685   Openwave Systems Inc.+ ........................................     4,153,070
      25,265   VeriSign Inc.+ ................................................     1,516,153
                                                                                ------------
                                                                                  15,383,030
                                                                                ------------
    COMPUTER SYSTEMS - 2.2%
     110,670   ASM Lithography Holding NV (F)+ ...............................     2,462,408
      50,945   Brocade Communications Systems Inc.+ ..........................     2,241,070
                                                                                ------------
                                                                                   4,703,478
                                                                                ------------
    ELECTRONICS/SEMICONDUCTORS - 5.5%
     159,605   Analog Devices Inc.+ ..........................................     6,902,916
     141,095   Flextronics International Ltd.+ ...............................     3,683,990
      35,260   Maxim Integrated Products Inc.+ ...............................     1,558,845
                                                                                ------------
                                                                                  12,145,751
                                                                                ------------
               Total Technology ..............................................    32,232,259
                                                                                ------------
               Total Common Stocks
                 (Cost $186,859,119) .........................................   192,420,859
                                                                                ------------

  PRINCIPAL
   AMOUNT
  ---------
 U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 6.8%
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.5%
     (Cost $9,913,222)
$ 10,000,000   3.550% due 09/27/2001++ .......................................     9,912,270
                                                                                ------------
    FEDERAL HOME LOAN BANK (FHLB) - 2.3%
     (Cost $4,983,688)
   5,000,000   4.050% due 07/30/2001++ .......................................     4,983,688
                                                                                ------------
               Total U.S. Government Agency Discount Notes
                 (Cost $14,896,910) ..........................................    14,895,958
                                                                                ------------
 COMMERCIAL PAPER - 5.3%
   3,700,000   CIT Group Holdings, Inc.,
                 4.140% due 07/02/2001++ .....................................     3,699,575
   8,000,000   Prudential Funding Corporation,
                 4.080% due 07/02/2001++ .....................................     7,999,093
                                                                                ------------
               Total Commercial Paper
                 (Cost $11,698,668) ..........................................    11,698,668
                                                                                ------------
TOTAL INVESTMENTS (Cost $213,454,697*) ........................   99.8%          219,015,485
OTHER ASSETS AND LIABILITIES (Net) ............................    0.2               329,181
                                                                 -----          ------------
NET ASSETS ....................................................  100.0%         $219,344,666
                                                                 =====          ============

  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at June 30, 2001, and have an aggregate market value of $2,485,954, representing 1.1% of the total net assets of the Fund (note 7).
*** Amount represents less than 0.1% of net assets.
  + Non-income producing security.
 ++ Rate represents annualized yield at date of purchase.


                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                       CONTRACTS TO RECEIVE                    NET
            -------------------------------------------    UNREALIZED
EXPIRATION        LOCAL         VALUE IN    IN EXCHANGE  (DEPRECIATION)
   DATE         CURRENCY         U.S. $      FOR U.S. $   OF CONTRACTS
----------  ----------------   ---------    -----------  --------------
10/26/2001  EUR    2,550,000   2,154,786     2,171,019    $ (16,233)
10/26/2001  JPY   50,000,000     406,062       419,101      (13,039)
11/09/2001  EUR    5,650,000   4,773,516     4,962,267     (188,751)
11/09/2001  JPY   40,000,000     325,298       333,050       (7,752)
                                                          ----------
                                                          $(225,775)
                                                          ----------

                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                                                               NET
                       CONTRACTS TO RECEIVE                UNREALIZED
            -------------------------------------------   APPRECIATION/
EXPIRATION        LOCAL         VALUE IN    IN EXCHANGE  (DEPRECIATION)
   DATE         CURRENCY         U.S. $      FOR U.S. $   OF CONTRACTS
----------  ----------------   ---------    -----------  --------------

10/26/2001  EUR    2,550,000   2,154,787     2,279,700    $  124,913
10/26/2001  JPY  300,000,000   2,436,370     2,505,270        68,900
11/02/2001  EUR      700,000     591,458       599,354         7,896
11/02/2001  HKD   21,500,000   2,756,785     2,756,506          (279)
11/02/2001  JPY   15,600,000     126,780       127,869         1,089
11/09/2001  EUR    6,100,000   5,153,707     5,549,020       395,313
11/09/2001  JPY   55,000,000     447,286       470,574        23,288
11/16/2001  EUR    7,500,000   6,336,000     6,659,250       323,250
                                                          ----------
                                                          $  944,370
                                                          ----------
Net Unrealized Appreciation of Forward Foreign Currency
    Contracts ..........................................  $  718,595
                                                          ==========

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

                       ADR -- American Depository Receipt
                       EUR -- EURO
                       (F) -- Foreign Shares
                       HKD -- Hong Kong Dollar
                       JPY -- Japanese Yen
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
MID CAP STOCK FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - 93.2%
   CAPITAL GOODS - 10.0%
     AEROSPACE/DEFENSE - 2.1%
     38,000   Lockheed Martin Corporation ....................................  $  1,407,900
                                                                                ------------
     ELECTRICAL EQUIPMENT - 1.4%
     40,000   CommScope Inc.+ ................................................       940,000
                                                                                ------------
     MISCELLANEOUS - 6.5%
     76,000   Federal Signal Corporation .....................................     1,783,720
     71,000   Republic Services Inc.+ ........................................     1,409,350
     30,000   Teleflex Inc. ..................................................     1,320,000
                                                                                ------------
                                                                                   4,513,070
                                                                                ------------
              Total Capital Goods ............................................     6,860,970
                                                                                ------------
   COMMUNICATIONS - 2.2%
     UTILITIES/TELECOMMUNICATIONS - 2.2%
     26,000   United States Cellular Corporation+ ............................     1,498,900
                                                                                ------------
   CONSUMER CYCLICALS - 10.7%
     APPAREL/SHOES - 3.0%
     25,000   Jones Apparel Group Inc.+ ......................................     1,080,000
     24,000   Nike Inc., Class B .............................................     1,007,760
                                                                                ------------
                                                                                   2,087,760
                                                                                ------------
     LEISURE - 2.5%
     92,000   Mattel Inc. ....................................................     1,740,640
                                                                                ------------
     PUBLISHING - 1.6%
     18,000   Houghton Mifflin Company .......................................     1,078,740
                                                                                ------------
     RETAIL STORES - 3.6%
     85,000   Intimate Brands Inc. ...........................................     1,280,950
     46,000   Penney (J.C.) Company Inc. .....................................     1,212,560
                                                                                ------------
                                                                                   2,493,510
                                                                                ------------
              Total Consumer Cyclicals .......................................     7,400,650
                                                                                ------------
   CONSUMER STAPLES - 8.2%
     FOODS & FOOD/DRUG RETAIL - 3.2%
     22,000   Hershey Foods Corporation ......................................     1,357,620
     16,000   Suiza Foods Corporation+(**) ...................................       849,600
                                                                                ------------
                                                                                   2,207,220
                                                                                ------------
     HOUSEHOLD/PERSONAL CARE PRODUCTS - 2.7%
     40,000   Avon Products Inc. .............................................     1,851,200
                                                                                ------------
     RESTAURANTS - 2.3%
     22,000   Papa John's International, Inc.+ ...............................       557,700
     24,000   Tricon Global Restaurants Inc.+ ................................     1,053,600
                                                                                ------------
                                                                                   1,611,300
                                                                                ------------
              Total Consumer Staples .........................................     5,669,720
                                                                                ------------

   SHARES                                                                          VALUE
   ------                                                                       ------------
 ENERGY - 5.3%
  OIL & GAS - 3.9%
 71,000   Ocean Energy Inc.+ .................................................  $  1,238,950
 14,000   Tosco Corporation ..................................................       616,700
 25,000   Unocal Corporation .................................................       853,750
                                                                                ------------
                                                                                   2,709,400
                                                                                ------------
  OIL SERVICES - 1.4%
 29,000   Baker Hughes Inc. ..................................................       971,500
                                                                                ------------
          Total Energy .......................................................     3,680,900
                                                                                ------------
 FINANCIALS - 17.1%
  BANKS/SAVINGS & LOANS - 7.8%
 48,000   Charter One Financial Inc. .........................................     1,531,200
 20,000   Comerica Inc. ......................................................     1,152,000
 37,000   Dime Bancorp, Inc. .................................................     1,378,250
 28,000   TCF Financial Corporation ..........................................     1,296,680
                                                                                ------------
                                                                                   5,358,130
                                                                                ------------
  FINANCIAL SERVICES - 9.3%
 27,000   Ambac Financial Group Inc. .........................................     1,571,400
 23,000   A.G. Edwards Inc. ..................................................     1,035,000
 31,000   Providian Financial Corporation ....................................     1,835,200
 27,000   The PMI Group Inc. .................................................     1,961,820
                                                                                ------------
                                                                                   6,403,420
                                                                                ------------
          Total Financials ...................................................    11,761,550
                                                                                ------------
 HEALTH CARE - 17.7%
  HEALTH CARE PRODUCTS - 6.5%
 29,000   AmeriSource Health Corporation, Class A+ .                               1,603,700
 34,000   ICN Pharmaceuticals Inc. ...........................................     1,078,480
 65,000   Mylan Laboratories Inc. ............................................     1,828,450
                                                                                ------------
                                                                                   4,510,630
                                                                                ------------
  HEALTH CARE SERVICES - 11.2%
 80,000   Covance Inc.+ ......................................................     1,812,000
 34,000   Express Scripts Inc., Class A+ .....................................     1,871,020
 83,000   Health Net Inc.+ ...................................................     1,444,200
 70,000   HEALTHSOUTH Corporation+ ...........................................     1,117,900
 52,000   IMS Health Inc. ....................................................     1,482,000
                                                                                ------------
                                                                                   7,727,120
                                                                                ------------
          Total Health Care ..................................................    12,237,750
                                                                                ------------
 TECHNOLOGY - 21.5%
  COMMUNICATIONS EQUIPMENT - 1.2%
 40,000   Tellabs Inc.+ ......................................................       775,200
                                                                                ------------
  COMPUTER SOFTWARE/SERVICES - 11.4%
 69,000   Acxiom Corporation+ ................................................       903,210
 91,000   BMC Software Inc.+ .................................................     2,051,140
 51,000   PeopleSoft Inc.+ ...................................................     2,510,730

                       See Notes to Financial Statements.

MID CAP STOCK FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - (CONTINUED)
   TECHNOLOGY - (CONTINUED)
     COMPUTER SOFTWARE/SERVICES  - (CONTINUED)
     60,000   Sykes Enterprises, Inc.+ .......................................  $    660,000
     29,000   Synopsys Inc.+ .................................................     1,403,310
     39,000   Systems & Computer Technology
                Corporation+ .................................................       352,950
                                                                                ------------
                                                                                   7,881,340
                                                                                ------------
    ELECTRONICS/SEMICONDUCTORS - 8.9%
     45,000   Arrow Electronics Inc.+ ........................................     1,093,050
     61,000   Electronics for Imaging Inc.+ ..................................     1,799,500
     53,000   Microchip Technology Inc.+ .....................................     1,771,790
     87,000   Sensormatic Electronics Corporation+ ...........................     1,479,000
                                                                                ------------
                                                                                   6,143,340
                                                                                ------------
              Total Technology ...............................................    14,799,880
                                                                                ------------
   UTILITIES - 0.5%
     UTILITIES/GAS & ELECTRIC - 0.5%
      6,000   FPL Group, Inc. ................................................       361,260
                                                                                ------------
              TOTAL COMMON STOCKS
                (Cost $51,618,122) ...........................................    64,271,580
                                                                                ------------
WARRANTS - 0.0%***
 (Cost $5,799)
     23,000   Dime Bancorp Inc. Litigation Tracking
                Warrants .....................................................         6,440
                                                                                ------------

  PRINCIPAL
   AMOUNT                                                                          VALUE
  ---------                                                                     ------------
 REPURCHASE AGREEMENT - 4.7%
  (Cost $3,273,000)
$  3,273,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $3,273,996 on 07/02/2001, collateralized
                 by $2,528,442 U.S. Treasury Bond, 8.500%
                 due 02/15/2020 (Market Value $3,352,308)                       $ 3,273,000
                                                                                -----------
TOTAL INVESTMENTS (Cost $54,896,921*) .........................   97.9%          67,551,020
OTHER ASSETS AND LIABILITIES (Net) ............................    2.1            1,454,269
                                                                 -----          -----------
NET ASSETS ......................................................100.0%         $69,005,289
                                                                 =====          ===========

----------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at June 30, 2001, and have an aggregate market value of $849,600, representing 1.2% of the total net assets of the Fund (note 7).
*** Amount represents less than 0.1% of net assets.
  + Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
SMALL CAP STOCK FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - 99.6%
   CAPITAL GOODS - 0.8%
     ELECTRICAL EQUIPMENT - 0.8%
     16,630   Electro Scientific Industries Inc.+ ............................  $    633,603
                                                                                ------------
   COMMUNICATIONS - 2.7%
     UTILITIES/TELECOMMUNICATIONS - 2.7%
    118,700   Gilat Satellite Networks Ltd.+ .................................     1,424,400
    407,300   Latitude Communications Inc.+ ..................................       814,600
                                                                                ------------
              Total Communications ...........................................     2,239,000
                                                                                ------------
   CONSUMER CYCLICALS - 18.2%
     APPAREL/SHOES - 3.2%
    102,800   Cutter & Buck Inc.+ ............................................       544,840
     44,500   J. Jill Group Inc.+ ............................................       901,125
     47,000   Quiksilver Inc.+ ...............................................     1,175,000
                                                                                ------------
                                                                                   2,620,965
                                                                                ------------
     BUSINESS SERVICES - 7.2%
    391,212   Click2Learn.com Inc.+ ..........................................       633,763
    105,500   Edison Schools Inc.+ ...........................................     2,409,620
    142,777   First Consulting Group Inc.+ ...................................     1,027,994
     67,600   Getty Images Inc.+ .............................................     1,775,176
    864,100   PeoplePC Inc.+** ...............................................       172,820
                                                                                ------------
                                                                                   6,019,373
                                                                                ------------
     HOTELS & GAMING - 3.4%
    114,700   Intrawest Corporation ..........................................     2,191,917
     90,051   WestCoast Hospitality Corporation+ .............................       672,681
                                                                                ------------
                                                                                   2,864,598
                                                                                ------------
     MISCELLANEOUS - 4.4%
    148,269   Building Materials Holding Corporation+ ........................     2,255,171
    125,535   K2 Inc. ........................................................     1,434,865
                                                                                ------------
                                                                                   3,690,036
                                                                                ------------
              Total Consumer Cyclicals .......................................    15,194,972
                                                                                ------------
   CONSUMER STAPLES - 1.0%
     FOODS & FOOD/DRUG RETAIL - 0.3%
      8,800   Whole Foods Market, Inc.+ ......................................       238,480
                                                                                ------------
     MEDIA - 0.7%
     46,900   Sirius Satellite Radio Inc.+ ...................................       571,711
                                                                                ------------
              Total Consumer Staples .........................................       810,191
                                                                                ------------
   ENERGY - 1.3%
     OIL & GAS - 1.3%
     33,628   Hanover Compressor Company+ ....................................     1,112,751
                                                                                ------------
   FINANCIALS - 5.4%
     FINANCIAL SERVICES - 5.4%
     99,208   American Capital Strategies Ltd. ...............................     2,783,776
     42,045   Heller Financial Inc., Class A .................................     1,681,800
                                                                                ------------
              Total Financials ...............................................     4,465,576
                                                                                ------------

   SHARES                                                                          VALUE
   ------                                                                       ------------
 HEALTH CARE - 20.4%
  HEALTH CARE PRODUCTS - 20.4%
 154,450   Corixa Corporation+ ...............................................  $  2,636,462
 141,700   Dendreon Corporation+ .............................................     2,370,641
  48,400   DUSA Pharmaceuticals Inc.+ ........................................       691,152
  43,400   Emisphere Technologies Inc.+ ......................................     1,367,100
  15,580   ICOS Corporation+ .................................................       997,120
  90,700   Incyte Genomics Inc.+ .............................................     2,223,964
   6,600   Medicis Pharmaceutical Corporation,
             Class A+ ........................................................       349,800
 138,600   Pain Therapeutics Inc.+ ...........................................     1,060,290
  49,850   Pharmacyclics Inc.+ ...............................................     1,689,915
  23,037   Shire Pharmaceuticals Group Plc, ADR+ .............................     1,278,554
 120,409   SonoSite Inc.+ ....................................................     2,335,935
                                                                                ------------
           Total Health Care .................................................    17,000,933
                                                                                ------------
 TECHNOLOGY - 48.1%
  COMPUTER SERVICES - 9.9%
 110,000   ARIS Corporation+ .................................................       286,000
 292,100   BSQUARE Corporation+ ..............................................     3,069,971
  68,153   Carreker Corporation+ .............................................     1,465,289
  50,100   Cognizant Technology Solutions Corporation+ .......................     2,126,745
 570,900   Intraware Inc.+ ...................................................       662,244
 440,400   Lionbridge Technologies, Inc.+ ....................................       660,600
                                                                                ------------
                                                                                   8,270,849
                                                                                ------------
  COMPUTER SOFTWARE - 20.9%
 157,400   Digimarc Corporation+ .............................................     3,801,210
  43,600   E.piphany, Inc.+ ..................................................       442,976
  41,500   Interwoven, Inc.+ .................................................       701,350
 104,948   Made2Manage Systems Inc.+ .........................................       324,289
  63,542   NetIQ Corporation+ ................................................     1,988,229
 133,000   Nuance Communications Inc.+ .......................................     2,396,660
 380,700   ONYX Software Corporation+ ........................................     3,045,600
 102,308   Peregrine Systems Inc.+ ...........................................     2,966,932
 292,300   Primus Knowledge Solutions Inc.+ ..................................     1,750,877
                                                                                ------------
                                                                                  17,418,123
                                                                                ------------
  COMPUTER SYSTEMS - 3.5%
 115,100   Advanced Digital Information Corporation+ .........................     1,991,230
  40,401   RadiSys Corporation+ ..............................................       923,163
                                                                                ------------
                                                                                   2,914,393
                                                                                ------------
  ELECTRONICS/SEMICONDUCTORS - 13.8%
  80,540   Credence Systems Corporation+ .....................................     1,952,290
  84,520   FEI Company+ ......................................................     3,465,320
  39,500   Lattice Semiconductor Corporation+ ................................       963,800
  28,665   Microvision Inc.+ .................................................       607,985
  12,200   NVIDIA Corporation+ ...............................................     1,131,550
  95,200   Pixelworks Inc.+ ..................................................     3,402,448
                                                                                ------------
                                                                                  11,523,393
                                                                                ------------
           Total Technology ..................................................    40,126,758
                                                                                ------------

                       See Notes to Financial Statements.

SMALL CAP STOCK FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - (CONTINUED)
    TRANSPORTATION - 1.7%
     24,514   Expeditors International of Washington Inc. .                     $  1,470,815
                                                                                ------------
              Total Common Stocks
                (Cost $88,637,512) ...........................................    83,054,599
                                                                                ------------

  PRINCIPAL
   AMOUNT                                                                          VALUE
  ---------                                                                     ------------
 REPURCHASE AGREEMENT - 0.3%
  (Cost $208,000)
$    208,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $208,063 on 07/02/2001, collateralized by
                 $160,683 U.S. Treasury Bond, 8.500% due
                 02/15/2020 (Market Value $213,040) ..........................  $   208,000
                                                                                -----------
TOTAL INVESTMENTS (Cost $88,845,512*) .........................   99.9%          83,262,599
OTHER ASSETS AND LIABILITIES (Net) ............................    0.1              100,507
                                                                 -----          -----------
NET ASSETS.....................................................  100.0%         $83,363,106
                                                                 =====          ===========

 ----------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at June 30, 2001, and have an aggregate market value of $36,440, representing less than 0.0% of the total net assets of the Fund (note 7).
  + Non-income producing security.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
                       ADR -- American Depository Receipt
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
INTERNATIONAL GROWTH FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - 96.8%
    JAPAN - 23.0%
      5,700   Advantest Corporation ..........................................  $   488,576
      2,200   Aiful Corporation ..............................................      198,452
     22,000   Chugai Pharmaceutical Company Ltd. .............................      334,633
     21,000   Daiwa Securities Group Inc. ....................................      219,740
      2,000   Fuji Soft ABC Inc. .............................................      117,547
      1,100   Fujitsu Support and Service Inc. ...............................       38,279
     14,000   Furukawa Electric Company Ltd. .................................      111,694
      1,000   Hirose Electric Company Ltd. ...................................       76,173
     53,000   Hitachi Ltd. ...................................................      520,585
      1,800   Hoya Corporation ...............................................      114,019
     30,000   Japan Airlines Company Ltd. ....................................       96,459
     18,000   Jusco Company Ltd. .............................................      396,903
         25   KDDI Corporation(**) ...........................................      116,665
        880   Keyence Corporation ............................................      174,637
      6,000   Kokusai Securities Company Ltd. ................................       43,780
      2,000   Matsushita Communication Industrial
                Company Ltd. .................................................       91,087
     54,000   Mitsubishi Heavy Industries Ltd. ...............................      246,369
     69,000   Mitsubishi Motors Corporation+ .................................      229,602
     12,000   Mitsui Fudosan Company Ltd. ....................................      129,318
     77,000   Mitsui Marine & Fire Insurance Company
                Ltd. .........................................................      393,904
      5,600   MURATA MANUFACTURING COMPANY
                LTD. .........................................................      372,239
     57,000   NEC Corporation ................................................      770,112
      4,000   Nichicon Corporation ...........................................       52,247
     17,000   Nikko Securities Company Ltd. ..................................      136,174
     35,000   Nikon Corporation ..............................................      332,276
      4,200   Nintendo Company Ltd. ..........................................      764,459
         21   Nippon Telegraph & Telephone Corporation .......................      109,449
     41,000   Nissan Motor Company Ltd.+ .....................................      283,052
     16,000   Nomura Securities Company Ltd. .................................      306,618
         70   NTT DoCoMo Inc. ................................................    1,217,971
      1,900   Promise Company, Ltd. ..........................................      156,612
      2,600   Rohm Company Ltd. ..............................................      404,023
     11,000   Sankyo Company Ltd. ............................................      198,452
     18,000   Sekisui House Ltd. .............................................      152,844
      5,000   Shin-Etsu Chemical Company Ltd. ................................      183,618
     25,000   Shionogi & Company Ltd. ........................................      521,186
     13,742   Sony Corporation ...............................................      903,531
     21,000   Sumitomo Mitsui Banking Corporation ............................      173,435
      7,000   Sumitomo Realty & Development Company
                Ltd. .........................................................       41,647
      6,000   Suzuki Motor Corporation .......................................       79,862
      8,000   Taiyo Yuden Company Ltd. .......................................      212,965
      2,000   TDK Corporation ................................................       93,172
     13,600   Tokyo Electron Ltd. ............................................      823,313
      3,200   Tokyo Seimitsu Company Ltd. ....................................      164,727
     25,000   Tokyu Corporation(**) ..........................................      136,310
     83,000   Toray Industries Inc. ..........................................      331,426
         25   UFJ Holdings, Inc.(**) .........................................      134,506

   SHARES                                                                          VALUE
   ------                                                                       ------------
   7,000   Ushio Inc. ........................................................  $     96,035
   4,000   Yamanouchi Pharmaceutical Company Ltd. ............................       112,255
                                                                                ------------
                                                                                  13,402,938
                                                                                ------------
 UNITED KINGDOM - 15.0%
  17,000   ARM Holdings Plc ..................................................        64,196
  34,300   AstraZeneca Plc (F) ...............................................     1,598,187
   8,800   AstraZeneca Plc ...................................................       406,651
   2,600   AstraZeneca Plc, Sponsored ADR ....................................       121,550
   3,100   Autonomy Corporation Plc+ .........................................        17,897
   4,000   Autonomy Corporation Plc (F)+ .....................................        23,909
  55,010   BAE SYSTEMS Plc ...................................................       263,433
  38,100   Centrica Plc ......................................................       121,770
  19,700   Compass Group Plc+ ................................................       157,649
  50,200   Dimension Data Holdings Plc+,++ ...................................       190,625
  24,800   GKN Plc ...........................................................       237,875
  71,189   Granada Compass Plc+,++ ...........................................       149,430
  37,900   Halifax Group Plc .................................................       438,150
  30,100   Hays Plc ..........................................................        77,575
  67,512   Lloyds TSB Group Plc ..............................................       675,566
  18,000   National Grid Group Plc ...........................................       132,653
  19,200   Pearson Plc .......................................................       316,476
     300   Powergen Plc ......................................................         3,034
  29,700   Prudential Plc ....................................................       359,643
  26,000   Reuters Group Plc .................................................       337,510
  71,400   Shell Transport & Trading Company Plc .............................       593,468
  28,980   Smiths Group Plc ..................................................       336,252
  36,000   Tate & Lyle Plc ...................................................       142,652
  23,000   Unilever Plc ......................................................       193,761
 794,598   Vodafone Group Plc ................................................     1,760,111
                                                                                ------------
                                                                                   8,720,023
                                                                                ------------
 NETHERLANDS - 7.6%
  20,943   ABN-Amro Holding NV ...............................................       393,422
  33,950   Aegon NV ..........................................................       955,640
  24,500   ASM Lithography Holding NV (F)+ ...................................       545,125
   2,100   Hagemeyer NV ......................................................        40,445
   5,000   Heineken Holding NV, Class A ......................................       152,383
  17,000   Heineken NV .......................................................       685,476
   5,400   ING Groep NV+ .....................................................       352,918
   1,400   Koninklijke (Royal) Philips Electronics NV ........................        37,002
  11,400   Koninklijke (Royal) Philips Electronics NV
             (F)+ ............................................................       302,170
   6,500   Koninklijke Luchtvaart Maatschappij NV
             (KLM) ...........................................................       114,456
  10,200   STMicroelectronics NV .............................................       346,800
   2,000   STMicroelectronics NV (F) .........................................        69,419
   4,600   Unilever NV .......................................................       275,711
   6,400   United Pan-Europe Communications NV+ ..............................        16,254
   3,500   VNU NV ............................................................       118,520
                                                                                ------------
                                                                                   4,405,741
                                                                                ------------

                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - (CONTINUED)
    SWITZERLAND - 6.5%
        222   Compagnie Financiere Richemont AG,
                Units ........................................................  $    568,170
      1,692   Credit Suisse Group ............................................       278,180
      2,554   Holcim Ltd., Class B ...........................................       520,079
      1,630   Nestle SA ......................................................       346,432
     19,000   Novartis AG ....................................................       687,651
      3,000   Roche Holding AG ...............................................       216,152
        209   Swiss Re  ......................................................       417,686
        901   Swisscom AG ....................................................       214,554
      2,728   Syngenta AG+ ...................................................       143,431
        126   Syngenta AG, (F)+ ..............................................         6,714
        323   Syngenta AG, ADR+ ..............................................         3,488
      2,580   UBS AG .........................................................       369,627
                                                                                ------------
                                                                                   3,772,164
                                                                                ------------
    FRANCE - 5.7%
      3,300   Accor SA .......................................................       139,265
     19,300   Bouygues SA++ ..................................................       652,245
      2,500   Carrefour SA ...................................................       132,277
      4,100   Christian Dior SA ..............................................       147,515
      2,400   Groupe Danone ..................................................       329,350
      1,000   LVMH (Louis Vuitton Moet Hennessy) .............................        50,371
      4,200   Michelin (CGDE), Class B .......................................       132,873
        400   PSA Peugeot Citroen ............................................       108,598
     15,100   Sanofi-Synthelabo SA ...........................................       990,699
      1,100   Schneider Electric SA ..........................................        60,809
      8,100   Societe BIC SA .................................................       294,860
      6,600   Societe Television Francaise 1 .................................       192,540
      1,900   Vivendi Universal SA ...........................................       110,744
                                                                                ------------
                                                                                   3,342,146
                                                                                ------------
    GERMANY - 5.2%
      5,000   Aixtron AG .....................................................       143,494
        400   Allianz AG .....................................................       117,402
     16,400   Bayerische Motoren Werke (BMW) AG ..............................       542,855
     11,500   DaimlerChrysler AG .............................................       527,667
      3,000   Deutsche Bank AG ...............................................       214,352
      5,600   Deutsche Telekom AG ............................................       126,389
      3,900   Epcos AG+ ......................................................       211,304
      6,700   Infineon Technologies AG+ ......................................       157,115
      4,100   Infineon Technologies, ADR+ ....................................        96,145
     13,600   Metro AG .......................................................       512,344
      6,300   Siemens AG .....................................................       386,671
                                                                                ------------
                                                                                   3,035,738
                                                                                ------------
    HONG KONG - 5.1%
    496,500   Amoy Properties Ltd. ...........................................       569,729
     64,000   Cheung Kong Holdings Ltd. ......................................       697,469
     98,000   China Mobile (Hong Kong) Ltd.+ .................................       517,666
     19,000   Hongkong Land Holdings Ltd. ....................................        34,200
     48,000   Hutchison Whampoa Ltd. .........................................       484,638

    SHARES                                                                        VALUE
    ------                                                                     ------------
   145,000   Johnson Electric Holdings Ltd. .................................  $    198,920
    68,000   Li & Fung Ltd. .................................................       111,595
   160,000   Shangri-La Asia Ltd.++ .........................................       140,519
    45,500   Swire Pacific Ltd., Class A ....................................       235,678
                                                                               ------------
                                                                                  2,990,414
                                                                               ------------
   CANADA - 4.7%
    17,200   Abitibi-Consolidated Inc. ......................................       131,474
     2,700   Alcan Aluminium Ltd. ...........................................       113,511
    15,800   ATI Technologies Inc. ..........................................       147,634
     4,700   Bank of Nova Scotia ............................................       140,607
    44,500   Bombardier Inc., Class B .......................................       668,573
    11,000   Inco Ltd.+ .....................................................       189,910
     6,700   Magna International Inc., Class A ..............................       411,609
     2,500   MDS Inc. .......................................................        28,335
     5,900   Mitel Corporation ..............................................        60,417
    26,000   Nortel Networks Corporation ....................................       236,340
     3,800   Rogers Communications Inc., Class B ............................        56,741
    15,600   Thomson Corporation ............................................       526,319
                                                                               ------------
                                                                                  2,711,470
                                                                               ------------
   AUSTRALIA - 4.6%
    61,500   Australia & New Zealand Banking Group
               Ltd. .........................................................       528,229
    76,215   BHP Billiton Ltd.+ .............................................       412,428
    71,557   BHP Ltd.+ ......................................................       377,768
    80,000   Cable and Wireless Optus Ltd. ..................................       150,807
    88,019   Foster's Brewing Group Ltd. ....................................       245,084
     9,000   Lend Lease Corporation Ltd. ....................................        57,391
    13,023   News Corporation Ltd. ..........................................       119,234
    27,429   QBE Insurance Group, Ltd. ......................................       164,594
    26,807   Westpac Banking Corporation Ltd. ...............................       196,934
    54,300   WMC Ltd. .......................................................       264,316
    24,700   Woolworths Ltd. ................................................       138,053
                                                                               ------------
                                                                                  2,654,838
                                                                               ------------
   SINGAPORE - 2.9%
    13,000   Datacraft Asia Ltd. ............................................        53,040
    23,000   DBS Group Holdings Ltd. ........................................       169,159
    12,000   Singapore Airlines Ltd. ........................................        82,988
    20,000   Singapore Press Holdings Ltd. ..................................       219,545
   268,000   Singapore Technologies Engineering Ltd. ........................       379,505
   659,000   Singapore Telecommunications ++,+++ ............................       685,360
    15,000   United Overseas Bank Ltd. (F) ..................................        94,679
                                                                               ------------
                                                                                  1,684,276
                                                                               ------------
   FINLAND - 2.8%
    62,900   Nokia Oyj ......................................................     1,425,482
     2,400   Nokia Oyj Corporation, Sponsored ADR ...........................        52,896
     6,200   UPM-Kymmene Oyj ................................................       175,255
                                                                               ------------
                                                                                  1,653,633
                                                                               ------------

                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND
JUNE 30, 2001 (UNAUDITED)

   SHARES                                                                          VALUE
   ------                                                                       ------------
COMMON STOCKS - (CONTINUED)
    ITALY - 2.3%
     13,300   Assicurazioni Generali  ........................................  $    399,708
     44,550   Eni Spa ........................................................       543,092
      5,400   Fiat Spa+ ......................................................       105,601
    175,000   Olivetti Spa ...................................................       309,633
                                                                                ------------
                                                                                   1,358,034
                                                                                ------------
    TAIWAN - 1.9%
     24,321   Asustek Computer Inc., GDR .....................................       104,825
     11,544   Hon Hai Precision Industry Company Ltd.,
                GDR++ ........................................................       121,378
     58,581   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR+ .................................       889,848
                                                                                ------------
                                                                                   1,116,051
                                                                                ------------
    SOUTH KOREA - 1.8%
     17,690   Hyundai Motor Company Ltd., GDR+,++ ............................       205,646
      4,185   Samsung Electronics ............................................       617,877
      3,110   Samsung Electronics, GDR++ .....................................       243,980
                                                                                ------------
                                                                                   1,067,503
                                                                                ------------
    MEXICO - 1.8%
     18,900 America Movil SA de C.V., Series L, ADR+ .........................       394,254
     18,900 Telefonos de Mexico SA, Class L, Sponsored
                ADR ..........................................................       663,201
                                                                                ------------
                                                                                   1,057,455
                                                                                ------------
    SWEDEN - 1.8%
     13,800   Assa Abloy AB, B Shares ........................................       197,142
     27,300   Ericsson LM, B Shares ..........................................       149,228
     18,400   Ericsson LM, Sponsored ADR .....................................        99,728
     19,700   ForeningsSparbanken AB .........................................       228,038
     26,700   Svenska Handlesbanken AB, A Shares .............................       381,428
                                                                                ------------
                                                                                   1,055,564
                                                                                ------------
    IRELAND - 1.2%
     15,000   Allied Irish Banks Plc .........................................       169,526
      9,797   Allied Irish Banks Plc (F) .....................................       109,479
     22,231   CRH Plc ........................................................       372,642
      3,800   Irish Life & Permanent Plc .....................................        44,394
                                                                                ------------
                                                                                     696,041
                                                                                ------------
    SPAIN - 1.1%
     20,500   Banco Bilbao Vizcaya Argentaria SA .............................       265,180
      7,800   Industria de Diseno Textil, SA+ ................................       124,471
     14,544   Telefonica SA+ .................................................       179,270
      1,939   Telefonica SA, Sponsored ADR+ ..................................        72,208
                                                                                ------------
                                                                                     641,129
                                                                                ------------
    NORWAY - 0.8%
      5,700   Norsk Hydro ASA ................................................       241,481
     31,500   Statoil ASA+ ...................................................       232,820
                                                                                ------------
                                                                                     474,301
                                                                                ------------

   SHARES                                                                          VALUE
   ------                                                                       ------------
    PORTUGAL - 0.5%
      16,800   Portugal Telecom SGPS SA ......................................  $    117,192
      20,000   Telecel-Comunicacoes Pessoais SA ..............................       163,388
                                                                                ------------
                                                                                     280,580
                                                                                ------------
    RUSSIA - 0.3%
       3,000   OAO Lukoil Holdings, Sponsored ADR ............................       143,896
                                                                                ------------
    GREECE - 0.2%
       7,456   Hellenic Bottling Company SA ..................................        86,601
                                                                                ------------
               Total Common Stocks
                 (Cost $60,382,960) ..........................................    56,350,536
                                                                                ------------
 CONVERTIBLE PREFERRED STOCK - 0.4%
  (Cost $338,711)
    JAPAN - 0.4%
  36,000,000   Sanwa International Finance Bermuda Trust,
                 Conv. Pfd., 1.250% due 08/01/2005 (F) .......................       249,688
                                                                                ------------
 PREFERRED STOCK - 0.3%
  (Cost $201,663)
    South Korea - 0.3%
       2,300   Samsung Electronics ...........................................       142,373
                                                                                ------------
 RIGHTS - 0.0%***
    PORTUGAL - 0.0%***
      16,800   Portugal Telecom SGPS SA ......................................         2,276
                                                                                ------------
    UNITED KINGDOM - 0.0%***
      28,980   Smiths Group Plc ..............................................             0
                                                                                ------------
               Total Rights
                 (Cost $0) ...................................................         2,276
                                                                                ------------

  PRINCIPAL
   AMOUNT
  ---------
 REPURCHASE AGREEMENT - 3.1%
  (Cost $1,822,000)
$  1,822,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $1,822,554 on 07/02/2001, collateralized by
                 $1,407,523 U.S. Treasury Bond, 8.500% due
                 02/15/2020 (Market Value $1,866,149)++++ ....................     1,822,000
                                                                                ------------
TOTAL INVESTMENTS (Cost $62,745,334*) .........................  100.6%           58,566,873
OTHER ASSETS AND LIABILITIES (NET) ............................   (0.6)             (359,843)
                                                                 -----          ------------
NET ASSETS ....................................................  100.0%         $ 58,207,030
                                                                 =====          ============

----------------------

   * Aggregate cost for federal tax purposes.
  ** These securities or a partial position of these securities are on loan at June 30, 2001, and have an aggregate market value of $1,808,472, representing 3.1% of the total net assets of the Fund (note 7).
 *** Amount represents less than 0.1% of net assets.
   + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 +++ Security purchased on a when-issued basis (note 2).
++++ Security pledged as collateral for when-issued securities.

                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND
JUNE 30, 2001 (UNAUDITED)

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                                                              NET
                        CONTRACTS TO RECEIVE               UNREALIZED
            ------------------------------------------   APPRECIATION/
EXPIRATION       LOCAL        VALUE IN     IN EXCHANGE   (DEPRECIATION)
   DATE        CURRENCY         U.S. $      FOR U.S. $    OF CONTRACTS
----------  ---------------   --------     ----------    -------------
07/03/2001  EUR      25,924     21,946         21,911      $      35
07/03/2001  SGD      38,202     20,968         20,958             10
07/18/2001  EUR     448,346    379,455        390,050        (10,595)
07/26/2001  EUR     747,764    632,788        695,272        (62,484)
08/08/2001  EUR     220,740    186,753        197,000        (10,247)
08/13/2001  EUR     147,234    124,552        130,238         (5,686)
08/27/2001  EUR     181,322    153,347        160,938         (7,591)
08/31/2001  CHF     376,582    209,520        208,339          1,181
09/04/2001  EUR     578,654    489,327        529,545        (40,218)
09/13/2001  EUR     279,140    236,024        234,957          1,067
09/21/2001  EUR      76,211     64,433         64,468            (35)
09/25/2001  CHF     598,552    333,019        335,388         (2,369)
03/18/2002  EUR     673,989    569,251        564,295          4,956
03/26/2002  EUR      93,277     78,782         80,909         (2,127)
03/28/2002  EUR   1,112,769    939,860        929,978          9,882
                                                           ---------
                                                           $(124,221)
                                                           ---------

As of June 30, 2001, sector diversification was as follows:

                                                         % OF
       SECTOR DIVERSIFICATION                          NET ASSETS       VALUE
       ----------------------                          ----------     ---------
COMMON STOCKS
Utilities/Telecommunications ........................     16.5%    $ 9,618,581
Electronics/Semiconductors ..........................     12.5       7,282,423
Health Care Products ................................      9.2       5,329,769
Banks/Savings & Loan ................................      8.7       5,038,072
Basic Industry ......................................      7.2       4,201,982
Insurance ...........................................      4.9       2,852,972
Consumer Staples ....................................      4.6       2,649,955
Transportation ......................................      3.9       2,298,898
Financial Services ..................................      3.7       2,134,609
Media ...............................................      3.0       1,775,935
Consumer Durables ...................................      2.9       1,671,257
Diversified Manufacturing ...........................      2.8       1,632,976
Real Estate Investment Trusts (REITS) ...............      2.6       1,529,754
Oil & Gas ...........................................      2.6       1,505,810
Retail Sales ........................................      1.8       1,033,719
Computer Systems ....................................      1.5         874,937
Leisure .............................................      1.3         764,459
Consumer Cyclicals ..................................      1.2         679,765
Aerospace/Defense ...................................      1.1         642,939
Other ...............................................      4.8       2,831,724
                                                          ----    ------------
TOTAL COMMON STOCKS .................................     96.8      56,350,536
CONVERTIBLE PREFERRED STOCK .........................      0.4         249,688
PREFERRED STOCK .....................................      0.3         142,373
RIGHTS ..............................................      0.0***        2,276
REPURCHASE AGREEMENT ................................      3.1       1,822,000
                                                          ----    ------------
TOTAL INVESTMENTS ...................................    100.6      58,566,873
OTHER ASSETS AND LIABILITIES (NET) ..................     (0.6)       (359,843)
                                                          ----    ------------
NET ASSETS ..........................................    100.0%    $58,207,030
                                                          ====    ============

***Amount represents less than 0.1% of net assets.

                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                                                                 NET
                        CONTRACTS TO DELIVER                 UNREALIZED
            ---------------------------------------------   APPRECIATION/
EXPIRATION        LOCAL          VALUE IN     IN EXCHANGE   (DEPRECIATION)
   DATE         CURRENCY          U.S. $       FOR U.S. $    OF CONTRACTS
----------  -----------------    -------      -----------   --------------
07/03/2001  JPY    4,045,024      32,446          32,434       $   (12)
07/05/2001  CAD      134,953      88,920          89,113           193
07/05/2001  EUR       14,286      12,093          12,122            29
07/05/2001  JPY    2,032,323      16,305          16,295           (10)
07/05/2001  NOK      118,317      12,674          12,702            28
07/18/2001  JPY   48,269,000     387,802         390,050         2,248
07/26/2001  GBP      476,998     670,209         695,272        25,063
08/13/2001  GBP       91,594     128,607         130,238         1,631
08/27/2001  JPY   18,732,450     151,161         160,938         9,777
08/31/2001  JPY   61,232,400     494,316         528,340        34,024
09/04/2001  CAD      808,727     532,280         529,545        (2,735)
09/13/2001  CAD      356,518     234,617         234,958           341
09/21/2001  JPY    7,922,200      64,088          64,468           380
09/25/2001  JPY   41,453,285     335,479         335,389           (90)
03/18/2002  JPY   68,463,200     564,792         564,296          (496)
03/26/2002  GBP       57,216      79,622          80,910         1,288
03/28/2002  JPY  115,383,100     952,949         929,979       (22,970)
                                                               -------
                                                               $48,689
                                                               -------

Net Unrealized Depreciation of Forward Foreign Currency
    Contracts ...............................................   $(75,532)
                                                                ========


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

                    ADR     -- American Depository Receipt
                    CAD     -- Canadian Dollar
                    CHF     -- Swiss Francs
                    EUR     -- EURO
                    (F)     -- Foreign Shares
                    GBP     -- Great Britain Pound Sterling
                    GDR     -- Global Depository Receipt
                    JPY     -- Japanese Yen
                    NOK     -- Norwegian Krona
                    SGD     -- Singapore Dollar

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
SHORT TERM INCOME FUND
JUNE 30, 2001 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                          VALUE
  ---------                                                                     ------------
 CORPORATE BONDS AND NOTES - 50.5%
    FINANCIAL SERVICES - 12.7%
$    500,000   Athena Neurosciences Finance LLC,
                 Company Guarantee,
                 7.250% due 02/21/2008 .......................................  $   509,571
   1,000,000   Goldman Sachs Group LP, Note,
                 7.800% due 07/15/2002++ .....................................    1,025,183
   1,500,000   MBNA America Bank NA, Note,
                 6.500% due 06/20/2006** .....................................    1,477,191
     325,000   Merrill Lynch & Company, Series B, Note,
                 8.300% due 11/01/2002 .......................................      340,056
   2,000,000   Norwest Financial Inc., Sr. Note,
                 7.000% due 01/15/2003 .......................................    2,065,068
     250,000   US West Capital Funding Inc., Company
                 Guarantee,
                 6.125% due 07/15/2002 .......................................      252,169
                                                                                -----------
                                                                                  5,669,238
                                                                                -----------
    INFORMATION TECHNOLOGY - 5.3%
   1,500,000   Analog Devices, Inc., Conv. Sub. Note,
                 4.750% due 10/01/2005++ .....................................    1,380,106
   1,000,000   Computer Science Corporation, Note,
                 6.750% due 06/15/2006 .......................................      991,606
                                                                                -----------
                                                                                  2,371,712
                                                                                -----------
    BANKS - 5.2%
   1,000,000   First Chicago Corporation, Sub. Note,
                 9.250% due 11/15/2001 .......................................    1,017,737
     250,000   Southern National Corporation, Sub. Note,
                 7.050% due 05/23/2003 .......................................      257,342
   1,000,000   Wachovia Corporation, Sr. Unsub. Note,
                 6.700% due 06/21/2004** .....................................    1,033,803
                                                                                -----------
                                                                                  2,308,882
                                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 4.6%
     100,000   Colonial Realty LP, Note,
                 7.500% due 07/15/2001 .......................................      100,055
   1,000,000   Nationwide Health Properties Inc., Note,
                 9.750% due 03/20/2008 .......................................    1,006,259
     250,000   Oasis Residential Inc., Note,
                 6.750% due 11/15/2001 .......................................      251,246
     600,000   Sun Communities Inc., Sr. Note,
                 7.625% due 05/01/2003 .......................................      614,486
     100,000   SUSA Partnership LP, Note,
                 7.125% due 11/01/2003*** ....................................      100,960
                                                                                -----------
                                                                                  2,073,006
                                                                                -----------
    UTILITIES - 4.6%
   1,000,000   United Illuminating Company, Note,
                 6.000% due 12/15/2003 .......................................    1,005,584
   1,000,000   Wisconsin Electric Power Company, Deb.,
                 6.625% due 12/01/2002 .......................................    1,028,200
                                                                                -----------
                                                                                  2,033,784
                                                                                -----------
    MEDIA/TELECOMMUNICATIONS - 4.5%
     500,000   TELUS Corporation, Note,
                 7.500% due 06/01/2007 .......................................      510,973
   1,500,000   Times Mirror Company, Note,
                 6.650% due 10/15/2001 .......................................    1,510,035
                                                                                -----------
                                                                                  2,021,008
                                                                                -----------

  PRINCIPAL
   AMOUNT                                                                          VALUE
  ---------                                                                     ------------
    TRANSPORTATION - 3.7%
$  1,500,000   Rollins Truck Leasing Corporation, Deb.,
                 8.375% due 02/15/2007 .......................................  $ 1,633,386
                                                                                -----------
    RETAIL SALES - 2.8%
     250,000   Federated Department Stores Inc., Bond,
                 6.790% due 07/15/2027 .......................................      255,132
   1,000,000   Wal-Mart Stores Inc., Sr. Note,
                 6.150% due 08/10/2001 .......................................    1,002,579
                                                                                -----------
                                                                                  1,257,711
                                                                                -----------
    CONSUMER STAPLES - 2.5%
   1,000,000   ConAgra Foods Inc., Sr. Note,
                 9.875% due 11/15/2005 .......................................    1,126,271
                                                                                -----------
    ADVERTISING AGENCIES - 2.3%
   1,000,000   Interpublic Group Companies, Inc., Note,
                 7.875% due 10/15/2005 .......................................    1,044,730
                                                                                -----------
    HEALTH CARE - 1.7%
     750,000   Aetna Inc., Sr. Note,
                 7.375% due 03/01/2006** ..................................... .    741,414
                                                                                -----------
    CHEMICALS - 0.6%
     100,000   Equistar Chemicals LP, Note,
                 9.125% due 03/15/2002 .......................................      100,710
     150,000   Lyondell Petrochemical Company, MTN,
                 9.750% due 09/04/2003++ .....................................      158,213
                                                                                -----------
                                                                                    258,923
                                                                                -----------
               Total Corporate Bonds and Notes
                 (Cost $22,247,428) ..........................................   22,540,065
                                                                                -----------
 ASSET-BACKED SECURITIES - 16.4%
   1,938,409   ANRC Auto Owner Trust, 1999-A A3,
                 6.750% due 12/15/2003 .......................................    1,965,419
      52,069   Carco Auto Loan Master Trust, 1997-1 A,
                 6.689% due 08/15/2004 .......................................       52,070
   1,000,000   Conseco Finance Lease, LLC, 2000-1 A4,
                 7.480% due 08/20/2005 .......................................    1,039,963
     796,356   FFCA Secured Lending Corporation, 1999-2
                 WA1A,
                 7.130% due 02/18/2009++ .....................................      816,638
     500,000   First USA Credit Card Master Trust,
                 1997-6 A,
                 6.420% due 03/17/2005 .......................................      511,191
               Green Tree Financial Corporation:
     250,000     1995-1 B2,
                 9.200% due 06/15/2025 .......................................      182,082
     128,102     1995-6 B1,
                 7.700% due 09/15/2026 .......................................      130,302
     165,000   Green Tree Home Improvement, 1995-D B2,
                 7.450% due 09/15/2025 .......................................      158,183
     205,351   Mid-State Trust, Series 4-A,
                 8.330% due 04/01/2030 .......................................      219,028
   1,500,000   Providian Master Trust, 1997-4 A,
                 6.250% due 06/15/2007 .......................................    1,536,205
     700,000   Standard Credit Card Master Trust, 1994-4 A,
                 8.250% due 11/07/2003 .......................................      710,966
                                                                                -----------
               Total Asset-Backed Securities
                 (Cost $7,266,788) ...........................................    7,322,047
                                                                                -----------

                       See Notes to Financial Statements.

SHORT TERM INCOME FUND

JUNE 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                               VALUE
---------                                                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
$  1,750,000   Federal Home Loan Mortgage Corporation, Note, 6.875%
                 due 01/15/2005 **  ............................................   $  1,840,648

   3,000,000   Federal National Mortgage Association, Note,
                 4.750% due 03/15/2004 **  .....................................      2,986,041
                                                                                   ------------

               Total U.S. Government Agency Obligations
                 (Cost $4,718,203) .............................................      4,826,689
                                                                                   ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 8.8%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 5.7%
     722,217   #252214,
                 6.500% due 01/01/2014 .........................................        728,832
     130,677   #313641
                 8.500% due 11/01/2017 .........................................        140,050
     746,579   #456445
                 6.500% due 01/01/2014 .........................................        753,418
     870,378   #523795
                 8.000% due 05/01/2027 .........................................        913,110
                                                                                   ------------
               Total FNMAs (Cost $2,494,761) ...................................      2,535,410
                                                                                   ------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 2.2%
      36,490   #001991,
                 9.000%  due 04/20/2025 ........................................         38,970
       7,699   #140834
                 11.000% due 12/15/2015  .......................................          8,663
       4,471   #144538
                 11.000% due 12/15/2015  .......................................          5,031
      35,382   #151670
                 11.000% due 12/15/2015 ........................................         39,813
      57,087   #213862
                 10.000% due 09/15/2018 ........................................         63,635
      46,057   #225305
                 10.000% due 02/15/2018 ........................................         51,340
      13,043   #234561
                 10.000% due 12/15/2017 ........................................         14,541
      18,741   #254937
                 10.000% due 06/15/2019 ........................................         20,897
      30,263   #257814
                 10.000% due 09/15/2018 ........................................         33,734
      72,276   #264735
                 10.000% due 02/15/2019 ........................................         80,593
      37,405   #289333
                 10.000% due 05/15/2020 ........................................         41,692
      78,615   #291116
                 10.000% due 06/15/2020 ........................................         87,623
      27,601   #293511
                 10.000% due 07/15/2020 ........................................         30,763
      96,085   #400224
                 8.000% due 06/15/2009 .........................................        100,350
     122,920   #453963
                 8.000% due 08/15/2012 .........................................        128,313
      69,949   #780081
                 10.000% due 02/15/2025 ........................................         76,835
      14,918   #780121
                 10.000% due 04/15/2025 ........................................         16,387
$     15,783   #780141
                 10.000% due 12/15/2020 ........................................   $     17,592
     103,179   #780317
                 9.000% due 12/15/2020 .........................................        111,817
                                                                                   ------------
               Total GNMAs (Cost $946,152) .....................................        968,589
                                                                                   ------------
     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.7%
               Federal Home Loan Mortgage Corporation (FHLMC):
      92,556     #3123257,
                 6.132% due 11/01/2035+ ........................................         93,771
      47,493     #845988,
                 7.512% due 11/01/2021+ ........................................         48,135
               Federal National Mortgage Association (FNMA):
      78,841     #082247,
                 6.125% due 04/01/2019+ ........................................         80,046
       8,362     #124571,
                 7.411% due 11/01/2022+ ........................................         8,577
      57,193     #141461,
                 7.466% due 11/01/2021+ ........................................         58,699
      31,179     #152205,
                 7.204% due 01/01/2019+ ........................................         32,039
                                                                                   ------------
               Total ARMSs (Cost $317,915) .....................................        321,267
                                                                                   ------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.2%
      (Cost $96,427)
      90,192     #A01226,
                 9.500% due 08/01/2016 .........................................         97,795
                                                                                   ------------
               Total U.S. Government Agency Mortgage-
                 Backed Securities
                 (Cost $3,855,255) .............................................      3,923,061
                                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 6.2%
      13,261   Countrywide Funding Corporation,
                 1994-1 A3,
                 6.250% due 03/25/2024 .........................................         13,263
   2,072,000   Prudential Home Mortgage Securities,
                 1993-18 A6,
                 7.000% due 06/25/2023 .........................................      2,117,615
     232,878   Residential Asset Securitization Trust,
                 1997-A6 A5,
                 7.250% due 09/25/2012 .........................................        232,387
     404,647   Residential Funding Mortgage Security I
                 1995-S14 A8,
                 7.500% due 09/25/2025 .........................................        407,061
                                                                                   ------------
               Total CMOs (Cost $2,707,875) ....................................      2,770,326
                                                                                   ------------


                       See Notes to Financial Statements.

SHORT TERM INCOME FUND

JUNE 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                               VALUE
---------                                                                          ------------
 COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 3.4%
   $ 842,538   GMAC Commercial Mortgage Securities Inc.,
                 1999-CTL1, Class A,
                 7.150% due 12/15/2016++ .......................................   $    865,181
     655,310   Morgan Stanley Capital I, 1999-CAMI A1,
                 6.540% due 04/15/2004 .........................................        670,530
                                                                                   ------------
               Total CMBSs (Cost $1,495,972) ...................................      1,535,711
                                                                                   ------------
 U.S. TREASURY NOTE - 1.2%
  (Cost $501,196)
     500,000     5.625% due 02/15/2006 **   ....................................       513,630
                                                                                   ------------
 REPURCHASE AGREEMENT - 1.6%
  (Cost $706,000)
$    706,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $706,215 on 07/02/2001, collateralized by
                 $545,396 U.S. Treasury Bond, 8.500% due
                 02/15/2020 (Market Value $723,107) ............................   $    706,000
                                                                                   ------------
TOTAL INVESTMENTS (Cost $43,498,717*) ...................................   98.9%    44,137,529
OTHER ASSETS AND LIABILITIES (NET) ......................................    1.1        477,668
                                                                           -----   ------------
NET ASSETS ..............................................................  100.0%  $ 44,615,197
                                                                           =====   ============

----------------------

*       Aggregate cost for federal tax purposes.

** These securities or a partial position of these securities are on loan at June 30, 2001, and have an aggregate market value of $7,336,736, representing 16.4% of the total net assets of the Fund (note 7).

***     Security pledged as collateral for futures contract.

+ Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2001.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


NUMBER OF                                                           UNREALIZED
CONTRACTS                                          VALUE           APPRECIATION
---------                                       ----------         ------------
FUTURES CONTRACTS-SHORT POSITION
 1,000  U.S. 5 Year Treasury Note,
             September 2001 .................   $3,617,031         $      8,552
                                                ==========         ============

                                GLOSSARY OF TERMS

        MTN     -- Medium Term Note



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT SECURITIES FUND

JUNE 30, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                          ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 58.2%

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 21.6%
$ 10,898,675     6.500% due 11/01/2028-06/01/2031 ..............................   $ 10,755,063
   5,331,430     7.000% due 08/01/2028-04/01/2029 ..............................      5,377,832
   1,931,604     7.500% due 11/01/2029 .........................................      1,981,769
   2,485,825     8.000% due 05/01/2022-09/01/2027 ..............................      2,605,875
   2,586,554     8.500% due 02/01/2023-10/01/2027 ..............................      2,742,576
   2,549,882     9.000% due 09/01/2030 .........................................      2,676,930
                                                                                   ------------
               Total FNMAs (Cost $25,844,500) ..................................     26,140,045
                                                                                   ------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 17.8%
     620,661     5.500% due 12/01/2008 .........................................        617,264
   1,681,986     6.000% due 01/01/2013 .........................................      1,676,045
   2,582,891     6.500% due 05/01/2023-03/01/2029 ..............................      2,566,002
   8,604,161     7.000% due 04/01/2008-12/01/2030 ..............................      8,688,504
   2,540,601     7.500% due 02/01/2031 .........................................      2,594,744
   3,103,278     8.000% due 07/01/2007-12/01/2030 ..............................      3,189,817
   1,663,755     8.500% due 07/01/2029 .........................................      1,750,434
     349,602     8.750% due 01/01/2013 .........................................        365,506
                                                                                   ------------
               Total FHLMCs (Cost $21,281,247) .................................     21,448,316
                                                                                   ------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 17.3%
     848,888     6.000% due 02/20/2029 .........................................        817,899
   5,963,453     6.500% due 03/20/2031-04/20/2031 ..............................      5,879,739
   4,606,033     7.000% due 01/15/2028-03/15/2029 ..............................      4,652,458
   3,980,619     7.500% due 01/15/2023-11/15/2023 ..............................      4,114,068
   1,937,597     7.750% due 12/15/2029 .........................................      2,006,531
   3,276,933     8.000% due 07/15/2026-06/20/2030 ..............................      3,390,328
      24,403     9.000% due 08/15/2021 .........................................         26,442
                                                                                   ------------
               Total GNMAs (Cost $20,678,867) ..................................     20,887,465
                                                                                   ------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
      (GNMA II) - 1.5%
      (Cost $1,767,500)
   1,750,000   Commitment to Purchase,
                 7.000% due 07/01/2031 .........................................      1,759,853
                                                                                   ------------
               Total U.S. Government Agency Mortgage-
                 Backed Securities
                 (Cost $69,572,114) ............................................     70,235,679
                                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 18.4%
               Federal National Mortgage Association, REMIC, Pass-
                 through Certificates:
     308,888     Series 1989-90, Class E,
                 8.700% due 12/25/2019 .........................................        327,977
   6,397,964     Series 1992-55, Class DZ,
                 8.000% due 04/25/2022 .........................................      6,687,799
   7,496,708     Series 1992-83, Class X,
                 7.000% due 02/25/2022 .........................................      7,620,899
   3,000,000     Series 2000-T5, Class B,
                 7.300% due 05/25/2010 .........................................      3,190,478
     418,865   Residential Funding Mortgage Security,
                 Series 1992-S39, Class A8,
                 7.500% due 11/25/2007 .........................................        420,861
   3,853,000   Vendee Mortgage Trust, Series 2000-2, Class G,
                 7.500% due 10/15/2009 .........................................      4,016,613
                                                                                   ------------
               Total CMOs (Cost $20,418,958) ...................................     22,264,627
                                                                                   ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.8%
$  2,000,000   Federal Farm Credit Bank, Note,
                 5.700% due 06/18/2003 .........................................   $  2,039,048
               Federal Home Loan Bank:
                 Bond:
   2,000,000     5.125% due 03/06/2006 .........................................      1,968,176
   1,000,000     6.135% due 02/17/2009 .........................................        988,970
   2,500,000     6.500% due 08/14/2009 .........................................      2,574,083
   3,000,000     7.375% due 02/12/2010 .........................................      3,259,776
   1,000,000     MTN,
                 5.705% due 03/19/2003 .........................................      1,018,653
               Federal National Mortgage Association:
   1,800,000     Bond,
                 6.250% due 05/15/2029 .........................................      1,726,898
   4,000,000     Note,
                 5.500% due 02/15/2006 .........................................      3,999,036
   2,000,000     Sub. Note,
                 6.250% due 02/01/2011 .........................................      1,992,750
   2,000,000   Housing Urban Development, Series 99-A,
                 Government Guarantee,
                 6.160% due 08/01/2011 .........................................      1,934,018
                                                                                   ------------
               Total U.S. Government Agency Obligations
                 (Cost $21,676,012) ............................................     21,501,408
                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 3.7%
    U.S. TREASURY NOTES - 2.3%
     325,000     6.625% due 03/31/2002 .........................................        331,750
     350,000     6.250% due 02/15/2007 .........................................        369,167
   2,000,000     5.750% due 08/15/2010 **  .....................................      2,047,202
                                                                                   ------------
                                                                                      2,748,119
                                                                                   ------------
    U.S. TREASURY BONDS - 1.4%
     300,000     12.750% due 11/15/2010 ........................................        389,883
   1,300,000     6.250% due 08/15/2023 .........................................      1,353,448
                                                                                   ------------
                                                                                      1,743,331
                                                                                   ------------
               Total U.S. Treasury Obligations
                 (Cost $4,462,191) .............................................      4,491,450
                                                                                   ------------
 REPURCHASE AGREEMENT - 2.7%
  (Cost $3,266,000)
   3,266,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $3,266,993 on 07/02/2001, collateralized
                 by $2,523,035 U.S. Treasury Bond, 8.500%
                 due 02/15/2020 (Market Value $3,345,138) ......................      3,266,000
                                                                                   ------------
TOTAL INVESTMENTS (Cost $119,395,275*) .................................   100.8%   121,759,164
OTHER ASSETS AND LIABILITIES (NET) .....................................    (0.8)      (983,167)
                                                                           -----   ------------
NET ASSETS .............................................................   100.0%  $120,775,997
                                                                           =====   ============

------------

*       Aggregate cost for federal tax purposes.

**      Security pledged as collateral for dollar roll transactions.



                                GLOSSARY OF TERMS

        MTN     -- Medium Term Note

        REMIC   -- Real Estate Mortgage Investment Conduit



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INCOME FUND

JUNE 30, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                          ------------
 CORPORATE BONDS AND NOTES - 68.3%
    MEDIA/TELECOMMUNICATIONS - 10.3%
$  1,500,000   Comcast Cable Communications Inc., Sr. Note,
                 7.125% due 06/15/2013 .........................................   $  1,494,361
   2,500,000   Cox Communications Inc., Note,
                 7.875% due 08/15/2009 .........................................      2,627,882
   4,000,000   Deutsche Telephone Finance, Bond,
                 8.000% due 06/15/2010 **  .....................................      4,138,832
   1,200,000   News America Holdings Inc., Sr. Deb.,
                 8.000% due 10/17/2016 .........................................      1,194,833
   1,700,000   Northern Telecom Capital, Sub. Note,
                 7.400% due 06/15/2006 .........................................      1,535,870
   1,000,000   TELUS Corporation, Note,
                 8.000% due 06/01/2011 .........................................      1,023,961
     300,000   Time Warner Inc., Deb.,
                 9.150% due 02/01/2023 .........................................        344,070
   2,000,000   Vodafone Group, Plc, Note,
                 7.750% due 02/15/2010 .........................................      2,104,598
   1,000,000   Winstar Communications Inc., Sr. Note,
                 (in default),
                 12.750% due 04/15/2010 ........................................         12,500
                                                                                   ------------
                                                                                     14,476,907
                                                                                   ------------
    TRANSPORTATION (EXCLUDING AUTO) - 8.8%
   1,000,000   Boeing Company, Deb.,
                 8.750% due 08/15/2021 .........................................      1,201,409
   2,000,000   Burlington Northern Santa Fe, Deb.,
                 8.125% due 04/15/2020 .........................................      2,128,632
   1,000,000   Consolidated Rail Corporation, Deb.,
                 9.750% due 06/15/2020 .........................................      1,198,185
     836,507   Continental Airlines Inc., Pass-through
                 Certificates, Series 1997-4C,
                 6.800% due 07/02/2007 .........................................        841,129
               Norfolk Southern Corporation:
   1,000,000     Bond,
                 7.800% due 05/15/2027 .........................................      1,029,892
   2,500,000     Sr. Note,
                 6.200% due 04/15/2009 .. ......................................      2,402,048
   2,000,000   Southwest Airlines Company, Pass-through
                 Certificates, Series A4,
                 9.150% due 07/01/2016 .........................................      2,284,730
   1,300,000   United Air Lines Inc., Pass-through
                 Certificates, Series 1995-A2
                 9.560% due 10/19/2018 .........................................      1,282,366
                                                                                   ------------
                                                                                     12,368,391
                                                                                   ------------
    FINANCIAL SERVICES - 5.7%
   1,000,000   Abbey National Plc, Sub. Note,
                 6.690% due 10/17/2005 .........................................      1,024,590
     500,000   American General Corporation, Note,
                 7.500% due 07/15/2025 .........................................        521,084
   2,500,000   Goldman Sachs Group, Inc., Bond,
                 6.875% due 01/15/2011 .........................................      2,490,277
   1,000,000   Hartford Life Insurance Company, Deb.,
                 7.650% due 06/15/2027 .........................................      1,041,041
   1,000,000   Legg Mason, Inc., Sr. Note,
                 6.750% due 07/02/2008 .........................................        993,030
   2,000,000   Merrill Lynch & Company Inc., Note,
                 6.000% due 02/17/2009 .........................................      1,932,592
                                                                                   ------------
                                                                                      8,002,614
                                                                                   ------------
    INFORMATION TECHNOLOGY - 5.3%
$  1,000,000   Adaptec Inc., Conv. Sub. Note,
                 4.750% due 02/01/2004 .........................................   $    870,000
   2,250,000   Analog Devices, Inc., Conv. Sub. Note,
                 4.750% due 10/01/2005 .........................................      2,070,000
   2,000,000   Conexant Systems Inc., Conv. Sub. Note,
                 4.000% due 02/01/2007 .........................................        912,500
     500,000   Cypress Semiconductor Corporation,
                 Conv. Sub. Deb.,
                 3.750% due 07/01/2005 .........................................        426,250
   2,000,000   Motorola Inc., Note,
                 7.625% due 11/15/2010 **  .....................................      1,899,420
   1,500,000   Network Associates Inc., Conv. Sub. Deb.,
                 Zero coupon due 02/13/2018 ....................................        618,750
   1,000,000   S3 Inc., Conv. Sub. Note,
                 5.750% due 10/01/2003 .........................................        683,750
                                                                                   ------------
                                                                                      7,480,670
                                                                                   ------------
    HEALTH CARE - 5.0%
   1,500,000   Aetna Inc., Sr. Note,
                 7.375% due 03/01/2006 .........................................      1,482,828
   2,000,000   Cardinal Health Inc., Note,
                 6.750% due 02/15/2011 .........................................      2,025,104
   1,000,000   DVI, Inc., Sr. Note,
                 9.875% due 02/01/2004 .........................................        940,000
   2,000,000   HCA - The Healthcare Company, Note,
                 8.750% due 09/01/2010 .........................................      2,125,946
     250,000   HIH Capital Ltd., Conv. Note,
                 7.500% due 09/25/2006 .........................................         41,071
     500,000   Medical Care International Inc. (Columbia),
                 Conv. Sub. Deb.,
                 6.750% due 10/01/2006 .........................................        489,375
                                                                                   ------------
                                                                                      7,104,324
                                                                                   ------------
    OIL & GAS - 5.0%
   1,200,000   ANR Pipeline Company, Deb.,
                 9.625% due 11/01/2021 .........................................      1,417,302
   2,500,000   El Paso Natural Gas, Deb.,
                 7.500% due 11/15/2026 .........................................      2,380,377
   1,000,000   Enron Corporation, Note,
                 6.450% due 11/15/2001 .........................................      1,007,221
     500,000   Petro-Canada, Deb.,
                 9.250% due 10/15/2021 .........................................        588,300
   1,000,000   Phillips Petroleum Company, Deb.,
                 9.180% due 09/15/2021 .........................................      1,050,195
     500,000   Trans-Canada Pipeline Corporation, Deb.,
                 8.500% due 03/20/2023 .........................................        535,067
                                                                                     ----------
                                                                                      6,978,462
                                                                                     ----------
    BANKS - 4.4%
     400,000   Banc One Corporation, Sub. Note,
                 10.000% due 08/15/2010 ........................................        476,351
   1,000,000   Bank of America Corporation, Sub. Note,
                 7.800% due 02/15/2010 .........................................      1,063,442
      82,000   Barnett Banks, Florida, Inc., Sub. Note,
                 10.875% due 03/15/2003 ........................................         89,209
     230,000   Citicorp, Sub. Note,
                 8.625% due 12/01/2002 .........................................        242,351


                       See Notes to Financial Statements.

INCOME FUND

JUNE 30, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                               VALUE
---------                                                                          ------------
CORPORATE BONDS AND NOTES - (CONTINUED)
    BANKS - (CONTINUED)
$  3,000,000   Citigroup, Inc., Note,
                 6.500% due 01/18/2011 .........................................   $  2,982,882
     100,000   First Chicago Corporation, Sub. Note,
                 9.250% due 11/15/2001 .........................................        101,765
   1,100,000   NCNB Corporation, Sub. Note,
                 9.375% due 09/15/2009 .........................................      1,265,522
                                                                                   ------------
                                                                                      6,221,522
                                                                                   ------------
    REAL ESTATE INVESTMENT TRUSTS - 4.2%
   2,500,000   Healthcare Realty Trust, Inc., Sr. Note,
                 8.125% due 05/01/2011 .........................................      2,492,503
               Nationwide Health Properties Inc., Note:
   1,000,000     7.060% due 12/05/2006 .........................................        906,000
   2,500,000     9.750% due 03/20/2008 .........................................      2,515,648
                                                                                   ------------
                                                                                      5,914,151
                                                                                   ------------
    INDUSTRIAL/DEFENSE - 4.1%
               Lockheed Martin Corporation:
   1,500,000     Company Guarantee,
                 7.250% due 05/15/2006 .........................................      1,553,683
   2,000,000     Note,
                 8.200% due 12/01/2009 .........................................      2,157,440
     200,000   Ogden Corporation, Deb.,
                 9.250% due 03/01/2022 .........................................        184,106
   1,800,000   Praxair, Inc., Deb.,
                 8.700% due 07/15/2022 .........................................      1,838,036
                                                                                   ------------
                                                                                      5,733,265
                                                                                   ------------
    RETAIL SALES - 3.8%
   1,000,000   Fred Meyer Inc., Company Guarantee,
                 7.450% due 03/01/2008 .........................................      1,039,467
               May Department Stores Company, Deb.:
   1,000,000     8.375% due 10/01/2022 .........................................      1,021,880
     600,000     8.375% due 08/01/2024 .........................................        617,337
   2,500,000   Safeway Inc., Note,
                 7.500% due 09/15/2009 .........................................      2,608,410
                                                                                   ------------
                                                                                      5,287,094
                                                                                   ------------
    AUTO - 3.2%
     400,000   Ford Holdings Inc., Company Guarantee,
                 9.300% due 03/01/2030 .........................................        460,385
               Ford Motor Company, Deb.:
     600,000     8.875% due 11/15/2022 .........................................        625,233
     250,000     8.900% due 01/15/2032 .........................................        275,919
   2,000,000   Ford Motor Credit Company, Note,
                 7.375% due 10/28/2009 .........................................      2,032,680
   1,000,000   General Motors Corporation, Deb.,
                 9.400% due 07/15/2021 .........................................      1,185,898
                                                                                   ------------
                                                                                      4,580,115
                                                                                   ------------
    UTILITIES - 2.6%
     200,000   Duke Energy Corporation, First and
                 Refundable Mortgage,
                 6.875% due 08/01/2023 .........................................        188,902
     700,000   Florida Power & Light Company,
                 First Mortgage,
                 7.050% due 12/01/2026 .........................................        654,049
$  1,100,000   Illinois Power Company, First Mortgage,
                 7.500% due 06/15/2009 .........................................   $  1,113,790
               Texas Utilities Electric Company:
     150,000     First and Collateral Mortgage,
                 8.500% due 08/01/2024 .........................................        158,525
   1,500,000     First Mortgage,
                 7.875% due 04/01/2024 .........................................      1,505,928
                                                                                   ------------
                                                                                      3,621,194
                                                                                   ------------
    CONSUMER NON-DURABLES/SERVICES - 2.5%
   1,750,000   Carnival Corporation, Deb.,
                 7.200% due 10/01/2023 .........................................      1,614,004
               Mattel Inc., Note:
     500,000     6.125% due 07/15/2005 .........................................        477,413
   1,000,000     7.300% due 06/13/2011 .........................................        937,082
     500,000   Waste Management Inc., Conv. Sub. Note,
                 4.000% due 02/01/2002 .........................................        495,625
                                                                                   ------------
                                                                                      3,524,124
                                                                                   ------------
    CONSUMER STAPLES - 1.8%
   2,500,000   ConAgra, Inc. Sr. Notes,
                 7.125% due 10/01/2026 .........................................      2,559,755
                                                                                   ------------
    GAMING - 0.8%
     500,000   Harrahs Operating Company Inc., Company
                 Guarantee,
                 8.000% due 02/01/2011 .........................................        509,690
     750,000   Riviera Holdings Corporation, Company
                 Guarantee,
                 10.000% due 08/15/2004 ........................................        648,750
                                                                                   ------------
                                                                                      1,158,440
                                                                                   ------------
    FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 0.8%
   1,000,000   United Mexican States, Bond,
                 9.875% due 02/01/2010 .........................................      1,096,500
                                                                                   ------------
               Total Corporate Bonds and Notes
                 (Cost $96,097,235)                                                  96,107,528
                                                                                   ------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 16.9%
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 7.6%
     113,577   #C00385, GOLD,
                 9.000% due 01/01/2025 .........................................        121,432
   2,186,124   #C00785
                 6.500% due 06/01/2029 .........................................      2,160,133
   3,729,992   #C29918
                 6.500% due 08/01/2029 .........................................      3,685,647
   4,965,197   #C48292
                 6.000% due 03/01/2031 .........................................      4,775,098
                                                                                   ------------
               Total FHLMCs (Cost $10,530,513) .................................     10,742,310
                                                                                   ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.8%
   2,000,000   #460308,
                 7.630% due 02/01/2010 .........................................      2,162,886
   2,068,945   #529010
                 7.000% due 01/01/2030 .........................................      2,082,026
   2,497,423   #583912
                 6.500% due 05/01/2031 .........................................      2,459,836
                                                                                   ------------
               Total FNMAs (Cost $6,485,300) ...................................      6,704,748
                                                                                   ------------


                       See Notes to Financial Statements.

INCOME FUND

JUNE 30, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                          ------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
      (GNMA II) - 4.4%
      (Cost $6,262,000)
$  6,200,000   Commitment to Purchase,
                 7.000% due 07/01/2031 .........................................   $  6,234,906
                                                                                   ------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
      (Cost $118,636)
     114,972   #386671,
                 9.000% due 02/15/2025 .........................................        123,314
                                                                                   ------------
               Total U.S. Government Agency Mortgage-
                 Backed Securities
                 (Cost $23,396,449) ............................................     23,805,278
                                                                                   ------------
 U.S. TREASURY OBLIGATIONS - 13.4%
    U.S. TREASURY NOTES - 10.9%
   7,000,000     5.500% due 05/31/2003 **  .....................................      7,155,463
   8,000,000     5.625% due 05/15/2008 **  .....................................      8,166,256
                                                                                   ------------
                                                                                     15,321,719
                                                                                   ------------
    U.S. TREASURY BONDS - 2.5%
   2,000,000     13.750% due 08/15/2004 ........................................      2,517,698
   1,000,000     6.000% due 02/15/2026 **  .....................................      1,011,669
                                                                                   ------------
                                                                                      3,529,367
                                                                                   ------------
               Total U.S. Treasury Obligations
                 (Cost $17,870,575) ............................................     18,851,086
                                                                                   ------------
 COMMERCIAL PAPER - 4.4%
  (Cost $6,231,476)
   6,250,000   Eastman Chemical Company,
                 4.850% due 07/23/2001+,++, ***  ...............................      6,231,476
                                                                                   ------------
 REPURCHASE AGREEMENT - 1.4%
  (Cost $2,003,000)
$  2,003,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $2,003,609 on 07/02/2001, collateralized
                 by $1,547,348 U.S. Treasury Bond, 8.500%
                 due 02/15/2020 (Market Value $2,051,535).......................   $  2,003,000
                                                                                   ------------
TOTAL INVESTMENTS (Cost $145,598,735*) ................................... 104.4%   146,998,368
OTHER ASSETS AND LIABILITIES (Net) .......................................  (4.4)    (6,242,437)
                                                                           -----   ------------
NET ASSETS ............................................................... 100.0%  $140,755,931
                                                                           =====   ============

----------------

*       Aggregate cost for federal tax purposes.

** These securities or a partial position of these securities are on loan at June 30, 2001, and have an aggregate market value of $20,821,893, representing 14.8% of the total net assets of the Fund (note 7).

***     Security pledged as collateral for dollar roll transactions.

+       Rate represents annualized yield at date of purchase.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


                                GLOSSARY OF TERMS

        GOLD    -- Payments are on an accelerated 45-day payment cycle instead of a 75-day payment cycle.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND

JUNE 30, 2001 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                               VALUE
---------                                                                          ------------
 COMMERCIAL PAPER (DOMESTIC) - 17.1%
$    750,000   American Express Credit Corporation,
                 3.870% due 08/13/2001+++ ......................................   $    746,533
     750,000   Ford Motor Credit Company,
                 3.950% due 07/13/2001+++ ......................................        749,012
     750,000   General Electric Capital Corporation,
                 3.950% due 07/17/2001+++ ......................................        748,683
     750,000   Private Export Funding Corporation,
                 4.600% due 07/24/2001 ** ,+++ .................................        747,796
     750,000   Wells Fargo and Company,
                 3.870% due 07/20/2001+++ ......................................        748,468
                                                                                   ------------
               Total Commercial Paper (Domestic)
                 (Cost $3,740,492) .............................................      3,740,492
                                                                                   ------------
 COMMERCIAL PAPER (YANKEE) - 20.5%
     750,000   Abbey National North America Corporation,
                 3.600% due 08/15/2001 .........................................        746,625
     750,000   American Honda Finance Corporation,
                 3.780% due 07/26/2001+++ ......................................        748,031
     750,000   ANZ (Delaware) Inc.,
                 3.920% due 07/18/2001+++ ......................................        748,612
     750,000   Sharp Electronics Corporation,
                 4.000% due 07/03/2001+++ ......................................        749,833
     750,000   Toyota Motor Credit Corporation,
                 3.940% due 07/13/2001+++ ......................................        749,015
     750,000   UBS Finance (Delaware) LLC,
                 3.740% due 08/08/2001+++ ......................................        747,039
                                                                                   ------------
               Total Commercial Paper (Yankee)
                 (Cost $4,489,155) .............................................      4,489,155
                                                                                   ------------
 BANKERS ACCEPTANCE NOTES - 4.4%
     748,396   Bank of America NA,
                 4.500% due 08/21/2001 .........................................        743,625
     219,477   Fifth Third Bank,
                 4.170% due 08/10/2001 .........................................        218,460
                                                                                   ------------
               Total Bankers Acceptance Notes
                 (Cost $962,085) ...............................................        962,085
                                                                                   ------------
 CORPORATE BONDS AND NOTES - 21.6%
     750,000   Associates Corporation of North America
                 Inc., Note,
                 4.156% due 08/27/2001++ .......................................        750,304
     500,000   Bank One Corporation, Series B, Sr. Note,
                 3.978% due 09/21/2001++ .......................................        500,273
     750,000   Bayerische Landesbank New York, Note,
                 7.026% due 04/15/2002 .........................................        766,526
               Everett Clinic, P.S., Note:
     300,000     3.850% due 12/01/2018++ .......................................        300,000
     500,000     3.850% due 12/01/2021++ .......................................        500,000
     750,000   First Union National Bank, Note,
                 4.215% due 05/08/2002++ .......................................        750,000
     650,000   Fleet National Bank, Note,
                 4.109% due 12/14/2001++ .......................................        650,658
     500,000   Goldman Sachs Group Inc., Series A, MTN,
                 4.490% due 01/31/2002 **,++ ...................................        500,575
                                                                                   ------------
               Total Corporate Bonds and Notes
                 (Cost $4,718,336) .............................................      4,718,336
                                                                                   ------------
 MUNICIPAL BONDS - 11.1%
     170,000   California Housing Finance Agency Revenue,
                 Home Mortgage, Series H, Taxable Bonds,
                 4.000% due 08/01/2019+ ........................................        170,000
$    635,000   California Housing Finance Agency Revenue,
                 Home Mortgage, Series M, Taxable Bonds,
                 4.000% due 08/01/2019+ ........................................   $    635,000
     820,000   California Pollution Control Financing
                 Authority, Environmental Improvement
                 Agency Revenue, (Shell Oil Project),
                 Series B,
                 3.930% due 06/01/2038+ ........................................        820,000
     305,000   Riviera Beach, Florida, Water and Sewer
                 Revenue, Taxable Bond,
                 7.500% due 10/01/2001 .........................................        305,611
     495,000   The Colony, Texas, Water and Sewer Revenue,
                 Taxable Bond,
                 6.375% due 08/01/2001 .........................................        494,845
                                                                                   ------------
               Total Municipal Bonds
                 (Cost $2,425,456) .............................................      2,425,456
                                                                                   ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.1%
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 9.1%
     750,000     3.840% due 07/10/2001 .........................................        749,280
     750,000     4.700% due 04/09/2002 .........................................        750,000
     500,000     4.400% due 05/08/2002 .........................................        500,000
                                                                                   ------------
               Total FHLMCs (Cost $1,999,280) ..................................      1,999,280
                                                                                   ------------
    FEDERAL HOME LOAN BANK (FHLB) - 8.0%
   1,000,000     4.955% due 11/20/2001 .........................................      1,004,414
     750,000     4.020% due 06/28/2002 .........................................        750,000
                                                                                   ------------
               Total FHLBs (Cost $1,754,414) ...................................      1,754,414
                                                                                   ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.0%
      (Cost $650,000)
     650,000     5.400% due 01/18/2002 .........................................        650,000
                                                                                   ------------
               Total U.S. Government Agency Obligations
                 (Cost $4,403,694) .............................................      4,403,694
                                                                                   ------------
 REPURCHASE AGREEMENT - 5.1%
  (Cost $1,111,000)
$  1,111,000   Agreement with Goldman Sachs & Company,
                 3.650% dated 06/29/2001, to be repurchased
                 at $1,111,338 on 07/02/2001, collateralized
                 by $858,264 U.S. Treasury Bond, 8.500%
                 due 02/15/2020 (Market Value $1,137,921) ......................   $  1,111,000
                                                                                   ------------
TOTAL INVESTMENTS (Cost $21,850,218*) ....................................  99.9%    21,850,218
OTHER ASSETS AND LIABILITIES (Net) .......................................   0.1         22,556
                                                                           -----   ------------
NET ASSETS ............................................................... 100.0%  $ 21,872,774
                                                                           =====   ============

-----------

*       Aggregate cost for federal tax purposes.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+ Variable rate securities payable upon demand or not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at June 30, 2001.

++ Floating rate security whose interest rate is reset periodically based on an index.

                                GLOSSARY OF TERMS

        MTN     -- Medium Term Note


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
WM VARIABLE TRUST


1.  ORGANIZATION AND BUSINESS

The WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers sixteen managed investment funds, consisting of five
Portfolios: Strategic Growth, Conservative Growth, Balanced, Conservative Balanced and Flexible Income Portfolios and eleven Funds: Equity Income, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds (collectively, the "Equity Funds"); Short Term Income, U.S. Government Securities and Income Funds (collectively, the "Fixed Income Funds"); and the Money Market Fund. Class 1 and Class 2 shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans. The Portfolios offer a range of asset allocation strategies by investing in certain of the Funds and the WM High Yield Fund (the "Underlying Funds").

WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios and Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Except as otherwise noted, a security that is primarily traded on a U.S. exchange (including securities traded through the Nasdaq National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and U.S. Government Securities) are valued at the over-the-counter bid prices, or if no sale occurred on such day, at the mean of the current bid and asked prices. An option is generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. Short term debt securities that mature in 60 days or less are valued at amortized cost. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. Eastern time, if that is earlier. That value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments) are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trust. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Trust's Board of Trustees (the "Board of Trustees"), which may rely on the assistance of one or more Pricing Services. The procedures of each Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

The investments of the Money Market Fund are valued on the basis of amortized cost, which approximates market value, so long as the Board of Trustees determines that this method constitutes fair value. Amortized cost valuation involves initially valuing a portfolio instrument at its cost, and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Money Market Fund attempts to maintain a constant net asset value of $1.00 per share.

WM VARIABLE TRUST


Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

Investments in Underlying Funds owned by the Portfolios are valued at their net asset value per share determined as of the close of the New York Stock Exchange on the valuation date.

REPURCHASE AGREEMENTS:

Each Portfolio or Fund may engage in repurchase agreement transactions. Arepurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio or Fund would seek to use the collateral to offset losses incurred. There is potential loss in the event the Portfolio or Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio or Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with whom each Portfolio or Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may engage in futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at June 30, 2001. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other Fund investments.

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FOREIGN CURRENCY:

The books and records of the Portfolios and Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates in effect at noon, Eastern time, on the day of valuation. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. It is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the portion arising from changes in market prices of investments during the period. Accordingly, all such changes have been reflected as realized and unrealized net gain/(loss) from security transactions in the Statements of Operations.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of foreign currency and other assets and liabilities. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolios or Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

WM VARIABLE TRUST


FORWARD FOREIGN CURRENCY CONTRACTS:

The Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income and Income Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. The U.S. dollar market value, contract value and the foreign currencies the Funds have committed to buy or sell are shown in the Portfolio of Investments under the caption "Schedule of Forward Foreign Currency Contracts." These amounts represent the aggregate exposure to each foreign currency the Funds have acquired or hedged through forward foreign currency contracts at June 30, 2001. Forward foreign currency contracts are reflected as both a forward foreign currency contract to buy and a forward foreign currency contract to sell. Forward foreign currency contracts to buy generally are used to acquire exposure to foreign currencies, while forward foreign currency contracts to sell are used to hedge the Funds' investments against currency fluctuations. Also, a forward foreign currency contract to buy or sell can offset a previously acquired opposite forward foreign currency contract.

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation/(depreciation) of forward foreign currency contracts reflected in the Funds' Statements of Assets and Liabilities. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

DOLLAR ROLL TRANSACTIONS:

The Short Term Income Fund, U.S. Government Securities Fund and the Income Fund, in order to seek a high level of current income, may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The values of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities. Adollar roll transaction involves a sale by the Funds of securities that they hold with an agreement by the Funds to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Management anticipates that the proceeds of the sale will be invested in additional instruments for the Funds, and the income from these investments will generate income for the Funds exceeding the interest that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those similar securities which the Fund is obligated to repurchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

ILLIQUID INVESTMENTS:

Up to 15% of the net assets of each Equity and Fixed Income Fund, and up to 10% of the net assets of the Money Market Fund, may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities which are restricted under Federal securities laws with respect to disposition (excluding certain Rule 144A securities as defined below).

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to

WM VARIABLE TRUST


qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 15%/10% limitation, as applicable, on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Portfolio's and Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio or Fund based upon the relative average net assets of each class.

The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001. Prior to January 1, 2001, only the Money Market Fund and Short Term Income Fund amortized bond premiums. Paydown gains and losses on mortgage-backed and asset-backed securities were presented as realized gains and losses. The cumulative effect of applying the required changes has no impact on the net assets reported in the financial statements but resulted in the following:

                                      AT DECEMBER 31, 2000          FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                      --------------------  --------------------------------------------------------
                                           (DECREASE)          (DECREASE)      INCREASE/(DECREASE)      INCREASE
                                          IN AMORTIZED      UNDISTRIBUTED NET      ACCUMULATED       NET UNREALIZED
                                             COST OF           INVESTMENT         NET REALIZED       APPRECIATION OF
NAME OF FUND                             SECURITIES HELD         INCOME            GAIN/(LOSS)         INVESTMENTS
------------                          --------------------  -----------------  -------------------   ---------------
Equity Income Fund ................         $ (16,656)          $  (3,985)          $  (2,685)          $   6,670
Short Term Income Fund ............                --             (18,263)             18,263                  --
U.S. Government Securities Fund ...           (66,010)            (72,411)             42,909              29,502
Income Fund .......................          (712,250)            (42,828)            (48,724)             91,552

The Statements of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect these changes in presentation.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the Portfolios, Equity Funds and of the Fixed Income Funds are declared and paid annually. Distributions of any net long-term capital gains earned by a Portfolio or Fund are made annually. Distributions of any net short-term capital gains earned by a Portfolio or Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios or Funds, organizational costs, dividends payable, redesignated distributions and differing characterizations of distributions made by each Portfolio or Fund as a whole.

FEDERAL INCOME TAXES:

It is the policy of each Portfolio and Fund to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies by, among other things, distributing substantially all of its taxable earnings to its shareholders. Therefore, no Federal income tax provision is required.

WM VARIABLE TRUST

EXPENSES:

Expenses that are directly related to one of the Portfolios or Funds are charged directly to that Portfolio or Fund. General expenses of the Trust are allocated to all the Portfolios or Funds based upon the relative net assets of each Portfolio or Fund. Operating expenses directly attributable to a class of shares are charged to the operation of that class of shares. Expenses of each fund not directly attributable to the operation of any class of shares are prorated among the classes to which the expenses relate based upon the relative average net assets of each class of shares. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds.

OTHER:

The Growth & Income and Fixed Income Funds may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Fund may purchase floating rate, inverse floating rate and variable rate obligations that carry a demand feature which would permit the Fund to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating rate, inverse floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. The Fixed Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations, including participation interest therein. The Money Market Fund may purchase floating rate obligations and variable rate demand notes, including participation interest therein. Although variable rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by the Fund will be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund, as determined by the Advisor. Moreover, while there may be no active secondary market with respect to a particular variable rate demand note purchased by a Fund, the Fund may, upon the notice specified in the note, demand payment of the principal and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

3. INVESTMENT ADVISORY, ADMINISTRATION FEES AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trust. The Growth and International Growth Funds also employ sub-advisors. Each Fund pays monthly fees to the Advisors and the relevant sub-advisor, if any, at the following aggregate annual rates (as a percentage of the Fund's average daily net assets):

                              FROM $0     FROM $25    FROM $50    FROM $100   FROM $125   FROM $200   FROM $400     OVER
                               TO $25      TO $50     TO $100      TO $125     TO $200     TO $400     TO $500      $500
                              MILLION     MILLION     MILLION      MILLION     MILLION     MILLION     MILLION     MILLION
                              -------     --------    --------    ---------   ---------   ---------   ---------   --------
Equity Income Fund .......     0.625%      0.625%      0.625%      0.625%      0.625%      0.625%      0.625%      0.500%
Growth & Income Fund .....     0.800%      0.800%      0.800%      0.750%      0.750%      0.700%      0.650%      0.575%
Growth Fund of the
   Northwest .............     0.625%      0.625%      0.625%      0.625%      0.625%      0.625%      0.625%      0.500%
Growth Fund ..............     0.950%      0.875%      0.875%      0.875%      0.875%      0.875%      0.875%      0.875%
Mid Cap Stock Fund .......     0.750%      0.750%      0.750%      0.750%      0.750%      0.750%      0.750%      0.750%
Small Cap Stock Fund .....     0.900%      0.850%      0.850%      0.850%      0.850%      0.850%      0.850%      0.750%
International Growth
   Fund ..................     0.950%      0.950%      0.850%      0.850%      0.750%      0.750%      0.750%      0.750%
Short Term Income Fund         0.500%      0.500%      0.500%      0.500%      0.500%      0.450%      0.450%      0.400%
U.S. Government
   Securities Fund .......     0.500%      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%
Income Fund ..............     0.500%      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%
Money Market Fund ........     0.450%      0.450%      0.450%      0.450%      0.450%      0.450%      0.450%      0.450%

WM VARIABLE TRUST


As investment advisor to the Portfolios, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Portfolio's average daily net assets.

WM Shareholder Services, Inc. (the "Administrator"), an indirect wholly-owned subsidiary of Washington Mutual, serves as administrator to each Portfolio. For its services as administrator, each Portfolio pays the Administrator a monthly fee at an annual rate of 0.15% of the value of each Portfolio's average daily net assets.

Custodian fees for certain Portfolios and Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Portfolios and Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2001 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, Inc., pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended or $1,000 per board meeting attended by telephone. The Lead Trustee receives an additional $6,000 per annum. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives $1,000 per committee meeting attended. The members of each committee receive an additional $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. No fees are currently being deferred under the plan.

5. DISTRIBUTION PLAN

The Portfolios and Funds have adopted a distribution plan, pursuant to Rule 12b-1 (a "Rule 12b-1 Plan") under the 1940 Act, applicable to Class 2 shares. Under the 12b-1 Plan, WM Funds Distributor (the "Distributor") will receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plan is characterized by the SEC as a "compensation-type" plan.

6. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2001 were as follows:


       NAME OF PORTFOLIO/FUND                                 PURCHASES               SALES
       ----------------------                               ------------          ------------
       Strategic Growth Portfolio ................          $ 15,174,931          $  1,723,000
       Conservative Growth Portfolio .............            50,299,698             4,300,000
       Balanced Portfolio ........................            56,744,431             7,800,000
       Conservative Balanced Portfolio ...........             2,310,050                    --
       Flexible Income Portfolio .................             8,274,669               300,000
       Equity Income Fund ........................            38,123,974             3,328,172
       Growth & Income Fund ......................            58,843,118            46,386,212
       Growth Fund of the Northwest ..............            16,136,827            10,271,763
       Growth Fund ...............................           112,617,818           146,398,506
       Mid Cap Stock Fund ........................            12,071,823             9,180,822
       Small Cap Stock Fund ......................            15,748,999            19,304,820
       International Growth Fund .................             9,531,514             6,845,277
       Short Term Income Fund ....................             8,025,039             3,973,466
       Income Fund ...............................            32,814,633             3,885,789

WM VARIABLE TRUST


The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended June 30, 2001 were as follows:


       NAME OF FUND                                        PURCHASES              SALES
       ------------                                       -----------          -----------
       Equity Income Fund ......................          $        --          $   114,352
       Short Term Income Fund ..................            3,990,898            7,045,635
       U.S. Government Securities Fund .........           33,015,233           20,774,100
       Income Fund .............................           19,881,337           26,163,626

At June 30, 2001, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                          TAX BASIS             TAX BASIS
                                                          UNREALIZED            UNREALIZED
       NAME OF PORTFOLIO/FUND                            APPRECIATION          DEPRECIATION
       ----------------------                            ------------          ------------
       Strategic Growth Portfolio ..............          $ 6,808,380          $14,514,898
       Conservative Growth Portfolio ...........           16,612,300           36,970,798
       Balanced Portfolio ......................           15,432,775           20,689,856
       Conservative Balanced Portfolio .........              397,702              517,881
       Flexible Income Portfolio ...............            1,607,470            1,152,644
       Equity Income Fund ......................            8,561,080            1,261,499
       Growth & Income Fund ....................           59,699,571           17,138,519
       Growth Fund of the Northwest ............           20,514,023            4,659,847
       Growth Fund .............................           30,630,866           25,070,078
       Mid Cap Stock Fund ......................           15,603,687            2,949,588
       Small Cap Stock Fund ....................           23,335,286           28,918,199
       International Growth Fund ...............            4,609,027            8,787,488
       Short Term Income Fund ..................              818,916              180,104
       U.S. Government Securities Fund .........            2,904,753              540,864
       Income Fund .............................            4,815,584            3,415,951

Information regarding dollar roll transactions by the U.S. Government Securities Fund and Income Fund is as follows:

                                                                            U.S. GOVERNMENT
       DOLLAR ROLL TRANSACTIONS                                             SECURITIES FUND         INCOME FUND
       ------------------------                                             ----------------        -----------
       Maximum amount outstanding during the period .................          $ 1,767,500          $ 6,262,000
       Average amount outstanding during the period* ................          $   438,660          $ 1,554,111
       Average monthly shares outstanding during the period .........           11,472,030           13,833,949
       Average debt per share outstanding during the period .........          $      0.04          $      0.11

--------------------

* The average amount outstanding during the period was calculated by summing borrowings at the end of each day and dividing the sum by the number of days in the period ended June 30, 2001.

7. LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At June 30, 2001, the Funds had outstanding loans of securities to certain brokers, dealers or other financial institutions for which each Fund has segregated cash and/or securities equivalent to 100% of the market value of securities loaned with the Funds' custodian. At June 30, 2001, the following Funds had securities on loan:

WM VARIABLE TRUST


                                                       MARKET VALUE
                                                        OF LOANED          MARKET VALUE
       NAME OF FUND                                     SECURITIES         OF COLLATERAL
       ------------                                    ------------        -------------
       Equity Income Fund ...................          $ 1,833,859          $ 1,900,408
       Growth Fund of the Northwest .........            2,684,997            2,746,800
       Growth Fund ..........................            2,485,954            2,611,800
       Mid Cap Stock Fund ...................              849,600              864,000
       Small Cap Stock Fund .................               36,440              911,000
       International Growth Fund ............            1,808,472            1,913,762
       Short Term Income Fund ...............            7,336,736            7,645,068
       Income Fund ..........................           20,821,893           21,436,346

8. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest, each without par value.

9. ORGANIZATION COSTS

Expenses incurred in connection with the organization of the Portfolios, except for the Conservative Balanced Portfolio, including the fees and expenses of registering and qualifying each Portfolio's shares for distribution under Federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Portfolio. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of such Portfolio outstanding at the time of such redemption.

10. INVESTMENT RISK FACTORS

All Funds, except the U.S. Government Securities Fund, may invest in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

In addition, the Money Market Fund invests at least 25% of its assets in bank obligations. As a result of this concentration policy, the Fund's investments may be subject to greater risk due to interest rate volatility and federal and state regulations.

Each of the Portfolios allocates its assets among the Underlying Funds. As a result, the Portfolios share the risks of each of the Funds in which they invest. Investing in the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until WM Advisors determines that it is appropriate to dispose of such securities.

The officers and Board of Trustees of the Portfolios also serve as officers and Trustees of the Underlying Funds. In addition, WM Advisors serves as the investment advisor of each Underlying Fund and Portfolio. Conflicts may arise as the Advisor seeks to fulfill its fiduciary responsibilities to both the Portfolios and the Underlying Funds.

Annuities are not FDIC Insured.

The financial institution does not guarantee performance by the insurer issuing the annuity.


Annuities are not obligations of any bank.

Variable annuities involve risk, including potential loss of principal.


This material is not an offer to sell nor a solicitation to buy the WM Strategic Asset Manager Variable Annuity, WM Advantage Variable Annuity, or shares of the WM Variable Trust. It is not authorized for distribution unless preceded or accompanied by a current prospectus(es) that includes information regarding the risk factors, expenses, policies and objectives of the WM Advantage Variable Annuity and WM Strategic Asset Manager Variable Annuity programs. Please read it carefully before investing. WM Advantage and WM Strategic Asset Manager may not be available for sale in all states.

Shares of the WM Variable Trust are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, the depository institution or any other agency. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by WM Funds Distributor, Inc.

Member NASD



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WM VARIABLE TRUST
WM Funds Distributor, Inc.
12009 Foundation Place, Suite 350
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